As filed with the U.S. Securities and Exchange Commission

on January 31 2025

Securities Act File No. 333-252816

Investment Company Act File No. 811-23637

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No.
Post-Effective Amendment No. 7

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 9

(Check appropriate box or boxes)

DGI Investment Trust

(Exact Name of Registrant as Specified in Charter)

DGI Investment Trust

Oriental Center

254 Munoz Rivera Avenue, 10th Floor

San Juan, Puerto Rico 00918

(Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code: (787) 777-2103

Hugh Gonzalez-Robison

Oriental Center

254 Munoz Rivera Avenue, 10th Floor

San Juan, Puerto Rico 00918

(Name and Address of Agent for Service)

Copy to:

Eric S. Purple

Stradley Ronon Stevens & Young, LLP

2000 K Street N.W., Suite 700

Washington, D.C. 20006

Maggie Bull

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

It is proposed that this filing will become effective: (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)

☐	on __________ pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☒	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This post-effective amendment relates only to the DGI U.S. Government Money Market Fund series of the Registrant. No information relating to the other series of the Registrant is amended or superseded hereby.

 The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Subject to Completion, dated January 31, 2025

Prospectus

[2025]

[_, 2025]

DGI Investment Trust

DGI U.S. Government Money Market Fund

Class A Withholding – [TICKER]

Class A Non-Withholding – [TICKER]

Class I Withholding – [TICKER]

Class I Non-Withholding – [TICKER]

The Securities and Exchange Commission and the Commodity Futures Trading Commission have not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Investment in the DGI U.S. Government Money Market Fund (the “Fund”) is intended for residents of Puerto Rico. If a purchaser of Fund shares is not a resident of Puerto Rico, his or her tax consequences related to investments in the Fund will be significantly different from other mutual funds. You may find further information with respect to taxation in the “Tax Information” section of this Prospectus.

Table of Contents

SUMMARY SECTION: DGI U.S. GOVERNMENT MONEY MARKET FUND	[_]
ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENT STRATEGIES AND RISKS	[_]
MANAGEMENT OF THE FUND	[_]
SHAREHOLDER INFORMATION	[_]
FINANCIAL HIGHLIGHTS	[_]

SUMMARY SECTION: DGI U.S. GOVERNMENT MONEY MARKET FUND

Investment Objective

The Fund seeks to provide current income consistent with preservation of capital and liquidity.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (Fees paid directly from your investment)	Class A Withholding	Class A Non-Withholding	Class I Withholding	Class I Non-Withholding
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None
Maximum Deferred Sales Charge (Load) Imposed on Redemptions (as a percentage of the lesser of the redemption price or offering price)	None	None	None	None
Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None
Exchange Fee	None	None	None	None
Account Service Fee	None	None	None	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)	Class A Withholding	Class A Non-Withholding	Class I Withholding	Class I Non-Withholding
Management Fees	[0.20]%	[0.20]%	[0.20]%	[0.20]%
Distribution and/or Service (12b-1) Fees	[0.25]%	[0.25]%	None	None
Other Expenses[1]	[0.56]%	[0.56]%	[0.56]%	[0.56]%
Administrative Fee	[0.08]%	[0.08]%	[0.08]%	[0.08]%
Miscellaneous Other Expenses[2]	[0.48]%	[0.48]%	[0.48]%	[0.48]%
Total Annual Fund Operating Expenses	[1.01]%	[1.01]%	[0.76]%	[0.76]%
Fee Waivers and/or Expense Reimbursements[3]	[0.18]%	[0.18]%	[0.18]%	[0.18]%
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[3]	[0.83]%	[0.83]%	[0.58]%	[0.58]%

(1)	Other expenses are based on estimated amounts for the current fiscal year.

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(2)	[“Miscellaneous Other Expenses” include organizational and initial offering expenses of the Fund.]
(3)	[Oriental Trust (“Oriental Trust” or “ Investment Adviser”) has contractually agreed to waive fees and/or reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) exceed [0.95]% of the average daily net assets of the Fund. The Investment Adviser has also contractually agreed to waive, bear and/or reimburse the organizational and initial offering expenses of the Fund. [Any amounts contractually waived or reimbursed by the Investment Adviser will be subject to repayment by the Fund to the Investment Adviser within three years, calculated monthly from when the waiver or reimbursement was recorded. Any repayment to the Investment Adviser will not cause the Fund’s expenses to exceed (i) the expense limitation at the time the fees are waived and (ii) the expense limitation in effect at the time of such reimbursement.] The expense limitation shall be in effect until at least [_, 2026].]

Example

The example below can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same after fee waivers and expense reimbursements shown in the fee table through [_, 2026] and total annual fund operating expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
Class A Withholding	$85	$112
Class A Non-Withholding	$85	$112
Class I Withholding	$59	$84
Class I Non-Withholding	$59	$84
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Principal Investment Strategies

The Fund is a U.S. “government money market fund” (as defined in Rule 2a-7 (“Rule 2a-7”) under the Investment Company Act of 1940, as amended (the “1940 Act”)) that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests at least 99.5% of its total assets in cash, government securities, and repurchase agreements collateralized by cash or government securities. In addition, under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in government securities and repurchase agreements collateralized by government securities. Government securities generally means any security issued or guaranteed as to principal or interest by the U.S. government or certain of its agencies or instrumentalities, or any certificate of deposit for such securities. The Fund may invest in shares of other government money market funds.

As a money market fund, the Fund is subject to the requirements of Rule 2a-7 with respect to the quality, maturity, diversification and liquidity of the Fund’s investments. The Fund invests only in U.S. dollar denominated securities maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 calendar days, and a dollar-weighted average life to maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 calendar days. The Fund will limit investments to those securities that are “Eligible Securities” as defined by applicable regulations at the time of purchase. Eligible Securities are (i) government securities, (ii) shares of other money market funds, and (iii) securities determined to present minimal credit risks by the Investment Adviser pursuant to guidelines approved by the Fund’s Board of Trustees.

In selecting securities for the Fund’s portfolio, the Investment Adviser focuses on securities that offer safety, liquidity, and a competitive yield.

The Fund normally holds portfolio securities to maturity, but may sell a security when the Investment Adviser deems it advisable, such as when market or credit factors materially change.

For a description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities, please see “Portfolio Holdings Disclosure Policies and Procedures” in the Fund’s Statement of Additional Information (“SAI”).

The Fund is designed solely for Qualifying Investors (as defined in the section entitled “Tax Information” below). The tax treatment of this Fund differs from that typically accorded to other investment companies registered under the 1940 Act that qualify as regulated investment companies (“RICs”) under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “U.S. Code”). The Fund will not qualify as a RIC and non-Qualifying Investors may suffer adverse consequences as a result.

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Principal Risks

An investment in the Fund is subject to certain risks that may result in a loss of all or a portion of your investment. The Fund’s yield and total return may fluctuate within a wide range over short or long periods of time. As with any mutual fund, you could lose money on your investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The below is a summary of certain risks which could affect the Fund’s performance. You should also consider the factors under “More Information About The Fund—Risks of Investing in the Fund” before investing in the Fund. The Fund’s principal risks include:

Money Market Risk - You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress. The Fund’s ability to maintain a stable price per share can be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.

Debt Securities Risk - Debt securities, such as bonds, involve interest rate risk, credit risk, call risk, income risk and extension risk.

Interest-Rate Risk - The value of fixed-income securities will typically decline when interest rates rise. Alternatively, when interest rates go down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities.

New/Small Fund Risk - A new or small fund’s performance may not represent how the fund is expected to or may perform in the long term if and when it becomes larger and has fully implemented its investment strategies. New and smaller funds may require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Fund performance may be lower or higher during this “ramp-up” period, and may also be more volatile, than would be the case after the fund is fully invested. The Fund has no performance history for investors to evaluate and it may not attract sufficient assets to achieve investment and trading efficiencies. If the Fund were to fail to successfully implement its investment strategies or achieve its investment objectives, its performance may be negatively impacted, and any resulting liquidation could result in negative transaction costs for the Fund and have adverse tax consequences for investors.

Market Risk - The value of stocks and other securities can be highly volatile, and prices may fluctuate widely, which means you should expect a wide range of returns and could lose money, even over a long time period. Various economic, industry, regulatory, political, or other factors (such as natural disasters, epidemics and pandemics, war, terrorism, conflicts or social unrest) may disrupt U.S. and world economies and can dramatically affect markets generally, certain industry sectors, and/or individual companies.

Changing Fixed-Income Markets - The Federal Reserve raised the federal funds rate eleven times between March 2022 and July 2023. However, the Federal Reserve lowered the federal funds rate in September, November and December 2024 and may continue to do so. Changes in interest rates may adversely affect the values of the securities held in the Fund’s portfolio. In general, the prices of debt securities fall when interest rates increase, and rise when interest rates decrease. Increases in the federal funds rate may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain Fund investments, which could cause the value of the Fund’s investments to decline. To the extent the Fund experiences high redemptions because of these policy changes, the Fund may experience increased portfolio turnover, which will increase the costs the Fund incurs and may lower its performance. Changes in central bank policies and other governmental actions and political events within the U.S. may also, among

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other things, affect investor and consumer expectations and confidence in the fixed income and other financial markets.

Credit Risk - Issuers or guarantors of fixed-income securities, and counterparties to repurchase agreements, could default or be downgraded if they fail to make required payments of principal or interest. Any downgrade of securities issued by the U.S. government may result in a downgrade of securities issued by its agencies or instrumentalities.

Tax Risks - The Fund intends to operate in a manner that will cause it to be exempt from Puerto Rico income and municipal license tax as a registered investment company under the Puerto Rico Internal Revenue Code of 2011, as amended (the “PR Code”) and the Puerto Rico Municipal Code, as amended (the “Municipal Code”). A risk exists that the Fund may not qualify for exemption from Puerto Rico taxation.

To be exempt from Puerto Rico income tax, the Fund must meet certain requirements, including being registered under Puerto Rico Act No. 93-2013, as amended, known as the “Puerto Rico Investment Companies Act of 2013” (“Act 93-2013”). Due to the repeal of Section 6(a)(1) of the 1940 Act, the Fund is required to be registered with the U.S. Securities and Exchange Commission (the “SEC”) under the 1940 Act and is barred from registering under Act 93-2013. In Administrative Determination 19-04, issued by the Secretary (“Secretary”) of the Puerto Rico Treasury Department (the “PRTD”) on September 5, 2019 (“AD19-04”), the PRTD held that an investment company that (i) is organized in Puerto Rico, (ii) has its principal office in Puerto Rico, and (iii) is registered with the SEC under the 1940 Act, will be treated as a registered investment company under Act 93-2013 and thus will be entitled to the tax exemption and other tax benefits available under the PR Code to registered investment companies. Puerto Rico investment companies registered under the 1940 Act, such as the Fund, can rely on the holding of AD19-04 for purposes of claiming the tax exemption and other tax benefits available under the PR Code. If such determination is revoked by the PRTD: (i) the Fund would be subject to a Puerto Rico income tax rate of up to 37.5% on its taxable interest income, dividend income and short term capital gains, and to a Puerto Rico income tax of up to 20% on its long term capital gains, and (ii) the Fund’s individual investors could be subject to a Puerto Rico income tax on the exempt dividends of up to 31.35%.

Under Act 93-2013, Puerto Rico registered investment companies are exempt from the municipal license tax imposed by Puerto Rico municipalities pursuant to the authority granted by the Municipal Code. Pursuant to Article 1.007 of the Municipal Code, Puerto Rico municipalities have the authority to impose taxes that are not incompatible with the taxes imposed by the Commonwealth of Puerto Rico. Puerto Rico investment companies registered under the 1940 Act should be able to rely on the holding of AD19-04 to be treated as a registered investment company under Act 93-2013 for purposes of the municipal license tax exemption. Notwithstanding the foregoing, the Municipality of San Juan may disagree with the holding of AD19-04 and refuse to treat the Fund as a registered investment company under Act 93-2013, causing the imposition of municipal license taxes of 1.5% on the gross revenues of the Fund.

As an investment trust organized under Puerto Rico law, the Fund is treated as a foreign corporation under the United States Internal Revenue Code of 1986, as amended (the “US Code”). The Fund does not intend to be engaged in a trade or business in the U.S.; therefore, the Fund should be subject only to a U.S. federal income tax withholding of 10% on U.S. source dividends, if certain conditions are met, and a 30% U.S. federal income tax withholding on certain other items of fixed, determinable annual or periodic income derived by the Fund from sources within the U.S., including U.S. source dividends not eligible for the 10% withholding tax rate. The Fund is not subject to U.S. federal income tax on gains derived from the sale or exchange of securities (except for U.S. real property interests, as defined in Section 897 of the US Code), and on U.S. source interest that qualifies as “portfolio interest.” However, if the Fund operates in such a manner that is found to be engaged in a trade or business in the U.S., it will be subject to a U.S. federal income tax of 21% on its net income connected to such U.S. trade or business and to a 30% branch profits tax on its after-tax income. See “Tax Information” below and in the SAI and consult your tax adviser.

Repurchase Agreements Risk - The Fund may enter into certain types of repurchase agreements. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur

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delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value.

U.S. Government Securities Risk - U.S. government obligations have different levels of credit support and, therefore, different degrees of credit risk. The U.S. government does not guarantee the market value of the securities it issues, so those values may fluctuate. Like most fixed-income securities, the prices of government securities typically fall when interest rates increase and rise when interest rates decline. In addition, the payment obligations on certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

Yield Risk - The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low or negative, the Fund may not be able to maintain a positive yield or pay Fund expenses out of current income without impairing the Fund’s ability to maintain a stable net asset value. Additionally, inflation may outpace and diminish investment returns over time. Recent and potential future changes in monetary policy made by central banks and/or their governments may affect interest rates, which, in turn, may impact the Fund’s yield.

Financial Markets Regulatory Risk - Policy changes by the U.S. government or its regulatory agencies and political events within the U.S. and abroad may, among other things, affect investor and consumer confidence and increase volatility in the financial markets, perhaps suddenly and to a significant degree, which may adversely impact the Fund’s operations, universe of potential investment options, and return potential.

1940 Act Risk - The Fund is subject to the Investment Company Act of 1940, as amended (the “1940 Act”), which imposes numerous restrictions and requirements, including, for example, affiliate transaction prohibitions, director independence requirements, investment adviser requirements, borrowing or leverage restrictions, proxy solicitation requirements, periodic reporting requirements, and internal control requirements, any or all of which may have a material effect on the Fund’s operations.

Cash and Cash Equivalents Risk - To the extent the Fund holds cash and cash equivalents positions, even strategically, the Fund risks achieving lower returns and potential lost opportunities to participate in market appreciation, which could negatively impact the Fund’s performance and ability to achieve its investment objective. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising.

Management Risk - The Fund is actively managed with discretion and may underperform market indexes or other mutual funds with similar investment objectives. The Fund’s performance depends heavily on the Investment Adviser’s skill and judgments regarding markets, interest rates, and individual securities selected for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect.

Cybersecurity Risk - The Fund, like all companies, may be susceptible to operational and information security risks. Cyber security failures or breaches of the Fund or its service providers or the issuers of securities in which the Fund invests, have the ability to cause disruptions and impact business operations, and the Fund and its shareholders could be negatively impacted as a result.

Inflation Risk - Like all mutual funds, the Fund is subject to inflation risk. Inflation risk is the risk that the intrinsic value of assets or income from investments will be less in the future as inflation decreases the purchasing power and value of money (i.e., as inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions). Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy and changes in monetary or economic policies (or expectations that these policies may change). The market price of debt securities generally falls as inflation increases because the purchasing power of the future income and repaid principal is expected to be worth less when received by the Fund. The risk of inflation is greater for debt instruments with longer maturities and instruments that pay a fixed interest rate.

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Performance

The Fund recently commenced operations and does not have a full calendar year performance record. Therefore, performance information is not available and has not been presented for the Fund.

Fund Management

Oriental Trust, a separately identifiable division of Oriental Bank (“Oriental Trust” or the “Investment Adviser”), is the investment adviser for the Fund and has overall supervisory responsibility for the general management and investment of the Fund’s portfolio.

Purchase and Sale of Fund Shares

[The shares are sold to prospective shareholders at the public offering price. Class [A Withholding and Non-Withholding] shares may be purchased by the public. Class [I Institutional Withholding and Non-Withholding] shares are available to institutional clients and to advisory or fee-based accounts. There is no minimum initial investment or minimum subsequent investment to purchase shares of the Fund. Requests to purchase or redeem shares of the Fund are processed on each day that the New York Stock Exchange (“NYSE”) is open for business. You may purchase or redeem shares by contacting the Fund at 787-620-0000. If you invest through a financial intermediary, please contact that intermediary regarding purchase and redemption procedures. The minimum initial and subsequent investment amounts may be waived or lowered from time to time. See the “Purchase and Redemption of Fund Shares” section of the statutory prospectus for more information.]

Tax Information

The Fund is intended solely for residents of Puerto Rico.

The Fund will not qualify as a regulated investment company under Subchapter M of the US Code. Instead, the Fund will be subject to taxation under the laws of Puerto Rico. In general, the Fund’s distributions will be subject to Puerto Rico income taxes as dividend income, capital gains, or some combination of both.

Distributions to individuals who are residents of Puerto Rico (“Individual PR Residents”) of Ordinary Dividends and Capital Gain Dividends (as such terms are defined below under the heading “Tax Information”) qualify for a special PR income tax rate of 15%. The 15% PR income tax on Ordinary Dividends will be withheld at source by the Fund or its paying agent for Class A Withholding Shares and Class I Withholding Shares. Notwithstanding the foregoing, distributions to Individual PR Residents may be subject to an alternate basic tax if their regular tax liability is less than the alternate basic tax liability. The alternate basic tax applies with respect to Individual PR Residents that have alternate basic tax net income in excess of $25,000. The alternate basic tax rates range from 1% to 24% depending on the alternate basic tax net income. The alternate basic tax net income is determined by adjusting the individual’s net income subject to regular income tax rates by, among other items, adding: (i) certain income exempt from the regular income tax and (ii) income subject to special tax rates as provided in the PR Code such as: Ordinary Dividends, Capital Gain Dividends, and long-term capital gains recognized by Individual PR Residents on the sale, exchange or other taxable disposition of the shares of the Fund.

Individuals who are not residents of Puerto Rico will be subject to Puerto Rico income tax on Ordinary Dividends at the rate of 15% to be withheld at source by the Fund or its paying agent. No PR income tax should apply on Capital Gain Dividends because such dividends are treated as long-term capital gains from sources outside of Puerto Rico.

By purchasing Class A Withholding Shares and Class I Withholding Shares of the Fund, each individual investor will be irrevocably agreeing to the 15% Puerto Rico income tax withholding on all Ordinary Dividends, Capital Gain Dividends, and Exempt Dividends. In the case of Exempt Dividends, Capital Gain Dividends, and Ordinary Dividends distributed to certain investors, the 15% withholding tax may be inapplicable or in excess of the applicable Puerto Rico income tax rate. In such cases, the investor should

7

be able to either credit the 15% withholding tax against the applicable Puerto Rico income tax liability or request a refund from the PRTD of the 15% withholding tax or the excess of the 15% withholding tax over the ultimate tax liability, as applicable.

Distributions from the Fund are generally not subject to U.S. federal income tax if the distribution is made to: (i) Individual PR Residents who are bona fide residents of Puerto Rico within the meaning of Section 933 and 937 of the U.S. Code (“Qualifying Individuals”), (ii) trusts (other than business trusts) organized under the laws of Puerto Rico, if all the beneficiaries are residents of Puerto Rico and the trustees are individuals residents of Puerto Rico or entities organized under the laws of Puerto Rico treated as corporations for income tax purposes (“Qualifying Trusts”), or (iii) entities organized under the laws of Puerto Rico treated as corporations for income tax purposes, engaged in trade or business, if any, exclusively in Puerto Rico and controlled by residents of Puerto Rico (“Qualifying Corporations”). Distributions to investors who are not Qualifying Individuals, Qualifying Trusts or Qualifying Corporations will be subject to U.S. federal income taxes and adverse tax consequences may apply under the US Code.

Under the general sourcing rules otherwise applicable to dividends paid by Puerto Rico corporations, distributions from the Fund to Qualifying Individuals should be treated as Puerto Rico source income exempt from U.S. federal income taxes under US Code Section 933. Notwithstanding the foregoing, Qualifying Individuals holding, directly, indirectly or by attribution, 10% or more of the shares of the Fund, should note that dividends from the Fund may be treated as income from sources outside of Puerto Rico subject to adverse U.S. federal income taxes. Additionally, Qualifying Individuals, regardless of their percentage of shares held in the Fund, should note that pursuant to the regulations issued under Section 937(b) of the US Code, dividends from the Fund may be treated as income from sources outside of Puerto Rico subject to adverse U.S. federal income taxes, if the investment in the Fund is treated as made pursuant to a conduit plan or arrangement (“conduit arrangements”). We understand that said conduit regulations were not intended to apply to an actively managed investment company, such as the Fund, that is subject to regulation by governmental authorities and, therefore, the general sourcing rules should apply to treat the dividends paid by the Fund as Puerto Rico source income excluded from U.S. federal income taxes by shareholders who are bona fide residents of Puerto Rico within the meaning of US Code Sections 933 and 937. However, the U.S. Internal Revenue Service (“IRS”) or the courts may disagree with this interpretation and treat the investment in the Fund as a conduit arrangement, and, as a result, the dividends paid to shareholders who are bona fide residents of Puerto Rico would be treated as income from United States sources subject to U.S. federal income taxes.

Please also refer to “Tax Information” in the SAI and consult your tax adviser.

Additional Payments to Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies (such as Oriental Trust) may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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ADDITIONAL INFORMATION ABOUT
THE FUND’S INVESTMENT STRATEGIES AND RISKS

Additional Principal Investment Strategy Information

The Fund is intended to be used as an investment option for direct investments by residents of Puerto Rico.

The Fund is a U.S. government money market fund. As permitted by Rule 2a-7, the Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests at least 99.5% of its total assets in cash, government securities, and repurchase agreements collateralized by cash or government securities. In addition, under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in government securities and repurchase agreements collateralized by government securities. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash or repurchase agreements collateralized by cash. Government securities generally means any security issued or guaranteed as to principal or interest by the U.S. government or certain of its agencies or instrumentalities. U.S. government securities issued by entities that are chartered or sponsored by the government are neither issued nor guaranteed by the U.S. Treasury. The Fund may invest in shares of other government money market funds.

The Fund is subject to SEC rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. Pursuant to the rules and regulations under the 1940 Act, as amended, currently the Fund invests only in U.S. dollar denominated securities maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations. Additionally, the Fund maintains a dollar-weighted average portfolio maturity of no more than 60 calendar days, and a dollar-weighted average life to maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 calendar days. The Fund will limit investments to those securities that are “Eligible Securities” as defined by applicable regulations at the time of purchase. Eligible Securities are (i) government securities, (ii) shares of other money market funds, and (iii) securities determined to present minimal credit risks by the Investment Adviser pursuant to guidelines approved by the Fund’s Board of Trustees. The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.

In selecting securities for the Fund’s portfolio, the Investment Adviser focuses on securities that offer safety, liquidity, and a competitive yield.

The Fund normally holds portfolio securities to maturity, but may sell a security when the Investment Adviser deems it advisable, such as when market or credit factors materially change.

The Fund may, from time to time, take temporary defensive positions by holding cash, shortening the Fund’s dollar-weighted average portfolio maturity or investing in other securities that are Eligible Securities for purchase by money market funds as described in the Fund’s SAI, in anticipation of or in response to adverse market, economic, political or other conditions. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.

The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments.

The Fund does not currently intend to impose a liquidity fee on redemption of its shares; however, the board of trustees of the Fund reserves the ability to subject the Fund to a liquidity fee in the future, after providing prior notice to shareholders.

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The Investment Adviser may voluntarily undertake to reimburse expenses and/or waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield. There is no guarantee that the Fund will maintain a positive yield. The Investment Adviser is not required to reimburse expenses or waive fees to assist the Fund in attempting to maintain a positive yield, and any undertaking to do so may be amended or withdrawn at any time without notice.

The Fund is designed solely for Qualifying Investors (as defined in the section entitled “Tax Information” below). The tax treatment of this Fund differs from that typically accorded to other investment companies registered under the 1940 Act that qualify as RICs under Subchapter M of the U.S. Code.

Oriental Trust, a registered investment adviser and a separately identifiable division of Oriental Bank, acts as the Investment Adviser to the Fund. As Investment Adviser, Oriental Trust is responsible for recommending new investments and/or changes in existing investments of the Fund consistent with the investment policy of the Fund. Oriental Trust, when executing those transactions, is required to obtain offers to purchase or sell a particular investment unless such security is traded in an established market or exchange. In placing such orders, Oriental Trust will give primary consideration to obtaining the most favorable price and efficient execution reasonably available under the circumstances and in accordance with applicable law. In evaluating the terms available for executing particular transactions for the Fund and in selecting broker-dealers to execute such transactions, Oriental Trust may consider, in addition to commission cost and execution capabilities, the financial stability and reputation of broker-dealers and the brokerage and research services (as such term is defined in Section 28(e) of the Securities Exchange Act of 1934, as amended) provided by such broker-dealers. Oriental Trust is authorized to pay a broker-dealer who provides such brokerage and research services a commission for executing a transaction which is in excess of the amount of commission another broker-dealer would have charged for effecting that transaction if Oriental Trust determines in good faith that such commission is reasonable in relation to the value of the brokerage and research service provided by such broker-dealer in discharging responsibilities with respect to the Fund.

The above-described investment activities may result in gains or losses to the Fund. The income, gains and return of principal received by the Fund in the course of its investment activities are reinvested in a manner consistent with the investment objective and policies of the Fund described above.

Additional Principal Risk Information

In addition to the investment risks deemed to be principal for the Fund, the Fund may be subject to additional, non-principal risks. For more information about the Fund’s non-principal investment strategies and risks, see the Fund’s SAI.

Money Market Risk. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility. In the event of a negative interest rate environment the Fund may reduce the number of shares outstanding to maintain a stable net asset value per share in the manner contemplated by Rule 2a-7, subject to certain board determinations and disclosures to investors.

Debt Securities Risk - Debt securities, such as bonds, involve interest rate risk, credit risk, call risk, income risk and extension risk.

Interest-Rate Risk - The value of fixed-income securities will typically decline when interest rates rise. Alternatively, when interest rates go down, the prices of most fixed-income securities go up. Fixed-income

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securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities.

New/Small Fund Risk - A new or small fund’s performance may not represent how the fund is expected to or may perform in the long term if and when it becomes larger and has fully implemented its investment strategies. New and smaller funds may require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Fund performance may be lower or higher during this “ramp-up” period, and may also be more volatile, than would be the case after the fund is fully invested. The Fund has no performance history for investors to evaluate and it may not attract sufficient assets to achieve investment and trading efficiencies. If the Fund were to fail to successfully implement its investment strategies or achieve its investment objectives, its performance may be negatively impacted, and any resulting liquidation could result in negative transaction costs for the Fund and have adverse tax consequences for investors.

Market Risk - The overall market may perform poorly or the returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of investments. The value of stocks and other securities can be highly volatile and prices may fluctuate widely, which means you should expect a wide range of returns and could lose money, even over a long time period. Various economic, industry, regulatory, political or other factors (such as natural disasters, epidemics and pandemics, war, terrorism, conflicts or social unrest) may disrupt U.S. and world economies and can dramatically affect markets generally, certain industry sectors, and/or individual companies. The overall stock market may also be adversely affected by policy changes by the U.S. government, Federal Reserve, or other government actors. The value of the Fund’s investments may decline over short periods due to short-term market movements and over longer periods during extended market downturns.

Changing Fixed-Income Markets - Following the financial crisis that began in 2007, the Board of Governors of the Federal Reserve System (the “Federal Reserve”) has attempted to support the U.S. economic recovery by keeping the federal funds rate at a low level. Similar steps took place again in 2020 and 2021 in an effort to support the economy during the COVID-19 pandemic. However, the Federal Reserve raised the federal funds rate eleven times between March 2022 and July 2023 but lowered it in September, November and December 2024 and may continue to do so. Any increases in the federal funds rate may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain Fund investments, which could cause the value of the Fund’s investments to decline. To the extent the Fund experiences high redemptions because of these policy changes, the Fund may experience increased portfolio turnover, which will increase the costs the Fund incurs and may lower its performance. In addition, decreases in fixed-income dealer market-making capacity may persist in the future, potentially leading to decreased liquidity and increased volatility in the fixed-income markets. Changes in the policies of the central bank could also lead to higher than normal redemptions by Fund shareholders, potentially increasing a Fund’s portfolio turnover rate and transaction costs.

Credit Risk - Credit risk is the risk that an issuer may fail or become less able to make payments when due. An issuer or guarantor of a fixed-income security, and counterparties and repurchase agreements, could be downgraded or default. Any downgrade of securities issued by the U.S. government may result in a downgrade of securities issued by its agencies or instrumentalities.

Tax Risks - The Fund intends to operate in a manner that will cause it to be exempt from Puerto Rico income and municipal license tax as a registered investment company under the PR Code and the Municipal Code.

To be exempt from Puerto Rico income tax the Fund must meet certain requirements, including being registered under Act 93-2013. Due to the repeal of Section 6(a)(1) of the 1940 Act, under which investment companies in Puerto Rico and other U.S. territories were exempt from registration, the Fund must register with the SEC under the 1940 Act and is barred from registering under Act 93-2013. In AD19-04, the PRTD held that an investment company that (i) is organized in Puerto Rico, (ii) has its principal office in Puerto Rico, and (iii) is registered with the SEC under the 1940 Act, will be treated as if it were a registered investment company under Act 93-2013 and thus will be entitled to the tax exemption and other tax benefits

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available under the PR Code to registered investment companies. Puerto Rico investment companies registered under the 1940 Act, such as the Fund, can rely on the holding of AD19-04 for purposes of claiming the tax exemption and other tax benefits available under the PR Code. If such determination is revoked by the PRTD or the PR Code is amended to provide otherwise: (i) the Fund would be subject to a Puerto Rico income tax rate of up to 37.5% on its taxable interest income, dividend income and short term capital gains, and to a Puerto Rico income tax of up to 20% on its long term capital gains, and (ii) the Fund’s individual investors could be subject to a Puerto Rico income tax on the exempt dividends of up to 31.35%.

Under Act 93-2013, Puerto Rico registered investment companies are exempt from the municipal license tax imposed by Puerto Rico municipalities pursuant to the authority granted by the Municipal Code (formerly under the Municipal License Tax Act, as amended). Pursuant to Article 1.007 of the Municipal Code, municipalities have the authority to impose taxes that are not incompatible with the taxes imposed by the Commonwealth of Puerto Rico. Therefore, Puerto Rico investment companies registered under the 1940 Act should be able to rely on the holding of AD19-04 to be treated as a registered investment company under Act 93-2013 for purposes of the municipal license tax exemption. Notwithstanding the foregoing, the Municipality of San Juan may disagree with the holding of AD19-04 and refuse to treat the Fund as a registered investment company under Act 93-2013, causing the imposition of municipal license taxes of 1.5% on the gross revenues of the Fund.

As an investment trust organized under Puerto Rico law, the Fund is treated as a foreign corporation under the US Code. The Fund does not intend to be engaged in a trade or business in the U.S.; therefore, the Fund should be subject only to a U.S. federal income tax withholding of 10% on U.S. source dividends, if certain conditions are met, and a 30% U.S. federal income tax withholding on certain other items of fixed, determinable annual or periodic income derived by the Fund from sources within the U.S., including U.S. source dividends not eligible for the 10% withholding tax rate. The Fund is not subject to U.S. federal income tax on gains derived from the sale or exchange of securities (except for U.S. real property interests, as defined in Section 897 of the US Code), and on U.S. source interest that qualifies as “portfolio interest.” However, if the Fund operates in such a manner that is found to be engaged in a trade or business in the U.S., it will be subject to a U.S. federal income tax of 21% on its net income connected to such U.S. trade or business and to a 30% branch profits tax on its after-tax income. See “Tax Information” below and in the SAI and consult your tax adviser.

Repurchase Agreements Risk - The Fund may enter into certain types of repurchase agreements. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value. In the event of a default, instead of the contractual fixed rate of return, the rate of return to the Fund will be dependent upon intervening fluctuations of the market values of such underlying securities and the accrued interest on the underlying securities. In such event, the Fund would have rights against the respective counterparty for breach of contract with respect to any losses resulting from market fluctuations following the failure of such counterparty to perform. In addition, fluctuations in the amounts paid on the repurchase agreements entered into by the Fund, may reduce the amounts available for dividend distributions to shareholders.

The yield on repurchase agreements depends on a variety of factors, including, but not limited to, general, municipal and fixed-income securities market conditions, the amount being invested, the financial condition of the respective counterparty, and the maturity and credit quality of the security involved in each transaction.

The Fund intends to always act as the borrower rather than the lender in repurchase agreements. The use of repurchase agreements may involve additional risks including counterparty risk. In the event of default where either the borrower is unable to pay the principal or the lender fails to return the collateral, the non-defaulting party will have contractual remedies pursuant to the agreement related to the transaction. The Fund intends to enter into repurchase agreements only with selected counterparties that meet certain standards.

New clearing requirements could make it more difficult for a Fund to execute certain investment strategies.

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U.S. Government Securities Risk - U.S. government obligations have different levels of credit support and, therefore, different degrees of credit risk. The U.S. government does not guarantee the market value of the securities it issues, so those values may fluctuate. Like most fixed-income securities, the prices of government securities typically fall when interest rates increase and rise when interest rates decline. In addition, the payment obligations on certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States. It is possible that the issuers of some U.S. government securities will not be able to timely meet their payment obligations in the future, and there is a risk of default. With respect to certain agency-issued securities, there is no guarantee the U.S. government will support the agency if it is unable to meet its obligations.

Yield Risk - The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low or negative, the Fund may not be able to maintain a positive yield or pay Fund expenses out of current income without impairing the Fund’s ability to maintain a stable net asset value. Additionally, inflation may outpace and diminish investment returns over time. Recent and potential future changes in monetary policy made by central banks and/or their governments may affect interest rates, which, in turn, may impact the Fund’s yield.

Financial Markets Regulatory Risk - Policy changes by the U.S. government or its regulatory agencies and political events within the U.S. and abroad, changes to the monetary policy by the Federal Reserve or other regulatory actions, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan or other legislation aimed at addressing financial or economic conditions, the threat of a federal government shutdown, and threats not to increase or suspend the federal government’s debt limit, may affect investor and consumer confidence, increase volatility in the financial markets, perhaps suddenly and to a significant degree, result in higher interest rates, and even raise concerns about the U.S. government’s credit rating and ability to service its debt. Such changes and events may adversely impact the Fund’s operations, universe of potential investment options, and return potential.

1940 Act Risk - The Fund is subject to the Investment Company Act of 1940, as amended (the “1940 Act”), which imposes numerous restrictions and requirements, including, for example, affiliate transaction prohibitions, director independence requirements, investment adviser requirements, borrowing or leverage restrictions, proxy solicitation requirements, periodic reporting requirements, and internal control requirements, any or all of which may have a material effect on the Fund’s operations. The SEC continues to review the regulation of investment companies and may implement certain regulatory changes in the future. These and other legal or regulatory changes may negatively impact the Fund.

Redemption Risk - The Fund may experience losses when selling portfolio investments to meet redemption requests. This risk is greater for larger redemption requests or redemption requests during poor market conditions. Redemption risk may increase if the Fund must sell illiquid investments to meet redemption requests. Heavy redemptions may hurt the Fund’s performance. Additionally, the redemption by one or more large shareholders of their holdings in the Fund could hurt performance and/or cause the remaining shareholders in the Fund to lose money.

Cash and Cash Equivalents Risk - For various portfolio management purposes (including during normal market conditions), the Fund may maintain assets in cash or allocate assets to cash equivalents. To the extent the Fund holds cash and cash equivalents positions, even strategically, the Fund risks achieving lower returns and potential lost opportunities to participate in market appreciation, which could negatively impact the Fund’s performance and ability to achieve its investment objective. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising. Holding cash subjects the Fund to the credit risk of the depositary institution.

Management Risk - The Fund is actively managed with discretion and may underperform market indexes or other mutual funds with similar investment objectives. The Fund’s performance depends heavily on Oriental Trust’s skill and judgments regarding markets, interest rates and individual securities selected for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can

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be no guarantee that the Oriental Trust’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to Oriental Trust in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.

Cybersecurity Risk - The Fund, like all companies, may be susceptible to operational and information security risks. Cyber security failures or breaches of the Fund or its service providers or the issuers of securities in which the Fund invests, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. The Fund and its shareholders could be negatively impacted as a result. Similar types of cyber security risks are also present for issuers of securities in which the Fund may invest, which could result in material adverse consequences for such issuers and may cause the Fund’s investment in such companies to lose value.

No FDIC Insurance Risk - An investment in the Fund is not a deposit of Oriental Bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Temporary Defensive Positions

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. When the Fund takes temporary defensive positions, it may not achieve its investment objective.

Portfolio Holdings Information

A description of the Fund’s policies and procedures regarding disclosure of the Fund’s portfolio holdings will available in the Fund’s SAI, a copy of which can be obtained free of charge on the Fund’s website at [_].

MANAGEMENT OF THE FUND

Investment Adviser

Oriental Trust, a registered investment adviser and separately identifiable division of Oriental Bank, located at Oriental Center, 254 Muñoz Rivera Avenue, 10th Floor, San Juan, Puerto Rico 00918, acts as investment adviser to the Fund under an investment advisory agreement (the “Advisory Agreement”) with the Fund. Oriental Trust is the trust department of Oriental Bank and is registered as an investment adviser with the SEC and was formed on June 30, 1994 in Puerto Rico. As of December 31, 2024, Oriental Trust had assets under management of approximately $301.03 million.

A discussion regarding the Board of Trustees’ approval of the Advisory Agreement with respect to the Fund will be available on the Fund’s website and on the Fund’s Form N-CSRS filed with the SEC once available. This report may be accessed through the following website: [_].

As the Fund’s adviser, Oriental Trust has overall supervisory responsibility for the general management and investment of the Fund’s securities portfolio, and subject to review and approval by the Trust’s board, sets the Fund’s overall investment strategies.

Under the Advisory Agreement, Oriental Trust is entitled to receive an annual management fee calculated daily and payable monthly equal to [0.20]%, computed daily based on the average net assets of the Fund and paid on the last day of each month.

[The Adviser has contractually agreed to waive fees and/or reimburse expenses to the extent that Fund’s total annual fund operating expenses (including organizational and initial offering expenses, excluding interest, taxes, brokerage commissions and extraordinary expenses) exceed [0.95]% of the average daily

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net assets of the Fund. The Investment Adviser has also contractually agreed to waive, bear and/or reimburse the organizational and initial offering expenses of the Fund. Any amounts contractually waived or reimbursed by the Investment Adviser will be subject to repayment by the Fund to the Investment Adviser within three years, calculated monthly from when the waiver or reimbursement was recorded. Any repayment to the Investment Adviser will not cause the Fund’s expenses to exceed (i) the expense limitation at the time the fees are waived and (ii) the expense limitation in effect at the time of such reimbursement. The expense limitation shall be in effect until at least [_, 2026].]

Fund Expenses

In addition to the management fees discussed above, the Fund incurs other expenses such as custodian, transfer agency, interest, and other customary Fund expenses.

Distribution and Service Fees

The Fund has adopted a Distribution and Shareholder Servicing Plan under Rule 12b-1 of the Investment Company Act of 1940, which permits Class A Withholding and Class A Non-Withholding shares of the Fund to compensate Oriental Financial Services LLC (the “Distributor”) through distribution and/or service fees (“Rule 12b-1 fees”) for expenses associated with distributing and selling shares and maintaining shareholder accounts. These Rule 12b-1 fees are paid to the Distributor and are either kept or paid to your financial advisor or other intermediary for distribution and shareholder services and maintenance of customer accounts. Class I shares pay no Rule 12b-1 fees.

These Rule 12b-1 fees are paid from the Fund’s assets on an ongoing basis. (The fees are accrued daily and paid monthly.) As a result, Rule 12b-1 fees increase the cost of your investment. Under the Distribution and Shareholder Servicing Plan, Class A Withholding and Class A Non-Withholding shares pay the Distributor an annual fee of up to [0.25]% of the Fund’s average daily net assets attributable to such classes.

SHAREHOLDER INFORMATION

Pricing of Fund Shares and Fair Value Pricing

The price of the Fund’s shares is based on the Fund’s net asset value per share. The net asset value per share is calculated once per business day at 4:00 P.M. New York time. If the Fund closes early on a business day, the Fund will calculate its net asset value as of the time of such closing.

The Fund values its portfolio securities using the amortized cost method, which approximates market value. This method of valuation is designed to enable the Fund to price its shares at $1.00 per share. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.

A business day is any day that (1) both the Federal Reserve Bank of New York and the Fund’s custodian are open for business and (2) the primary trading markets for the Fund’s portfolio instruments are open and the Fund’s management believes there is an adequate market to meet purchase and redemption requests. The Fund is authorized not to open for trading on a day that is otherwise a business day if the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading; any such day will not be considered a business day. The Fund also may close early on a business day if SIFMA recommends that government securities dealers close early. If the Fund uses its discretion to close early on a business day, the Fund will calculate its net asset value as of the time of such closing.

The Fund may postpone the right of redemption under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.

The Fund may, in its discretion, limit or refuse to accept purchase orders.

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Currently, certain financial intermediaries may serve as agents for the Fund and accept orders on their behalf. Where a financial intermediary serves as agent, the order is priced at the Fund’s net asset value next calculated after it is accepted by the financial intermediary. In such cases, if requested by the Fund, the financial intermediary is responsible for providing information with regard to the time that such order for purchase, redemption or exchange was received. Orders submitted through a financial intermediary that has not received authorization to accept orders on the Fund’s behalf are priced at the Fund’s net asset value next calculated by the Fund after it receives the order from the financial intermediary and accepts it, which may not occur on the day submitted to the financial intermediary.

More information about the valuation of the Fund’s holdings can be found in the SAI.

Information About the Fund’s Share Classes

The Fund currently offers Class A Withholding Shares, Class A Non-Withholding, Class I Withholding, and Class I Non-Withholding Shares. Each share class represents an ownership interest in the same investment portfolio of securities. Each share class has different eligibility and availability criteria expenses, and dividends and distributions, allowing you to invest in the way that best suits your needs.

If you are eligible to invest in Class I Withholding Shares or Class I Non-Withholding Shares and such shares are offered, one of those classes is likely to be the most appropriate choice, as they do not have annual distribution or service fees.

If you select Class A Withholding and/or Class I Withholding Shares for your investment in the Fund you will be deemed to have instructed the Fund to cause to withhold a 15% withholding tax on all Exempt Dividends (as defined below, under “Tax Information”) Capital Gain Dividends (as defined below, under “Taxation”) and Ordinary Dividends (as defined below, under “Tax Information”), and the brokers or other financial intermediaries through which the investors hold their shares will withhold the 15% withholding tax and pay it to the PRTD. In the case of Exempt Dividends, Capital Gain Dividends, and Ordinary Dividends distributed to certain investors, the 15% withholding tax may be inapplicable or in excess of the applicable Puerto Rico income tax rate. In such cases, the investor should be able to either credit the 15% withholding tax against the applicable Puerto Rico income tax liability or request a refund from the PRTD of the 15% withholding tax or the excess of the 15% withholding tax over the ultimate tax liability, as applicable. See “Tax Information” below.

If you select Class A Non-Withholding Shares or Class I Non-Withholding Shares for your investment in the Fund, you are deemed to have irrevocably instructed the Fund not to cause to withhold the 15% withholding tax or any other Puerto Rico tax on Exempt Dividends, Capital Gain Dividends, and Ordinary Dividends, distributed on your shares, and the brokers or other financial intermediaries through which the investors hold their shares will not withhold any taxes payable to Puerto Rico. If you are a Qualifying Individual or a Qualifying Trust, including a Qualifying Retirement Trust, prior to or concurrently with the acquisition of the Class A Non-Withholding Shares or Class I Non-Withholding Shares you must deliver to the Fund or its agents a letter signed by you, in a form acceptable to the Fund certifying that you are not subject to the 15% withholding tax imposed by subsection (a) of PR Code section 1023.06 and certifying that you are not subject to any other Puerto Rico withholding tax on dividends distributed by the Fund. Nonresident U.S. Citizens will not be able to acquire Class A Non-Withholding Shares or Class I Non-Withholding Shares because they are subject to a 15% withholding tax on Ordinary Dividends and thus would not be able to certify that they are not subject to any other Puerto Rico withholding tax on dividends distributed by the Fund. On the other hand, if you are a Qualifying Corporation (as defined below, under “Tax Information”) or a Resident Foreign Corporation prior to or concurrently with the acquisition of the Class A Non-Withholding Shares or Class I Non-Withholding Shares, you must deliver to the Fund a letter signed by you in a form acceptable to the Fund indicating that you are not subject to any Puerto Rico withholding tax on Ordinary Dividends and Capital Gain Dividends distributed by the Fund. Foreign Corporations will not be able to acquire Class A Non-Withholding Shares or Class I Non-Withholding Shares because they are subject to a 10% Puerto Rico withholding tax on Ordinary Dividends and thus would not be able to certify that they are not subject to Puerto Rico withholding tax on dividends distributed by the Fund.

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In the event that the Fund, in its sole discretion, determines that the Non-Withholding Certification of a holder of Class A Non-Withholding Shares, at the time it was made was, or has subsequently become, inaccurate in any respect, the Fund may convert Class A Non-Withholding Shares held by such shareholder to Class A Withholding Class Shares with the same aggregate net asset value. The Fund may complete such a conversion without prior notice to such shareholder.

The Fund and its paying agent are not responsible for your share class selection. You should consult with your tax adviser to ensure that you select the share class appropriate for your withholding status and tax situation. Your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (each, a “Financial Intermediary”) can also help you determine which share class is best suited to your personal financial goals.

The table below summarizes key features of each of the share classes of the Fund.	Class A Withholding Shares	Class A Non-Withholding Shares	Class I Withholding Shares	Class I Non-Withholding Shares
Availability / Eligibility	Generally available.	Limited to investors that are not subject to Puerto Rico income tax withholding (other than the 15% withholding tax applicable to Qualifying Individuals and Qualifying Trusts, who must elect not to be subject to such withholding to be able to acquire this type of shares).

Limited to certain investors, including:

Shares acquired by an investor in connection with a comprehensive fee or other advisory fee arrangement between the investor and a registered broker-dealer or investment adviser, trust company or bank in which the investor pays that financial intermediary a fee for investment advisory services and the financial intermediary through whom the shares are acquired has an agreement with distributors authorizing the sale of Fund shares

Limited to investors described under Class I Withholding Shares that are not subject to Puerto Rico income tax withholding (other than the 15% withholding tax applicable to Qualifying Individuals and Qualifying Trusts, who must elect not to be subject to such withholding to be able to acquire this type of shares).
Distribution and Service (12b-1) Fees	Distribution Fee: 0.25%	Distribution Fee: 0.25%	Distribution Fee: None	Distribution Fee: None.
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Advantage

Class A Shares are generally available and not limited to the types of investors described above for Class I Shares.

Qualifying Individuals, Qualifying Trusts and Nonresident U.S. Citizens will be subject to the reduced 15% Puerto Rico withholding tax on Ordinary Dividends, instead of the regular Puerto Rico income tax rate of up to 31.35%

Investors can avoid excessive Puerto Rico income tax withholding on distributions otherwise exempt from Puerto Rico income taxes or subject to a lower effective Puerto Rico income tax rate.

There are no distribution or service fees.

Qualifying Individuals, Qualifying Trusts and Nonresident U.S. Citizens will be subject to the reduced 15% Puerto Rico withholding tax on Ordinary Dividends, instead of the regular Puerto Rico income tax rate of up to 31.35%

Investors can avoid excessive Puerto Rico income tax withholding on distributions otherwise exempt from Puerto Rico income taxes or subject to a lower effective Puerto Rico income tax rate.

	Class A Withholding Shares	Class A Non-Withholding Shares	Class I Withholding Shares	Class I Non-Withholding Shares
Disadvantage	Subject to a 0.25% distribution fee. Investors will be subject to Puerto Rico income tax withholding on certain distributions not otherwise subject to withholding.	Qualifying Individuals and Qualifying Trusts will be subject to the regular Puerto Rico income tax rates of up to 31.35% on Ordinary Dividends, instead of the reduced 15% Puerto Rico withholding tax.	Availability and eligibility are limited. Investors will be subject to Puerto Rico income tax withholding on certain distributions not otherwise subject to withholding.	Qualifying Individuals and Qualifying Trusts will be subject to the regular Puerto Rico income tax rates of up to 31.35% on Ordinary Dividends, instead of the reduced 15% Puerto Rico withholding tax.

The following pages will discuss additional information about each share class, including the requirements to purchase Class I Withholding and Class I Non-Withholding Shares.

Class I Withholding and Non-Withholding Shares

Only certain investors are eligible to buy Class I Withholding and Class I Non-Withholding Shares. Your broker-dealer or other Financial Intermediary can help you determine whether you are eligible to buy Class I Withholding or Class I Non-Withholding Shares.

[Eligible Class I Withholding and Class I Non-Withholding Shares investors include the following:

Investors acquiring shares in connection with a comprehensive fee or other advisory fee arrangement between the investor and a financial intermediary in which the investor pays that

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financial intermediary a fee for investment advisory services and the financial intermediary through whom the shares are acquired has an agreement with distributors authorizing the sale of Fund shares.]

The Fund reserves the right to modify or waive the above-stated policies at any time.

Purchase and Redemption of Fund Shares

The shares have been registered with the SEC under the Securities Act of 1933, as amended, and the 1940 Act. The Trust offers four classes of shares for the Fund: Class A Withholding shares, Class A Non-Withholding shares, Class I Withholding shares and Class I Non-Withholding shares.

[Class A Withholding and Non-Withholding shares may be purchased by the public. Class I Withholding and Non-Withholding shares are available to institutional clients and to advisory or fee-based accounts.] Each class of shares will represent interests in the same portfolio of investments of the Fund and are identical in all respect to each other class of the Fund, except as set forth in the Fund’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act.

Class A Withholding and Non-Withholding shares of the Fund are subject to the payment of an annual Rule 12b-1 shareholder services fee of [0.20]% of average daily net assets.

[At present, the Fund does not permit conversions or exchanges from one class to another class, although the Fund reserves the right consider such flexibility in the future. Income, including both realized and unrealized capital gains and losses, and expenses of the Fund shall be allocated to the Fund as a whole. Further, each class of shares of the Fund shall vote separately with respect to any matter that separately affects that class or as required by applicable law. The shares of each class of the Fund have one vote per share and a pro-rata fractional vote for a fraction of a share.]

The public offering price of the shares during the continuous offering is the Sales Price (as defined below), which is determined by the Fund’s administrator on each Business Day. The number of shares credited to the shareholder will be equal to the cash amount received by the Trust, divided by the net asset value per share of the Fund that is applicable on the day the funds are received (the “Sales Price”). If such day is not a Business Day, the Sales Price will be determined on the next Business Day. The Fund prices purchase and redemption orders on each business day at the net asset value calculated after the Fund’s transfer agent receives an order in good form.

Unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase or redemption order placed until 4:00 p.m. Eastern Time on a business day. If the Fund closes early on a business day, the Fund’s transfer agent must receive your purchase or redemption order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order.

[Redemption orders not in good order, may be rejected by the Fund at any time prior to their acceptance on the redemption date. The Fund may suspend redemption privileges for more than seven calendar days only during periods when the NYSE or commercial banks in the United States are closed or trading on the NYSE is restricted, or when an emergency exists that makes it not reasonably practicable for the Fund to dispose of securities owned by it or to determine fairly the market value of its assets, or as otherwise permitted by law. Shares will typically be redeemed as of a Business Day following the Fund’s receipt of a redemption request by or on behalf of the shareholder. Shares will be redeemed at the Redemption Price, which is calculated in the same manner described above for the Sales Price. The Fund reserves the right to reject purchase orders or to stop offering Fund shares without notice.]

[The shares for each class of the Fund are sold to prospective shareholders at the public offering price, and there is no minimum initial investment or minimum subsequent investment to purchase shares of the Fund.]

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USA PATRIOT Act - The USA PATRIOT Act of 2001 requires financial institutions, including the Fund, the Investment Adviser, and the Fund’s custodians to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts.

When setting up an account, you will be required to supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted. Until such verification is made, the Fund may temporarily limit any security purchases. In addition, Oriental Trust or your financial institution may close an account if it is unable to verify a shareholder’s identity. As required by law, Oriental Trust may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct. Corporate, trust and other entity accounts require further documentation.

If Oriental Trust or the Fund does not have a reasonable belief of the identity of an account holder, the account will be rejected or the account holder will not be allowed to perform a transaction in the account until such information is received. The Fund and Oriental Trust also reserve the right to close the account within five business days if clarifying information/documentation is not received. Accounts may only be opened by persons with a valid social security number or tax identification number and permanent street address. Any exceptions are reviewed on a case-by-case basis.

Payment of Redemption Proceeds

Under normal and stressed market conditions, the Fund typically expects to meet redemption requests by using cash or cash equivalents in its portfolio or by selling portfolio assets to generate additional cash. The Fund typically expects to pay redemption proceeds to redeeming shareholders within [one] business day after a redemption request is received in proper form. Proceeds will generally be sent no later than seven calendar days after the Fund receives your redemption request. The Fund may suspend redemption privileges for more than seven calendar days only during periods when the NYSE or commercial banks in the United States are closed or trading on the NYSE is restricted, or when an emergency exists that makes it not reasonably practicable for the Fund to dispose of securities owned by it or to determine fairly the market value of its assets, or as otherwise permitted by law. More information about redeeming shares and the circumstances under which redemptions may be suspended is in the SAI.

Redemption proceeds will remain within your account unless you instruct otherwise. The Fund will not be responsible for interest lost on redemption amounts due to lost or misdirected mail. If the proceeds of redemption are requested to be sent to an address other than the address of record, or if the address of record has been changed within 15 days of the redemption request, the request must be in writing with your signature guaranteed.

Other Redemption Information

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions, the Fund may pay all or part of a shareholder’s redemption proceeds in portfolio securities with a market value equal to the redemption price (redemption-in-kind) in lieu of cash in order to protect the interests of the Fund’s remaining shareholders. If the Fund redeems your shares in kind, you will bear any market risks associated with investment in these securities, and you will be responsible for the costs (including brokerage charges) of converting the securities to cash.

At times, the Fund may experience adverse effects when certain large shareholders redeem large amounts of shares of the Fund. Large redemptions can disrupt portfolio management and cause the Fund to sell portfolio securities at times when it would not otherwise do so. In addition, these transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains and may also increase transaction costs and/or increase in the Fund’s expense ratio. When experiencing a redemption by a large shareholder, the Fund may delay payment of the redemption request up to seven days to provide the Investment Adviser with time to determine if the Fund can redeem the request-in-kind or to consider other alternatives to lessen the harm to remaining shareholders. Under certain

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circumstances, however, the Fund may be unable to delay a redemption request, which could result in the automatic processing of a large redemption that is detrimental to the Fund and its remaining shareholders.

Unclaimed Property

Your mutual fund account, which is held with your financial intermediary, may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws. Please contact your financial intermediary for more information.

Tools to Combat Frequent Transactions

Frequent trading by shareholders may disrupt the management of the Fund and increase Fund expenses. To the extent that the Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the Fund’s yield could be negatively impacted. The Board of the Fund has not adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. The Board of the Fund does not believe that it is appropriate to adopt any such policies and procedures for the Fund because the Fund is offered to investors as a cash management vehicle, the Fund seeks to maintain a stable NAV of $1.00 per share by using amortized cost to value portfolio securities, and the Fund’s portfolio consists of short-term securities.

Dividends and Distributions

The Fund intends to declare dividends from net investment income daily and pay such dividends monthly. The Fund will distribute net realized capital gains (including net short-term capital gains), if any, at least annually; however, the Fund does not expect to realize any long-term capital gains and losses.

Fund shares begin earning dividends on the day after a share purchase is effected and payment in federal or other immediately available funds is received. [Shares earn dividends through and including the day prior to the day they are redeemed.]

Unless a shareholder has elected to receive distributions of income in cash, dividends will be reinvested automatically in additional shares of the same class at net asset value per share of such class. Reinvested dividends are credited to shareholders’ accounts in additional shares of the same class at the net asset value per share of such class as of the close of business on the ex-dividend date. A shareholder may change the option at any time by notifying his or her broker.

Exempt Dividends, Capital Gain Dividends and Ordinary Dividends on Class A Withholding and Class I Institutional Withholding Shares will be distributed net of the 15% withholding tax imposed by Section 1023.06(a) of the PR Code, which will be automatically withheld at source by the brokers or other financial intermediaries through which the investors hold their shares, but the 15% withholding tax will not be applicable to Exempt Dividends , Capital Gain Dividends and Ordinary Dividends on Class A Non-Withholding and Class I Institutional Non-Withholding Shares.

Distributions from the Fund may be subject to U.S. federal income taxes if made to shareholders who are not Qualifying Investors (as defined herein). Please refer to the section entitled “Tax Information” and consult your tax adviser.

Tax Information

The following discussion summarizes certain Puerto Rico and U.S. federal tax considerations that may be relevant to prospective investors in the Fund. This section is for general information only and does not constitute tax advice. Prospective investors are urged to consult their own tax advisers with specific reference to their own tax situation, including the application and effect of other tax laws applicable to them

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(including state, local and foreign tax laws) and any possible changes in the tax law after the date of this prospectus.

The discussion in connection with the U.S. federal income tax considerations is based on the current provisions of the U.S. Code, and the regulations promulgated thereunder (the “U.S. Code Regulations”) and the administrative pronouncements of the IRS.

The discussion in connection with the Puerto Rico tax considerations is based on the current provisions of the PR Code and the regulations promulgated or applicable thereunder, as construed by the Secretary of the PRTD (the “Secretary”) in AD19-04, the Municipal Code, and Act 93-2013. Pursuant to the PR Code, the Puerto Rico income tax treatment of the Fund and the Qualifying Investors (as defined below) discussed herein is applicable to investment companies registered under Act 93-2013 or its predecessor, Act Number 6 of October 19, 1954, as amended (“Act 6-1954” and together with Act 93-2013, collectively the “PR Investment Companies Acts”) and its Qualifying Investors. However, as a result of the amendment of the 1940 Act by the Economic Growth, Regulatory Relief and Consumer Protection Act of 2018, Puerto Rico investment companies, such as the Fund, have to register with the SEC under the 1940 Act and are not allowed to register under the PR Investment Companies Acts. Thus, in AD19-04, the Secretary ruled that the Puerto Rico income tax treatment of investment companies pursuant to the PR Code continues to be applicable to investment companies organized in Puerto Rico with their principal office in Puerto Rico, such as the Fund, to the same extent as if they were registered under any of the PR Investment Companies Acts, provided that the investment companies are registered with the SEC under the 1940 Act.

Future legislative, regulatory, or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions, may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect. Additional tax information may be found in the SAI.

This discussion assumes that the shareholders of the Fund will be (i) individuals who are bona fide residents of Puerto Rico for the entire taxable year, within the meaning of Sections 933 and 937 of the U.S. Code (“Qualifying Individuals”), (ii) U.S. citizens nonresident of Puerto Rico (“Nonresident U.S. Citizens”), (iii) corporations or entities organized under the laws of Puerto Rico treated as corporations under the PR Code and the U.S. Code, provided that the distributions from the Fund are not effectively connected with their U.S. trade or business, if any (“Qualifying Corporations”), (iv) corporations organized outside of Puerto Rico or entities organized outside of Puerto Rico treated as corporations under the PR Code and the U.S. Code, that either are not engaged in trade or business in Puerto Rico (“Foreign Corporations”) or that are engaged in trade or business in Puerto Rico (“Resident Foreign Corporations”), or (v) trusts (other than business trusts) organized under the laws of Puerto Rico, the trustees of which are Qualifying Individuals or Qualifying Corporations and all the beneficiaries of which are Qualifying Individuals (“Qualifying Trusts”), including employee retirement plan trusts described in Section 1081.01(a) of the PR Code (“Qualifying Retirement Trusts” and together with Qualifying Individuals, Qualifying Corporations, and Qualifying Trusts collectively referred to as “Qualifying Investors”). This summary does not attempt to discuss all tax consequences to Qualifying Investors, Nonresident U.S. Citizens, Foreign Corporations or Resident Foreign Corporations that may be subject to special tax treatment under the PR Code or the Municipal Code (such as partnerships, special partnerships, corporations of individuals or other pass-through entities and tax-exempt organizations) or under the U.S. Code (such as “controlled foreign corporations” or “personal holding companies”).

A prospective investor should be aware that the conclusions set forth herein in connection with Puerto Rico and U.S. tax treatment of the Fund, the Qualifying Investors, the Nonresident U.S. Citizens, the Foreign Corporations and the Resident Foreign Corporations are not binding on the PRTD, any municipality or agency of Puerto Rico, the IRS or the courts. Accordingly, there can be no assurance that the conclusions set forth herein, if challenged, will be sustained.

Puerto Rico Taxation of the Fund

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Income Taxes. The Fund should be exempt from Puerto Rico income tax for a taxable year if it distributes to its shareholders at least 90% of its net income for the taxable year within the time period provided by the PR Code (the “90% Distribution Requirement”). In determining its net income for purposes of the 90% Distribution Requirement, the Fund shall not take into account capital gains and losses and certain items of income (including interest) that are exempt from taxation under the PR Code. The Fund intends to meet the 90% Distribution Requirement to be exempt from Puerto Rico income tax.

Property Taxes. Under the provisions of the Municipal Code, the Fund will be subject to property taxes. However, property of the Fund that consists of repurchase agreements, obligations of the Government of Puerto Rico or the U.S. government and stocks of domestic or foreign corporations are exempt from property taxes imposed by the Municipal Code.

Municipal License Taxes. Under Act 93-2013, Puerto Rico registered investment companies are exempt from the municipal license tax imposed by Puerto Rico municipalities. Pursuant to Article 1.007 of the Municipal Code, Puerto Rico municipalities have the authority to impose taxes that are not incompatible with the taxes imposed by the Commonwealth of Puerto Rico. The Municipality of San Juan may disagree with the holding of AD19-04 and refuse to treat the Fund as a registered investment company under Act 93-2013, causing the imposition of municipal license taxes of 1.5% on the gross revenues of the Fund.

Puerto Rico Taxation of Fund Shareholders

Income Taxes on Capital Gains. Gains recognized by a Qualifying Investor from the sale, exchange or other disposition (including a redemption that is not essentially equivalent to a dividend) of shares of the Fund (“Shares”) will be treated as a capital gain for Qualifying Investors who hold the Shares as a capital asset and as a long-term capital gain if the Shares have been held by the Qualifying Investor for more than one (1) year prior to such sale or exchange. Long-term capital gains recognized by a Qualifying Individual on the sale, exchange or other disposition of the Shares will be subject to a 15% income tax rate; except that, if the alternate basic tax is applicable, the rate would be a maximum of 24%. Alternatively, the Qualifying Individual may elect to include such long-term capital gain as ordinary income and be subject to the regular income tax rates imposed under the PR Code.

Long-term capital gains recognized by a Qualifying Corporation on the sale, exchange or other disposition of the Shares will be subject to an alternative 20% income tax rate.

Gains recognized by a Nonresident U.S. Citizen or a Foreign Corporation from the sale, exchange or other disposition of Shares should constitute income from sources outside of Puerto Rico not subject to Puerto Rico income tax. Resident Foreign Corporations will be subject to Puerto Rico income tax on such gains if the Resident Foreign Corporation is engaged in certain banking or financial business in Puerto Rico and the gains are attributable to such business.

Losses from the sale, exchange or other disposition of Shares that constitute capital assets in the hands of Qualifying Investors or Resident Foreign Corporations are deductible only to the extent of gains recognized by any such investors from the sale, exchange or other disposition of capital assets during the same taxable year. Qualifying Investors, except for Qualifying Corporations, may also deduct up to $1,000 of such capital losses against ordinary income. Qualifying Investors and Resident Foreign Corporations may carryforward and deduct any remaining losses against capital gains incurred in subsequent taxable years, subject to certain time limitations, but the deduction is limited to 90% of the capital gains.

Income Taxes on Dividend Distributions. Dividend distributions by the Fund are classified as “Exempt Dividends,” “Capital Gain Dividends,” or “Ordinary Dividends” as discussed below.

Distributions paid by the Fund from its earnings and profits derived from certain exempt income described in Section 1031.02 of the PR Code, including without limitation, interest on obligations of the United States, any state or territory of the United States or political subdivision thereof and of the District of Columbia constitute exempt dividends (“Exempt Dividends”) and are exempt from Puerto Rico income tax. However, investors that acquire Class A Withholding Shares or Class I Withholding Shares will be irrevocably

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agreeing that all Exempt Dividends distributed to them will be subject to a 15% withholding tax, which will be withheld by the brokers or other financial intermediaries through which the investors hold their shares. The 15% withholding tax may be claimed as a credit against the Puerto Rico income tax of the investor.

Distributions paid by the Fund from its earnings and profits derived from the sale or exchange of property constitute capital gain dividends (“Capital Gain Dividends”) and are not subject to Puerto Rico withholding taxes and are taxable as long-term capital gains to Qualifying Investors regardless of how long the Shares have been held by the Qualifying Investor. Capital Gain Dividends will qualify for the special income tax rate on capital gains of 15% in the case of Qualifying Individuals (or up to 24% if the alternate basic tax is applicable), and for the alternative 20% income tax rate, in the case of Qualifying Corporations. However, Qualifying Investors that acquire Class A Withholding Shares or Class I Withholding Shares will be irrevocably agreeing that all Capital Gain Dividends distributed to them will be subject to a 15% withholding tax, which will be withheld by the brokers or other financial intermediaries through which the investors hold their shares. The 15% withholding tax may be claimed as a credit against the Puerto Rico income tax of the Qualifying Investor.

Capital Gain Dividends of Nonresident U.S. Citizens and Foreign Corporations should constitute income from sources outside of Puerto Rico not subject to Puerto Rico income tax. Capital Gain Dividends of Resident Foreign Corporations will be subject to a 20% Puerto Rico income tax and may be subject to a 10% Puerto Rico branch profits tax, only if the Capital Gain Dividends are attributable to certain banking or financial business conducted by the Resident Foreign Corporation in Puerto Rico. However, Nonresident U.S. Citizens, Foreign Corporations and Resident Foreign Corporations that acquire Class A Withholding Shares or Class I Withholding Shares will be irrevocably agreeing that all Capital Gain Dividends distributed to them will be subject to a 15% withholding tax, which will be withheld by the brokers or other financial intermediaries through which the investors hold their shares. As a general rule, Foreign Corporations, Nonresident U.S. Citizens, and Resident Foreign Corporation not engaged in certain banking or financial businesses in Puerto Rico may request a refund from the PRTD of said 15% withholding tax on Capital Gain Dividends treated as non-PR source income. In the case of Resident Foreign Corporations engaged in certain banking or financial businesses in Puerto Rico, a credit should be available for the 15% withholding tax on Capital Gain Dividends attributable to such corporation’s banking or financial business conducted in Puerto Rico.

Special rules may apply to Capital Gain Dividends distributed by the Fund to Qualifying Trusts.

Qualifying Retirement Funds are exempt from Puerto Rico income tax.

A dividend distributed by the Fund that is not an Exempt Dividend or Capital Gain Dividend constitute an ordinary dividend (“Ordinary Dividend”).

Ordinary Dividends and Capital Gain Dividends distributed to Qualifying Investors, Ordinary Dividends distributed to Nonresident U.S. Citizens, and Ordinary Dividends and Capital Gain Dividends distributed to Resident Foreign Corporations attributable to certain banking or financial business conducted by the Resident Foreign Corporation in Puerto Rico, are included in gross income and subject to Puerto Rico income tax (as ordinary gross income or capital gain, as the case may be), regardless of whether they are reinvested in additional Shares pursuant to the Fund’s dividend reinvestment plan. Distributions that exceed the earnings and profits of the Fund will be treated as a tax-free return of capital to such investors to the extent of the investors’ basis in the Shares, and any excess will be treated as a gain from the sale or exchange of the Shares.

However, Ordinary Dividends received by Qualifying Individuals, Qualifying Trusts, and Nonresident U.S. Citizens will be subject to a 15% withholding tax, rather than to the regular tax on ordinary income, unless they elect not to be subject to the 15% withholding tax. If Nonresident U.S. Citizens elect out of the 15% withholding tax, they will be subject to a 15% withholding tax applicable to dividends from Puerto Rico sources paid to Nonresident U.S. Citizens.

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Upon filing a Puerto Rico income tax return, a Qualifying Individual, Qualifying Trust or Nonresident U.S. Citizen subject to the 15% withholding tax may elect not to be subject to the 15% withholding tax on the Ordinary Dividends and instead be subject to the regular income tax rates provided by the PR Code on ordinary income and the 15% withholding tax withheld may be claimed as a credit against Puerto Rico income taxes.

An Ordinary Dividend received by a Foreign Corporation will be subject to a 10% withholding tax that will be withheld by the Fund or its paying agent. However, Foreign Corporations that acquire Class A Withholding Shares or Class I Withholding Shares will be irrevocably agreeing that all Ordinary Dividends distributed to them will be subject to a 15% withholding tax, which will be withheld by the brokers or other financial intermediaries through which the investors hold their shares. The Foreign Corporation may request a refund from the PRTD for the excess of the 15% withholding tax over the 10% withholding to which the Foreign Corporation is subject.

Qualifying Corporations and Resident Foreign Corporations will be subject to the regular and alternative minimum tax. An Ordinary Dividend received by a Qualifying Corporation or a Resident Foreign Corporation will qualify for an 85% dividend received deduction. Qualifying Corporations and Resident Foreign Corporations will not be eligible for the 15% withholding tax applicable to Qualifying Individuals, Nonresident U.S. Citizens and Qualifying Trusts. However, Qualifying Corporations and Resident Foreign Corporations that acquire Class A Withholding Shares or Class I Withholding Shares will be irrevocably agreeing that all Ordinary Dividends distributed to them will be subject to the 15% withholding tax which will be withheld by the brokers or other financial intermediaries through which the investors hold their shares. The 15% withholding tax may be claimed as a credit against the Puerto Rico income tax of the Qualifying Corporation and Resident Foreign Corporation.

Alternate Basic Tax. Qualifying Individuals and Nonresident U.S. Citizens are subject to an alternate basic tax if their regular tax liability is less than the alternate basic tax liability. The alternate basic tax rates range from 1% to 24% depending on the individual’s alternate basic tax net income. The alternate basic tax net income is determined by adjusting the individual’s net income subject to regular income tax rates by, among other adjustments, adding: (i) certain income exempt from the regular income tax, and (ii) to the extent applicable, income subject to special tax rates as provided in the PR Code such as Ordinary Dividends, Capital Gain Dividends and long-term capital gains recognized by Qualifying Individuals on the sale, exchange or other taxable disposition of Shares. It should be noted that exempt dividends paid by the Fund are not subject to alternate basic tax.

Estate and Gift Taxes. Puerto Rico does not impose gift or estate taxes. Thus, the transfer of Shares by gift by a Qualifying Individual or a Nonresident U.S. Citizen will not be subject to Puerto Rico gift taxes or estate taxes.

Municipal License Taxes. Under the Municipal Code, all dividends distributed by the Fund to Qualifying Corporations and Resident Foreign Corporations will form part of their “volume of business” and, therefore, may be subject to a municipal license tax of up to 1.5% in the case of Qualifying Corporations and Resident Foreign Corporations that are engaged in a financial business, or of up to 0.5%, in the case of Qualifying Corporations and Resident Foreign Corporations engaged in non-financial businesses. Qualifying Individuals, Nonresident U.S. Citizens, and Foreign Corporations will not be subject to municipal license tax on the Fund’s distributions.

Property Taxes. Under the provisions of the Municipal Code, the Shares are exempt from Puerto Rico personal property taxes in the hands of the investors and Resident Foreign Corporations. Nonresident U.S. Citizens and Foreign Corporations are not subject to property taxes on their Shares.

The discussion contained in this Section is a general and abbreviated summary of certain Puerto Rico tax considerations affecting the Fund and the Qualifying Investors and is not intended as tax advice or to address a shareholder’s particular circumstances. Investors are urged to consult their tax advisers regarding the tax consequences of investing in the Fund.

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United States Taxation of the Fund

Income Taxes. For purposes of the U.S. Code, the Fund is treated as a foreign corporation. The Fund is not expected to be engaged in a U.S. trade or business for U.S. federal income tax purposes. As a foreign corporation not engaged in a U.S. trade or business, the Fund should generally not be subject to U.S. federal income tax on gains derived from the sale or exchange of personal property or any other income from sources outside the U.S. However, if it is determined that the Fund is engaged in a trade or business within the United States for purposes of the U.S. Code, and the Fund has taxable income that is effectively connected with such U.S. trade or business, the Fund will be subject to the regular U.S. corporate income tax of up to 21% on its effectively connected taxable income, and possibly to a 30% branch profits tax and state and local taxes as well.

Interest received by the Fund from U.S. sources on certain registered obligations (“Portfolio Interest”) and gains derived by the Fund from the sale or exchange of personal property (other than a “United States Real Property Interest,” as such term is defined in the U.S. Code) are not subject to U.S. federal income tax. It is the intent of the Fund’s management to derive only U.S. source interest income considered to be Portfolio Interest with respect to its investments in U.S. fixed-income securities. Moreover, as a foreign corporation not engaged in trade or business in the U.S., the Fund should only be subject to U.S. federal income taxation if it realizes certain items of U.S. source income of a fixed or determinable annual or periodic nature, in which case the Fund should be subject to withholding of U.S. federal income tax at a 30% rate on certain types of U.S. source income. Dividends from sources within the United States may qualify for a reduced 10% rate if certain conditions are met.

FATCA. The U.S. Internal Revenue Code imposes a 30% withholding tax upon most payments of U.S. source income and gross proceeds from the disposition of property of a type that can produce interest or dividends from U.S. sources made to certain “foreign financial institutions” or “non-financial foreign entities” (including “territory non-financial foreign entities”), unless certain certification and reporting requirements are satisfied. In the case of most payments of U.S. source income, the 30% withholding applies to payments made after June 30, 2014. Payments on certain grandfathered obligations are not subject to the referenced 30% withholding. The IRS has released proposed regulations, which taxpayers may rely on, that eliminate the withholding tax under FATCA on payments of gross proceeds from the sale of property of a type that could give rise to interest or dividends from U.S. sources. Regulations issued by the U.S. Department of the Treasury and the IRS (the “FATCA Regulations”) treat the Fund as a “territory non-financial foreign entity.” Under this classification, the Fund could be required to provide to the payors of such income (except with respect to certain grandfathered obligations) certain information with respect to its investors. The payors, in turn, would be required to disclose such information to the IRS. Under the FATCA Regulations, the Fund would not have to provide the required information only if it is wholly owned directly or indirectly by investors who are individual bona fide residents of Puerto Rico for purposes of Section 933 of the U.S. Code, otherwise it will have to provide the information with respect to direct and indirect substantial U.S. owners of the Fund. However, the Fund has elected to register as a direct reporting non-financial foreign entity, and as such, it is required to provide such information directly to the IRS by filing Form 8966 with IRS.

If the Fund is unable to obtain such information from any such investor or otherwise fails or is unable to comply with the requirements of the U.S. Code, the FATCA Regulations or any other implementing rules, certain payments to the Fund may be subject to a 30% withholding tax. By making an investment in the Fund, each investor agrees to provide all information and certifications necessary to enable the Fund to comply with these requirements. Any investor that fails to provide in a timely manner the requested information or certifications will be required to indemnify the Fund for the entirety of the 30% percent tax withheld on all of the Fund’s income as a result of such investor’s failure to provide the information.

A withholding agent is not required to make the 30% withholding if the withholding agent can treat the payment as made to a payee that is a direct reporting non-financial foreign entity (“NFFE”) and certain requirements are met. The Fund has elected to register as a direct reporting NFFE with the IRS. As a direct reporting NFFE, the Fund will have to report on IRS Form 8966, FATCA Report, directly to the IRS certain

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information about its direct or indirect substantial U.S. owners, in lieu of providing such information to the withholding agent.

United States Taxation of Qualifying Investors

Dividends. Under Sections 933 and 937 of the U.S. Code, Qualifying Individuals will not be subject to U.S. federal income tax on dividends distributed by the Fund that constitute income from sources within Puerto Rico that is not effectively connected with U.S. trade or business. The dividends distributed by the Fund should constitute income from sources within Puerto Rico not subject to U.S. federal income tax in the hands of a Qualifying Individual, provided that they are not effectively connected with a U.S. trade or business of such Qualifying Individual. However, in the case of Qualifying Individuals who own, directly or indirectly, at least 10% of the issued and outstanding voting Shares (the “10% Shareholders”), only the Puerto Rico source ratio of any dividend paid or accrued by the Fund shall be treated as income from sources within Puerto Rico. The Puerto Rico source ratio of any dividend from the Fund is a fraction, the numerator of which equals the gross income of the Fund from sources within Puerto Rico during the 3-year period ending with the close of the taxable year of the payment of the dividend (or such part of such period as the Fund has been in existence, if less than 3 years) and the denominator of which equals the total gross income of the Fund for such period. In the case of 10% Shareholders, the part of the dividend determined to be from sources other than Puerto Rico (after applying the rules described in this paragraph) may be subject to U.S. income tax.

The U.S. Code contains certain attribution rules pursuant to which Shares owned by other persons are deemed owned by the Qualifying Individuals for purposes of determining whether they are 10% Shareholders. As a result, a Qualifying Individual that owns less than 10% of the issued and outstanding voting Shares may become a 10% Shareholder if he or she is a partner, member, beneficiary or shareholder of a partnership, estate, trust or corporation, respectively, that also owns Shares. To determine whether a Qualifying Individual is a 10% Shareholder, the Qualifying Individual must consult his or her tax advisor and obtain from his or her financial advisor the information that the tax advisor deems appropriate for such purpose. If it is determined that a Qualifying Individual is a 10% Shareholder, such individual must obtain from his or her financial advisor the information to determine which part of the dividend is from sources outside of Puerto Rico and may thus will be subject to U.S. federal income tax.

Qualifying Individuals will not be allowed a U.S. tax deduction from gross income for amounts allocable to the Fund’s dividends not subject to U.S. federal income tax.

Foreign corporations (corporations or entities organized outside the U.S.) not engaged in a U.S. trade or business are generally not subject to U.S. federal income tax on amounts received from sources outside the United States. Corporations incorporated in Puerto Rico are treated as foreign corporations under the U.S. Code. Dividends distributed by the Fund to Puerto Rico corporations are expected to constitute income from sources within Puerto Rico. Accordingly, Puerto Rico corporations not engaged in a U.S. trade or business should not be subject to U.S. taxation on dividends received from the Fund and dividends received or accrued by a Puerto Rico corporate investor that is engaged in a U.S. trade or business are expected to be subject to U.S. federal income tax only if such dividends are effectively connected to its U.S. trade or business.

The U.S. Code provides special rules for entities that are treated as partnerships for U.S. federal income tax purposes.

It must be noted that the IRS issued regulations under Section 937(b) of the U.S. Code that include an exception to the general source of income rules (described above) otherwise applicable to dividends paid by Puerto Rico corporations (such as the Fund), in the case of dividends paid by such Puerto Rico corporations pursuant to certain conduit plans or arrangements (“conduit arrangements”). Under the regulations, income from U.S. sources received pursuant to a conduit arrangement would retain its character as U.S. source income notwithstanding the fact the general sourcing rules would otherwise treat such income as being from Puerto Rico sources. In general, the regulations describe a conduit arrangement as one in which, pursuant to a plan or arrangement, income is received by a person in exchange for

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consideration provided to another person and such other person provides the same consideration (or consideration of a similar kind) to a third person in exchange for one or more payments constituting income from sources within the U.S. However, it seems that the conduit regulations were not intended to apply to an actively managed investment company such as the Fund that is subject to regulation by state authorities and, therefore, should not change the conclusion that dividends paid by the Fund should be considered from Puerto Rico sources as described above.

Sales, Exchange or Disposition of Shares. Gain, if any, from the sale, exchange or other disposition of Shares by a Qualifying Individual, including an exchange of Shares for shares of an affiliated investment company, will generally be treated as Puerto Rico source income and, therefore, exempt from federal income taxation.

A Puerto Rico corporation that invests in the Fund will be subject to U.S. federal income tax on a gain from a disposition of Shares only if the gain is effectively connected to a U.S. trade or business carried on by the Puerto Rico corporation. The U.S. Code provides special rules for entities that are treated as partnerships for U.S. federal income tax purposes.

PFIC Rules. Under the current provisions of the U.S. Code, the Fund will be treated as a passive foreign investment company (“PFIC”). Under the PFIC rules, a Qualifying Individual and a Nonresident U.S. Citizen that disposes of its Shares at a gain is treated as receiving an excess distribution equal to such gain. In addition, if any Qualifying Individual or a Nonresident U.S. Citizen receives a distribution from the Fund in excess of 125% of the average amount of distributions such Qualifying Individual or Nonresident U.S. Citizen has received from the Fund during the three preceding taxable years (or shorter period if the Qualifying Individual or Nonresident U.S. Citizen has not held the stock for three years), the Qualifying Individual and Nonresident U.S. Citizen are treated as receiving an excess distribution equal to such excess. In general, under the PFIC rules, (i) the excess distribution or gain would be allocated ratably over the Qualifying Individual and Nonresident U.S. Citizen’s holding period for the Shares, (ii) the amount allocated to the current taxable year would be taxed as ordinary income, (iii) the amount allocated to each of the other taxable years would, with certain exceptions, be subject to tax at the highest rate of tax in effect for the Qualifying Individual and Nonresident U.S. Citizen for that taxable year, and (iv) an interest charge for the deemed deferral benefit would be imposed on the resulting tax attributable to each such taxable year.

As an alternative to these rules, the Qualifying Individuals and Nonresident U.S. Citizen may, in certain circumstances, elect a mark-to-market treatment with respect to the Shares.

However, under a proposed U.S. Code regulation, Qualifying Individuals are subject to the rules described in (i), (ii), (iii) and (iv) above only to the extent that any excess distribution or gain is considered to be from sources other than Puerto Rico or is allocated to a taxable year during which the Qualifying Individual held the Shares and was not a bona fide resident of Puerto Rico during the entire taxable year, or in certain cases, a portion thereof, within the meaning of Sections 933 and 937 of the U.S. Code. The portion of the excess distribution or gain considered to be Puerto Rico source income that is allocated to the current taxable year of the Qualifying Individual will not be subject to U.S. federal income tax pursuant to U.S. Code Section 933.

Qualifying Individuals and Nonresident U.S. Citizens must file an annual report containing such information as the Secretary of the U.S. Treasury may require (Form 8621), unless an exception from the filing requirement is applicable. Prospective investors should consult with their own tax advisers regarding this matter and similar disclosure requirements as they apply to them.

Qualifying Trusts should consult their tax advisers regarding the U.S. federal tax consequences of an investment in the Fund.

Estate and Gift Taxes. The transfer of Shares by death or gift by a Qualifying Individual will not be subject to estate and gift taxes imposed by the U.S. Code if such Qualifying Individual (i) is a U.S. citizen who

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acquired such citizenship solely by reason of birth or residence in Puerto Rico and (ii) is a resident of Puerto Rico for purposes of the U.S. Code as of the time of the death or gift.

The discussion contained in this section is a general and abbreviated summary of certain federal tax considerations affecting the Fund and the Qualifying Investors and is not intended as tax advice or to address a shareholder’s particular circumstances.

Investors are urged to consult their tax advisers regarding specific questions as to U.S. federal or Puerto Rico taxes or as to the consequences of investing in the Fund.

United States Taxation of U.S. Investors

Shares are not intended to be offered to persons that are “United States persons” within the meaning of Code Section 7701(a)(30) of the U.S. Code, other than Qualifying Individuals (“U.S. Investors”). It is expected that the Fund will be treated as a PFIC and may be treated as a CFC as those terms are defined in the U.S. Code and the U.S. Code Regulations. Thus, if a Shareholder were to become a U.S. Investor (or if the Fund were to admit a U.S. Investor), an investment in the Fund may cause the U.S. Investor to recognize taxable income prior to the investor’s receipt of distributable proceeds, pay an interest charge on receipts that are deemed to have been deferred and recognize ordinary income that otherwise would have been treated as capital gain for U.S. federal income tax purposes. The Fund does not intend to provide information necessary to make a qualified electing fund election within the meaning of Code section 1295 with respect to the Fund.

The foregoing discussion is for general information only and not tax advice. All investors should consult their own tax advisers as to any federal, state, local and foreign tax provisions applicable to them.

For further information about the tax effects of investing in the Fund, please see “Tax Information” in the SAI and consult your tax adviser.

FINANCIAL HIGHLIGHTS

The Fund is newly organized and therefore has not yet had any operations prior to the date of this Prospectus.

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You can find more information about the Fund in the following documents:

Statement of Additional Information (“SAI”)

The SAI provides additional details about the investments and techniques of the Fund and certain other additional information. A current SAI is on file with the SEC and is herein incorporated into this prospectus by reference. It is legally considered a part of this prospectus.

Annual/Semiannual Reports; Form N-CSR Filed with the SEC

Additional information about the Fund’s investments will be available in the Fund’s annual and semiannual reports to shareholders, and in Form N-CSR filed with the SEC. In Form N-CSR, you will find the Fund's annual and semi-annual financial statements.

Householding of Reports and Prospectuses

If more than one member of your household is a shareholder of the Fund, regulations allow us, subject to certain requirements, to deliver single copies of your shareholder reports, prospectuses and prospectus supplements to a shared address for multiple shareholders. For example, a husband and wife with separate accounts in the Fund who have the same shared address generally receive two separate envelopes containing the same report or prospectus. Under the system, known as “householding,” only one envelope containing one copy of the same report or prospectus will be mailed to the shared address for the household. You may benefit from this system in two ways: a reduction in mail you receive and a reduction in Fund expenses due to lower printing and mailing costs.

However, if you prefer to continue to receive separate shareholder reports and prospectuses for each shareholder living in your household now or at any time in the future, please contact your financial advisor or the transfer agent if you do not want this policy to apply to you.

You can obtain free copies of these documents, request other information, and discuss your questions about the Fund by contacting the Fund at:

Oriental Trust

Oriental Center

254 Muñoz Rivera Avenue, 10th Floor

San Juan, Puerto Rico 00918

787-620-0000

[Website URL]

You can review and copy information including the Fund’s reports and SAI at the Public Reference Room of the SEC, 100 F Street N.E. Washington, D.C. 20549-1520. You can obtain information on the operation of the Public Reference Room by calling (202) 551-8090. Shareholder reports and other information about the Fund are also available:

●	Free of charge from the Fund’s website at [_]

●	Free of charge from the SEC’s EDGAR database on the SEC’s website at www.sec.gov

●	For a fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-1520

●	For a fee, by e-mail request to publicinfo@sec.gov

(The Trust’s SEC Investment Company Act file number is 811-23637.)

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The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Subject to Completion, dated January 31, 2025

Statement of Additional Information

[_, 2025]

DGI Investment Trust

DGI U.S. Government Money Market Fund

Class A Withholding – [_]

Class A Non-Withholding – [_]

Class I Withholding – [_]

Class I Non-Withholding – [_]

DGI Investment Trust

Oriental Center 254 Muñoz Rivera Avenue, 10th Floor

San Juan, Puerto Rico 00918

787-620-0000

www.orientalbank.com

This Statement of Additional Information (SAI) is not a prospectus and it should be read in conjunction with the Prospectus for DGI Investment Trust, dated [_, 2025], advised by Oriental Trust, a separately identifiable division of Oriental Bank, (“Investment Adviser” or “we”). Copies of the Fund’s Prospectus are available at [website URL] or by calling the above number.

Audited financial statements are not presented for the Fund since the Fund is newly formed and has not commenced operations prior to the date of this SAI. Once available, the audited financial statements of the Fund and related report of the independent registered public accounting firm may be obtained upon request and without charge by calling the Fund at 787-620-0000 or by visiting [_].

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Table of Contents

The Trust	[_]
Investment Strategies, Policies, and Risks	[_]
Investment Restrictions	[_]
Portfolio Holdings Information	[_]
Trustees and Executive Officers	[_]
Code of Ethics	[_]
Proxy Voting Policies	[_]
Control Persons and Principal Shareholders	[_]
The Fund’s Investment Team	[_]
Service Providers	[_]
Execution of Portfolio Transactions and Brokerage	[_]
Capital Stock	[_]
Determination of Net Asset Value	[_]
Anti-Money Laundering Program	[_]
Purchases and Redemptions of Fund Shares	[_]
Distributions and Tax Information	[_]
Distribution Plan	[_]
Distributor	[_]
Financial Statements	[_]
Appendix A	APP - 1
Appendix B	APP - 7

 The Trust

DGI Investment Trust (the “Trust”) is a collective investment trust formed and organized under the laws of the Commonwealth of Puerto Rico (the “Commonwealth” or “Puerto Rico”) pursuant to a certain Deed of Constitution of Trust, dated January 28, 2021, as amended and restated from time to time (the “Deed of Trust”).

The Trust is an investment vehicle designed to replace the investment activities of the Puerto Rico Diversified Tax Managed Total Return IRA Trust as well as add new series from time to time and, therefore, has not been engaged in any business prior to 2021. The Trust is intended to provide an investment option that is compliant with the Investment Company Act of 1940 (the “1940 Act”) in light of the U.S. Economic Growth, Regulatory Relief, and Consumer Protection Act, which was approved on May 24, 2018, and which amended the 1940 Act to repeal Section 6(a)(1) of the 1940 Act and, therefore, terminated the registration exemption for investment companies located in Puerto Rico and other U.S. territories.

The Trust is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the 1940 Act. The Deed of Trust permits the Trust’s board of trustees to issue an unlimited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series. The Trust may also issue separate classes of shares of any series, each being a separately managed pool of assets (i.e., a portfolio). Currently, the Trust consists of two series, the DGI Balanced Fund, which offers Class P shares, Class T shares, Class NT shares, Class A shares, Class C shares, and Class I shares; and the DGI U.S. Government Money Market Fund (the “Fund”), which offers Class A Withholding shares, Class A Non-Withholding shares, Class I Withholding shares and Class I Non-Withholding shares. The board may from time to time issue other series (and multiple classes of such series), the assets and liabilities of which will be separate and distinct from any other series.

The Fund is a money market fund that must comply with the requirements of Rule 2a-7 under the Investment Company Act and, by virtue of compliance with the diversification requirements of Rule 2a-7, is deemed to have satisfied the diversification requirements of the Investment Company Act.

As used in this SAI, “a majority of the Fund’s outstanding voting securities” means the lesser of (1) 67% of the shares of beneficial interest of the Fund represented at a meeting at which more than 50% of the outstanding shares are present, or (2) more than 50% of the outstanding shares of beneficial interest of the Fund.

The Fund’s prospectus and this SAI are a part of the Trust’s registration statement filed with the SEC. Copies of the complete registration statement may be obtained from the SEC upon payment of the prescribed fee or may be accessed free of charge at the SEC’s website at sec.gov.

Investment objective, Strategies, Policies, and Risks

Investment Objectives and Policies

The Fund’s investment objective and principal investment strategies are set forth in the Prospectus. Additional information regarding the Fund’s investment objective and policies is included below.

[In implementing the Fund’s investment strategy, from time to time, the Investment Adviser may consider and employ techniques and strategies designed to minimize and defer the U.S. federal income taxes which may be incurred by shareholders in connection with their investment in the Fund.

The Fund is designed solely for Qualifying Investors (as defined below and in the Prospectus in the section entitled “Tax Information”). The tax treatment of the Fund differs from that typically accorded to other investment companies registered under the 1940 Act that qualify as regulated investment companies (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “U.S. Code”). The Fund does not intend to qualify as a RIC and non-Qualifying Investors may suffer adverse consequences as a result.]

Cash Position

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When Oriental Trust believes that market conditions are unfavorable, the Fund’s holdings in cash or similar investments may increase. Cash or similar investments generally are a residual - they represent the assets that remain after the portfolio manager has committed available assets to desirable investment opportunities. However, the Fund’s Investment Adviser may also temporarily increase the Fund’s cash position to protect its assets or maintain liquidity. The cash positions of the Fund may vary significantly. If the Fund’s investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in stocks or bonds.

Risks of Investing in Debt Securities

There are a number of risks generally associated with an investment in debt securities. Yields on short-, intermediate-, and long-term securities depend on a variety of factors, including the general condition of the money and bond markets, the size of a particular offering, the maturity of the obligation, and the rating of the issue.

Debt securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with short maturities and lower yields. The market prices of debt securities usually vary, depending upon available yields. An increase in interest rates will generally reduce the value of such portfolio investments, and a decline in interest rates will generally increase the value of such portfolio investments. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of the debt securities in which the Fund invests to meet their obligations for the payment of interest and principal when due.

Taxes—The Fund may purchase debt securities (such as zero coupon or pay-in-kind securities) that contain an original issue discount, which could require the Fund to recognize the related interest income during the term of the securities and, therefore, be subject to the distribution requirements applicable to registered investment companies under Section 1112.01 of the PR Code with respect to such income. Because such interest income recognized by the Fund in a taxable year may not be represented by cash income, the Fund may have to dispose of other securities and use the proceeds to make distributions to shareholders.

Liquidity

The Fund is subject to the liquidity requirements under Rule 2a-7as described under “Rule 2a-7 Requirements” in this Statement of Additional Information.

In addition, the Fund will not acquire an illiquid security (as defined below) if, immediately after the acquisition, the Fund would have invested more than 5% of its total assets in illiquid securities. An illiquid security is a security that cannot be sold or disposed of within seven calendar days in the ordinary course of business at approximately the amount at which the Fund has valued the security.

The policy with respect to the purchase of illiquid securities does not limit the acquisition of securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”) or commercial paper issued pursuant to Section 4(a)(2) under the 1933 Act that are determined to be liquid in accordance with guidelines established by the Board. There may be delays in selling these securities, and sales may be made at less favorable prices.

The Adviser may determine that a particular Rule 144A or Section 4(a)(2) security is liquid and thus not subject to the limitation on investments in illiquid securities, pursuant to guidelines adopted by the Board. Factors that the Investment Adviser must consider in determining whether a particular Rule 144A security is liquid include the frequency of trades and quotes for the security, the number, diversity, and quality of dealers willing to purchase or sell the security and the number of other potential purchasers, dealer undertakings to make a market in the security, and the nature of the security and the nature of the market for the security (i.e., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Investing in Rule 144A securities could have the effect of increasing the level of the Fund’s illiquidity to the extent that qualified institutions might become, for a time, uninterested in purchasing these securities.

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Other Registered Investment Companies

The 1940 Act generally prohibits the Fund from investing more than 5% of the value of its total assets in any one investment company or more than 10% of the value of its total assets in investment companies as a group, and also restricts its investment in any investment company to 3% of the voting securities of such investment company. There are exceptions, however, to these limitations pursuant to various rules promulgated by the SEC. Additionally, the Fund and certain underlying investment companies in which they may invest (including, but not limited to, ETFs) have obtained exemptive orders from the SEC that each permit the Fund to acquire securities of other investment companies in excess of the percentage limitations of the 1940 Act.

The Fund may invest in other investment companies, including those managed by Oriental Trust, to the extent permitted by any rule or regulation of the SEC or any order or interpretation thereunder. The Fund may invest in non-U.S. investment companies to the extent permitted by law.

Money Market Mutual Funds

The Fund may invest a portion of its assets in money market funds. However, an investment in a money market mutual fund will involve payment by the Fund of its pro rata share of advisory and administrative fees charged by such fund.

The Fund could lose money invested in a money market fund. An investment in a money market fund is not a bank account and is not insured or guaranteed by the fund sponsor, FDIC or any other government agency. A money market fund’s sponsor is not required to reimburse the money market fund for losses, and you should not expect that the sponsor or any person will provide financial support to a money market fund at any time, including during periods of market stress.

Short-Term Investments

The Fund may invest in any of the following short-term securities and instruments:

Bank Obligations - Obligations including certificates of deposit, fixed time deposits and bankers’ acceptances, commercial paper and other debt obligations of banks subject to regulation by the U.S. government and having total assets of $1 billion or more, and instruments secured by such obligations, not including obligations of foreign branches of domestic banks except as permitted below.

Certificates of Deposit, Bankers’ Acceptances and Time Deposits - The Fund may hold certificates of deposit, bankers’ acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity.

Obligations of Savings Institutions - Certificates of deposit of savings banks and savings and loan associations, having total assets of $1 billion or more (investments in savings institutions above $100,000 in principal amount are not protected by federal deposit insurance).

Fully Insured Certificates of Deposit - Certificates of deposit of banks and savings institutions, having total assets of less than $1 billion, if the principal amount of the obligation is insured by the FDIC, limited to $250,000 principal amount per certificate and to 15% or less of the Fund’s net assets in all such obligations and in all illiquid assets, in the aggregate.

Commercial Paper and Short-Term Notes - The Fund may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

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Commercial paper and short-term notes will consist of issues rated at the time of purchase “A-2” or higher by S&P, “Prime-1” or “Prime-2” by Moody’s, or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the adviser to be of comparable quality. These rating symbols are described in Appendix A.

Other Short-Term Obligations - Debt securities initially issued with a remaining maturity of 397 days or less and that have a short-term rating within ratings categories of at least A-1 by S&P or P-1 by Moody’s.

Inflation-Protected Securities

The Fund may invest in U.S. Treasury Inflation Protected Securities (“U.S. TIPS”), which are fixed-income securities issued by the U.S. Treasury, the principal amounts of which are adjusted daily based upon changes in the rate of inflation. The Fund may also invest in other inflation-protected securities issued by non-U.S. governments or by private issuers. U.S. TIPS pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation.

Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed for U.S. TIPS, even during a period of deflation. However, because the principal amount of U.S. TIPS would be adjusted downward during a period of deflation, the Fund will be subject to deflation risk with respect to its investments in these securities. In addition, the current market value of the bonds is not guaranteed and will fluctuate. If the Fund purchases in the secondary market U.S. TIPS whose principal values have been adjusted upward due to inflation since issuance, the Fund may experience a loss if there is a subsequent period of deflation. The Fund may also invest in other inflation-related bonds which may or may not provide a guarantee of principal. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.

The periodic adjustment of U.S. TIPS is currently tied to the CPI-U, which is calculated by the U.S. Department of Treasury. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-protected bonds issued by a non-U.S. government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any non-U.S. inflation index will accurately measure the real rate of inflation in the prices of goods and services. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure. In addition, there can be no assurance that the rate of inflation in a non-U.S. country will be correlated to the rate of inflation in the United States.

In general, the value of inflation-protected bonds is expected to fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-protected bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-protected bonds. If inflation is lower than expected during the period the Fund holds the security, the Fund may earn less on the security than on a conventional bond. Any increase in principal value is taxable in the year the increase occurs, even though holders do not receive cash representing the increase at that time. As a result, if the Fund invests in inflation-protected securities, it could be required at times to liquidate other investments, including when it is not advantageous to do so, to satisfy its distribution requirements as a registered investment company under PR Code Section 1112.01 and to eliminate any fund-level income tax liability under the PR Code.

Repurchase Agreements

The Fund may, invest in repurchase agreements. A repurchase agreement is a transaction in which the Fund purchases securities and simultaneously commits to resell the securities to the original seller (as described below) at an agreed upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. Such original seller may be (a) a broker-dealer or other financial institution or (b) a member bank of the Federal Reserve System or a securities dealer who is a member of a national securities exchange or is a market maker in U.S. government securities. Repurchase agreements carry certain risks not associated with direct investments in

4

securities, including possible decline in the market value of the underlying securities and costs to the Fund if the other party to the repurchase agreement becomes bankrupt, so that the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities.

The SEC has finalized new rules requiring the central clearing of certain repurchase transactions involving U.S. Treasuries. Historically, such transactions have not been required to be cleared and voluntary clearing of such transactions has generally been limited. The new clearing requirements could make it more difficult for a Fund to execute certain investment strategies.

Selection of Money Market Investments

The Fund invests in fixed income securities. The value of the fixed income securities in the Fund’s portfolio can be expected to vary inversely with changes in prevailing interest rates. Although the Fund’s investment policies are designed to minimize these changes and to maintain an NAV of $1.00 per share for the Fund, there is no assurance that these policies will be successful. Withdrawals by shareholders could require the sale of portfolio investments at a time when such a sale might not otherwise be desirable.

Securities issued or guaranteed as to principal and interest by the U.S. government include a variety of Treasury securities, which differ in their interest rates, maturities and dates of issue. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government may or may not be supported by the full faith and credit of the United States or by the right of the issuer to borrow from the Treasury.

Considerations of portfolio quality, maturity, diversification and liquidity, as well as preservation of capital, mean that the Fund may not necessarily invest in money market instruments paying the highest available yield at a particular time. Consistent with its investment objectives, the Fund will attempt to maximize yields by portfolio trading and by buying and selling portfolio investments in anticipation of, or in response to, changing economic and money market conditions and trends. The Fund will also invest to take advantage of what the Investment Adviser believes to be temporary disparities in yields of different segments of the high-grade money market or among particular instruments within the same segment of the market.

U.S. Government Securities

The Fund may invest in U.S. government securities, including a variety of securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements or reverse repurchase agreements, as applicable, secured thereby. These securities include securities issued and guaranteed by the U.S. government, such as Treasury bills, Treasury notes, and Treasury bonds; obligations supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal Home Loan Banks; and obligations supported only by the credit of the issuer, such as those of the Federal Intermediate Credit Banks.

Uncertainty regarding the status of negotiations in the U.S. government to increase the statutory debt ceiling could increase the risk that the U.S. government may default on payments on certain U.S. government securities and may cause the credit rating of the U.S. government to be downgraded. Any uncertainty regarding the ability of the United States to repay its debt obligations, and any default by the U.S. government, would have a negative impact on the Funds’ investments in U.S. government securities.

Money Market Fund Material Events

Since the commencement of operations, the Fund has not imposed a liquidity fee nor has an affiliated person, promoter, or principal underwriter of the Fund, or an affiliated person of such person, provided any form of financial support to the Fund, as defined in Form N-CR.

Borrowing

The Fund is authorized to borrow funds from third parties as may be necessary, convenient or appropriate in the opinion of Oriental Trust, subject to the 1940 Act and Fund’s investment policies and restrictions and the requirements of applicable law.

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Certain of the Fund’s borrowings may be subject to certain covenants set forth in the governing credit agreements relating to asset coverage requirements and portfolio composition. The Fund does not expect that observance of such covenants would materially adversely affect the ability of the Fund to achieve its investment objectives. However, a breach of any such covenant not cured within the specified cure period may result in acceleration of outstanding indebtedness and require the Fund to dispose of portfolio investments at a time when it may be disadvantageous to do so. The Fund also may be required to maintain minimum average balances in connection with borrowings or to pay a commitment or other fee to maintain a line of credit. Either of these requirements would increase the cost of borrowing over a stated interest rate.

In addition to borrowing money from banks, the Fund may engage in certain other investment transactions that may be viewed as forms of financial leverage - for example, entering into dollar rolls, investing collateral from loans of portfolio securities, or entering into when-issued, delayed-delivery, or forward commitment transactions.

Temporary Defensive Investments

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. For example, during such periods, 100% of the Fund’s assets may be invested in short-term, high-quality fixed-income securities, cash or cash equivalents. Temporary defensive positions may be initiated by Oriental Trust. When the Fund takes temporary defensive positions, it may not achieve its investment objective.

Other Non-Principal Investment Risks

The following risk considerations relate to investment practices undertaken by the Fund.

You can lose money by investing in the Fund. There is no guarantee of successful performance, that the Fund’s objective can be achieved or that an investment in the Fund will achieve a positive return. An investment in the Fund should be considered as a means of diversifying an investment portfolio and is not in itself a balanced investment program. Prospective investors should consider the following risks:

Investment Strategy Risk - There can be no assurance that the Fund will achieve its investment objectives. The ability of the Fund to achieve its investment objectives depends on a number of factors, including, but not limited to, the Investment Adviser’s judgment, market risk, credit risk, regulatory risk, liquidity risk and systemic risk, among others. Each potential investor should consider his or her personal tolerance for the daily fluctuations of the securities markets and view his or her investment in the Fund as part of an overall investment program.

Operational Risk - The Fund’s investments or their service providers may be negatively impacted due to operational risks arising from factors such as processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel, and errors caused by third-party service providers or trading counterparties. The use of certain investment strategies that involve manual or additional processing increases these risks.

Although the Fund attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect the Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures. The Fund and its shareholders could be negatively impacted as a result.

The Fund is subject to certain operational risks associated with reliance on third party service providers and data sources. NAV calculation may be impacted by operational risks arising from factors such as failures in systems and technology. Such failures may result in delays in the calculation of the Fund’s NAV and/or the inability to calculate NAV over extended time periods. The Fund may be unable to recover any losses associated with such failures.

The operation risks could also arise from events that are wholly or partially beyond the Fund’s control. These events would include, but are not limited to, armed conflicts, natural disasters, pandemics, epidemics, social unrest, and government shutdowns.

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Limited U.S. Federal Income Tax Benefits - Distributions from the Fund are generally not subject to U.S. federal income tax if the distribution is made to: (i) individuals who are bona fide residents of Puerto Rico within the meaning of US Code Sections 933 and 937 (“Qualifying Individuals”), (ii) trusts (other than business trusts) organized under the laws of Puerto Rico, if all the beneficiaries are Qualifying Individuals and the trustees are Qualifying Individuals or entities organized under the laws of Puerto Rico treated as corporations for income tax purposes (“Qualifying Trusts”), or (iii) entities organized under the laws of Puerto Rico treated as corporations for income tax purposes, engaged in trade or business, if any, exclusively in Puerto Rico and controlled by residents of Puerto Rico (“Qualifying Corporations,” and together with Qualifying Individuals and Qualifying Trusts, collectively referred to as “Qualifying Investors”). Distributions to investors who are not Qualifying Investors will be subject to U.S. federal income taxes. Please see “Tax Information” below and consult your tax advisors.

Additionally, individuals who are bona fide residents of Puerto Rico should note that, pursuant to the Regulations issued under Section 937(b) of the US Code, dividends treated as Puerto Rico source income (under the general sourcing rules otherwise applicable to dividends paid by Puerto Rico corporations) may be treated as income from sources outside of Puerto Rico subject to U.S. federal income taxes, if the investment in the Fund is treated as made pursuant to a conduit plan or arrangement (“conduit arrangements”). Please refer to “Tax Information” below. We understand that said conduit regulations were not intended to apply to an actively managed investment company, such as the Fund, that is subject to regulation by governmental authorities and, therefore, the general sourcing rules should apply to treat the dividends paid by the Fund as Puerto Rico source income excluded from U.S. federal income taxes by shareholders who are bona fide residents of Puerto Rico. However, the IRS or the courts may disagree with this interpretation and treat the investment in the Fund as a conduit arrangement, and as a result, the dividends paid to shareholders who are bona fide residents of Puerto Rico would be treated as income from United States sources subject to U.S. federal income taxes.

Segregation of Portfolio Risk - The Fund is a separately managed pool of assets (i.e., a portfolio) intended to be segregated from the assets and liabilities of any other portfolio of the Trust, so that each shareholder of the Fund has the exclusive right to the assets, income and profits, if any, of the Fund and only bear the expenses, deductions and costs properly attributable or allocated to the Fund. The Fund also intends that creditors of any other Trust portfolio will have recourse only to the assets in that other portfolio. There can be no assurance, however, that the Trust’s efforts to effect this segregation of assets and liabilities will be successful, nor that a court, in the event of the Fund’s or another portfolio’s bankruptcy, would regard the Fund or such other portfolio as a separate entity for purposes of determining the bankruptcy estate.

U.S. Foreign Account Tax Compliance Act - Sections 1471 through 1474 (commonly known as “FATCA”) of the US Code impose a 30% withholding tax at the source upon most payments of U.S. source income and gross proceeds from the disposition of property of a type that can produce interest or dividends from U.S. sources made to certain “foreign financial institutions” (“FFI”) or “non-financial foreign entities” (including “territory non-financial foreign entities”) (“NFFE”), unless certain certification and reporting requirements are satisfied by such entities, including providing information with respect to their respective investors. In the case of most payments of U.S. source income, the 30% withholding will apply to payments made after June 30, 2014. Pursuant to the final regulations issued by the U.S. Treasury and the IRS relating to FATCA, the Fund will be treated as a NFFE, but the Fund elected to register as a direct reporting NFFE with the IRS. Accordingly, the Fund will be required to provide to the IRS certain information with respect to its investors. If the Fund were to be unable to provide such investor information or otherwise fail or be unable to comply with the legal and regulatory requirements of the US Code with respect to FATCA, the Fund’s U.S. source income would be reduced, inasmuch as it would be subject to such 30% withholding tax. The 30% withholding would result in reduction of the Fund’s income available for distribution to its shareholders and may negatively affect the Fund’s ability to fulfill its obligations. See “Tax Information” below and consult your tax adviser.

Market Risks

Securities, whether equity or debt, fluctuate in value, often based on factors unrelated to the issuer of the securities, and such fluctuations can be pronounced. Changes in the value of the Fund’s investments will result in changes in the value of its shares. The value of the Fund’s investments will fluctuate with various factors, including, but not limited to, changes in interest rates, stock market conditions in the United States, other general economic conditions and other factors affecting the particular investments held by the Fund.

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Even though interest-bearing securities are investments which promise a stable stream of income, the prices of such securities generally are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. The market value of fixed-income securities, and, accordingly, the value of the shares, normally will vary inversely with changes in interest rates. The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuer and general municipal and fixed-income security market conditions. Once the rating of a portfolio security has been changed, the Investment Adviser will consider all circumstances deemed relevant in determining whether the Fund should continue to hold the security.

Recent Regulatory Events - Legal, tax and regulatory changes could occur that may adversely affect the Fund and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies. New or changing regulation could materially impact the value of the issuers of investments held by the Fund. Federal, state, and non-U.S. governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could diminish or preclude the Fund’s ability to achieve its investment objective. Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the Fund’s portfolio holdings.

Recent Economic Events - Recent political and diplomatic events within the United States may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. Such events include trade tensions, a contentious domestic political environment, potential changes in political party control of one or more branches of the U.S. government, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a U.S. government shutdown, and disagreements over, or threats not to increase, the U.S. government’s borrowing limit (or “debt ceiling”). Continuing uncertainties regarding interest rates and inflation rates also contribute to market volatility. In the second half of 2022, national inflation as measured by the Consumer Price Index reached the highest level in decades. While these high rates of inflation were largely due to base effects from the trough of the COVID-19 recession along with temporary increases in some discretionary consumer goods, sustained high inflation can lead to price instability if businesses and consumers expect the price increases to continue. Persistently high inflation pushed the Federal Reserve to raise interest rates several times between March 2022 and July 2023 but lowered it in September, November and December 2024 and may continue to do so. U.S. inflation rates have decreased since 2022, but inflation remains uncertain. A sudden and significant increase in interest rates could lead to a stock market correction and could hinder the U.S.’s economic recovery, as rising interest rates would harm businesses that have debt to maintain and individuals with variable mortgage rates. In August 2023, Fitch Ratings downgraded the United States’ long-term foreign credit issuer default rating to AA+ from AAA, citing expected fiscal deterioration over the next three years, which was affirmed in 2024. In 2023, Moody’s Investor Services lowered its outlook to United States debt to negative. The effect of continued political polarization on the ability of the United States to set fiscal policy, including borrowing and debt service may further affect the United States default rating.

Following the financial crisis that began in 2007, the Board of Governors of the Federal Reserve System (the “Federal Reserve”) has attempted to support the U.S. economic recovery by keeping the federal funds rate at a low level. Similar steps took place again in 2020 and 2021 in an effort to support the economy during the COVID-19 pandemic. The Federal Reserve then raised the federal funds rate starting in March 2022 and has only recently begun to lower rates in September, November and December 2024. In a low or negative interest rate environment, debt securities may trade at, or be issued with, negative yields, which means the purchaser of the security may receive at maturity less than the total amount invested. In addition, in a negative interest rate environment, if a bank charges negative interest, instead of receiving interest on deposits, a depositor must pay the bank fees to keep money with the bank. In the past, the U.S. government and certain foreign central banks have taken steps to stabilize markets by, among other things, reducing interest rates. To the extent such actions are pursued, they present heightened risks to debt securities, and such risks could be even further heightened if these actions are unexpectedly or suddenly reversed or are ineffective in achieving their desired outcomes. At times, the U.S. government also has sought to stabilize markets and curb inflation by implementing increases to the federal funds interest rate. As interest rates rise, there is risk that rates across the financial system also may rise. To the extent rates increase substantially and/or rapidly, the Fund may be subject to significant losses.

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Market Disruptions - Various economic, industry, regulatory, political or other factors (such as natural disasters, epidemics and pandemics, terrorism, conflicts or social unrest) may disrupt US and world economies and can dramatically affect markets generally, certain industry sectors, and/or individual companies. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries. Market disruptions could have negative effects on the Fund, including with respect to the liquidity and valuation of the Fund’s underlying securities, and could have the effect of magnifying other risks faced by the Fund. Negative global events also can disrupt the operations and processes of any of the service providers for the Fund. Similarly, negative global events, in some cases, could constitute a force majeure event under contracts with service providers or contracts entered into with counterparties for certain transactions. Russia’s military invasion of Ukraine in February 2022 has significantly amplified already existing geopolitical tensions among Russia, Ukraine, Europe, NATO, and the West. As a result, the U.S., the European Union and other countries have instituted or may in the future institute sanctions against Russia, and could institute broader sanctions on Russia, including banning Russia from global payment systems that facilitate cross-border payments.

In October 2023, Hamas, a designated Foreign Terrorist Organization (“FTO”) by the U.S. State Department, launched an attack on Israel targeting Israeli civilians. In response, Israel declared war against Hamas, attacking Hamas targets in Gaza. Subsequently, following attacks on Israeli positions by Hezbollah, a U.S.-designated FTO, Israel attacked Hezbollah and launched a military incursion into southern Lebanon. Recently, Israel and Hezbollah reached a ceasefire agreement. The war, the escalation of the military conflict, and any other resulting conflicts in the region could affect oil prices and macroeconomic conditions globally and lead to other potential future geopolitical tensions and consequences which remain uncertain.

Valuation Risk - The sale of any assets caused by the redemption of shares, or the accelerated prepayment or amortization of principal of the assets, before any premium paid in their purchase is recovered by the Fund may result in gains or losses to the Fund. The income, gains and return of principal received by the Fund in the course of its investment activities will be reinvested in a manner consistent with the investment objectives and policies previously described with a view to the appreciation of capital and income objectives of the Fund.

The acquisition of assets in excess of funds received and income reinvested through borrowed funds may also result in gains or losses to the Fund in the event of severe fluctuations in interest rates or variations in the normal interest yield curve, or in the event such assets need to be sold instead of retained by the Fund.

No guarantee or representation can be made that moneys received by Fund from the sale of its shares, or as a result of interest, dividend and principal payments, either during the term of any investment or at maturity of any underlying assets, can be invested at the same rate as such assets were initially invested. Accordingly, no assurance can be given that the value of the shares will remain constant, nor that a shareholder will receive any rate of return while he or she holds such shares.

Investment Restrictions

The Trust (on behalf of the Fund) has adopted the following policies as fundamental policies (unless otherwise noted), which may not be changed without the affirmative vote of the holders of a “majority” of the outstanding voting securities of the Fund. Under the 1940 Act, the “vote of a majority of the outstanding voting securities of the Fund” means the vote of the holders of the lesser of (i) 67% or more of the shares of the Fund represented at a meeting at which the holders of more than 50% of the Fund’s outstanding shares are represented or (ii) more than 50% of the outstanding shares of the Fund.

Fundamental Policies

The investment policies below have been adopted as fundamental policies for the Fund:

1.	The Fund may make loans, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules, or regulations may be amended or interpreted from time to time.

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2.	The Fund may borrow money, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules, or regulations may be amended or interpreted from time to time, provided that such borrowings do not exceed 25% of the total assets of the Fund.

3.	The Fund may not issue senior securities, as such term is defined under the 1940 Act, the rules or regulations thereunder or any exemption therefrom as amended or interpreted from time to time, except as permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules, or regulations may be amended or interpreted from time to time.

4.	The Fund may not concentrate its investments in a particular industry, as concentration is defined under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time, except that the Fund may invest without limitation in: (i) securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities; and (ii) tax-exempt obligations of state or municipal governments and their political subdivisions.

5.	The Fund may purchase or sell commodities and real estate, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules, or regulations may be amended or interpreted from time to time.

6.	The Fund may underwrite securities issued by other persons, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules, or regulations may be amended or interpreted from time to time.

The following descriptions of the 1940 Act may assist investors in understanding the above policies and restrictions.

Borrowing - The 1940 Act allows open-end investment companies, such as the Fund, to borrow from banks, but restricts such an investment company from borrowing in excess of 33 1/3% of its total assets (including the amount borrowed, but excluding temporary borrowings not in excess of 5% of its total assets). Transactions that are fully collateralized in a manner that does not involve the prohibited issuance of a “senior security” within the meaning of Section 18(f) of the 1940 Act, shall not be regarded as borrowings for the purposes of the Fund’s investment restriction.

Concentration - The SEC has defined concentration as investing 25% or more of an investment company’s total assets in any particular industry or group of industries, with certain exceptions such as with respect to investments in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities, or tax-exempt obligations of state or municipal governments and their political subdivisions.

Diversification - Under the 1940 Act and the rules, regulations and interpretations thereunder, a “diversified company,” as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by a fund.

Lending - Under the 1940 Act, an investment company may only make loans if expressly permitted by its investment policies.

Real Estate - The 1940 Act does not directly restrict an investment company’s ability to invest in real estate, but does require that every investment company have the fundamental investment policy governing such investments. The Fund has adopted a fundamental policy that would permit direct investment in real estate. However, the Fund has a non-fundamental investment limitation that prohibits it from investing directly in real estate. This non-fundamental policy may be changed by vote of the Trust’s board of trustees.

Senior Securities - Senior securities may include any obligation or instrument issued by an investment company evidencing indebtedness. The 1940 Act generally prohibits a fund from issuing senior securities, although it provides allowances for certain bank borrowings, temporary borrowings, and certain other investments, such as investing in a security on a when-issued or forward-settling basis, or with a non-standard settlement cycle provided that the fund intends to physically settle the transaction; and the transaction will settle within 35 days of its trade date.

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Underwriting - Under the 1940 Act, underwriting securities involves an investment company purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

Percentage Restrictions - Except with respect to borrowing, if a percentage restriction set forth in the Prospectus or in this SAI is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction. The Fund will reduce its borrowing amount within three days (not including Sundays and holidays), if its asset coverage falls below the amount required by the 1940 Act.

Rule 2a-7 Requirements

As a “government money market fund” under Rule 2a-7, the Fund: (1) is permitted to use the amortized cost method of valuation to seek to maintain a stable $1.00 share price, (2) must invest at least 99.5% of its total assets in cash, government securities and/or repurchase agreements that are “collateralized fully” (i.e., backed by cash or government securities) and (3) is not subject to liquidity fees on fund redemptions which might apply to other types of funds. In conformance with Rule 2a-7, the Board has reserved its ability to change this policy with respect to discretionary liquidity fees, but such change would only become effective after shareholders were provided with specific advance notice of a change in the Fund’s policy and have the opportunity to redeem their shares before the policy change became effective. Investments in other government money market funds may be included in the Fund’s 99.5% policy described above. Rule 2a-7 imposes requirements as to the diversification and liquidity of the Fund, quality of portfolio securities, maturity of the Fund and of individual securities. The discussion of investments in this SAI is qualified by Rule 2a-7 limitations.

Diversification. In summary, Rule 2a-7 requires that a money market fund may not invest in the securities of any issuer if, as a result, more than 5% of the Fund’s total assets would be invested in that issuer; provided that, the Fund may invest up to 25% of its total assets in securities of a single issuer for up to three business days after acquisition. Certain securities are not subject to this diversification requirement. These include: government securities; certain repurchase agreements; and shares of certain money market funds. Rule 2a-7 imposes a separate diversification test upon the acquisition of a guarantee or demand feature. (A demand feature is, in summary, a right to sell a security at a price equal to its approximate amortized cost plus accrued interest).

Quality. The Fund will limit investments to securities that are “eligible securities” (as defined in Rule 2a-7) at the time of acquisition.

Liquidity. Under Rule 2a-7, the Fund must hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of the Fund’s obligations under section 22(e) of the 1940 Act (which forbids the suspension of the right of redemption, or postponement of the date of payment or satisfaction upon redemption for more than seven days after the tender of such security for redemption, subject to specified exemptions) and any commitments the Fund has made to shareholders. In addition, the Fund may not acquire an illiquid security if, immediately after the acquisition, the Fund would have invested more than 5% of its total assets in illiquid securities. The Fund also may not acquire any security other than a “daily liquid asset” (as defined in Rule 2a-7) if, immediately after the acquisition the Fund would have invested less than 25% of its total assets in daily liquid assets. The Fund may not acquire any security other than a “weekly liquid asset” (as defined in Rule 2a-7) if, immediately after the acquisition, the Fund would have invested less than 50% of its total assets in weekly liquid assets.

Maturity. Under Rule 2a-7, the Fund invests only in U.S. dollar-denominated securities maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations. the Fund maintains a dollar-weighted average portfolio maturity of no more than 60 calendar days, and a dollar-weighted average life to maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 calendar days. The maturity of a security is determined in compliance with Rule 2a-7, which for purposes of the dollar-

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weighted average portfolio maturity permits, among other things, certain securities bearing adjustable interest rates to be deemed to have a maturity shorter than their stated maturity.

Portfolio Holdings Information

The Fund has adopted a disclosure policy that governs the timing and circumstances of disclosure of the portfolio holdings of the Fund. The policy was developed in consultation with Oriental Trust and has been adopted by Oriental Trust. Information about the Fund’s holdings will not be distributed to any third party except in accordance with this policy. The board of trustees considered the circumstances under which the Fund’s holdings may be disclosed under this policy and the actual and potential material conflicts that could arise in such circumstances between the interests of the Fund’s shareholders and the interests of Oriental Trust, the principal underwriter or any other affiliated person of the Fund. After due consideration, the board determined that the Fund has a legitimate business purpose for disclosing holdings to persons described in the policy, including mutual fund rating or statistical agencies, or persons performing similar functions, and internal parties involved in the investment process, or custody of the Fund. Pursuant to the policy, the Trust’s Chief Compliance Officer (“CCO”), President and Treasurer are each authorized to consider and authorize dissemination of portfolio holdings information to additional third parties, after considering the best interests of the shareholders and potential conflicts of interest in making such disclosures.

The board exercises continuing oversight of the disclosure of the Fund’s holdings by (1) overseeing the implementation and enforcement of the portfolio holding disclosure policy, Codes of Ethics and other relevant policies of the Fund and its service providers by the Trust’s CCO, (2) by considering reports and recommendations by the Trust’s CCO concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act), and (3) by considering to approve any amendment to this policy. The board reserves the right to amend the policy at any time without prior notice in its sole discretion.

Disclosure of the Fund’s complete holdings will be available semi-annually and annually in Form N-CSR filed with the SEC and monthly on Form N-MFP3. In addition, in the event that the Fund files information regarding certain material events with the SEC on Form N-CR, the Fund will disclose on their website certain information that the Fund is required to report on Form N-CR. Such material events include the provision of any financial support by an affiliated person of the Fund. This information will appear on the Fund’s website no later than the same business day on which the Fund files Form N-CR with the SEC and will be available on the Fund’s website for at least one year. Shareholders may obtain the Fund’s Forms N-CSR, N-MFP3 and N-CR filings on the SEC’s website at sec.gov.

In the event of a conflict between the interests of the Fund and the interests of Oriental Trust or an affiliated person of Oriental Trust, Oriental Trust’s CCO, in consultation with the Trust’s CCO, shall make a determination in the best interests of the Fund, and shall report such determination to the board at the end of the quarter in which such determination was made. Any employee of Oriental Trust who suspects a breach of this obligation must report the matter immediately to the CCO or to his or her supervisor.

In addition, material non-public holdings information may be provided without lag as part of the normal investment activities of the Fund to each of the following entities which, by explicit agreement or by virtue of their respective duties to the Fund, are required to maintain the confidentiality of the information disclosed, including a duty not to trade on non-public information: Oriental Trust, fund administrator, fund accountant, custodian, transfer agent, securities lending agent, pricing vendors, proxy voting service providers, auditors, counsel to the Fund or the trustees, broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities) and regulatory authorities. Holdings information not publicly available with the SEC or through the Fund’s website may only be provided to additional third parties, including mutual fund ratings or statistical agencies, in accordance with the policy, when the Fund has a legitimate business purpose and when the third-party recipient is subject to a confidentiality agreement that includes a duty not to trade on non-public information. The Fund may disclose portfolio holdings to transition managers, provided that the Fund or Oriental Trust has entered into a non-disclosure or confidentiality agreement with the transition manager.

In no event shall Oriental Trust, its affiliates or employees, the Fund, nor any other party in connection with any arrangement receive any direct or indirect compensation in connection with the disclosure of information about the Fund’s holdings.

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There can be no assurance that the policy and these procedures will protect the Fund from potential misuse of that information by individuals or entities to which it is disclosed.

Trustees and Executive Officers

The board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Trust. The board, in turn, elects the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series, as applicable. The current trustees and officers of the Trust, their years of birth, position with the Trust, term of office with the Trust and length of time served, and their principal occupation and other directorships for the past five years are set forth below.

The addresses of each trustee and officer, with the exception of Timothy Shaloo, Maggie Bull and James Colantino, is: DGI Investment Trust c/o Oriental Trust, 254 Muñoz Rivera Avenue, 10th Floor, San Juan, Puerto Rico 00918. The address of Timothy Shaloo and Maggie Bull is: 2 Easton Oval, Suite 300, Columbus, OH 43219; and the address of James Colantino is 80 Arkay Drive, Suite 110, Hauppauge, NY 11788.

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Name & Year of Birth	Position with Trust & Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios Overseen by Trustees	Other Directorships Held by Trustee During Past 5 Years
INDEPENDENT TRUSTEES[1]
Iván C. López Morales (1966)	Trustee since May 2021	Senior Vice President of Assurant Inc. (insurance company) 2017 -2021; Chief Executive Officer of Lopez Consulting since December 2020; President of ESOPO Corporation (real estate company) since August 2005.	[2]	Caribbean American Life Assurance Company (subsidiary of Assurant Inc.) 1997 -2021; Caribbean American Property Insurance Company (subsidiary of Assurant Inc.) 1997-2021; Director of various other, non-public subsidiaries of Assurant Inc. until May 2021.
Joshua Aaron Sigmon (1981)	Trustee since May 2021	Principal of MHR Fund Management LLC (private equity firm) since September 2018; Head of Special Opportunities of Axar Capital LP (investment firm) from September 2016 to September 2018; Managing Director of Fortress Investment Group LLC (credit fund) from March 2015 to July 2016.	[2]	Planet Financial Group, LLC (mortgage servicer) since October 2019; Momental Investments LLC (investment firm) since October 2019; SCPG HoldCo (pharmacy company) since September 2019; Terra Capital Partners (asset manager) from July 2017 to December 2018.
Carlos García (1980)	Trustee since June 2024	CEO of Finhabits Inc. (consumer financial services) since March 2015; Managing Member for Finhabits Advisors LLC (registered investment advisor) since March 2015.	[2]	None.
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INTERESTED TRUSTEE

Carlos A. González[2,3] (1951)	Chair of the Board, Trustee and Portfolio Manager since January 2021	Consultant with OFG Bancorp* (bank holding company) since September 1998.	[2]	Scenic Hudson (non-profit land trust) since October 2009; USIC Group (private holding company) since 2001; Empresas Caparra (private family real estate business) since January 1995.

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Name & Year of Birth	Position with Trust & Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios Overseen by Trustees	Other Directorships Held by Trustee During Past 5 Years
OFFICERS
Ramon Rosado-Linera (1963)	Principal Executive Officer since December 2023	Managing Director Oriental Asset Management since June 2024, MD Oriental Bank Wealth Management October 2021 to June 2024, Director Oriental Bank U.S. Loan Program September 2016 to October 2021.	N/A	N/A
Maritza Arizmendi Diaz (1968)	Principal Financial Officer, Chief Financial Officer and Treasurer since May 2021	Chief Financial Officer of OFG Bancorp* and Oriental Bank* since March 2017; Director of Oriental International Bank, Inc.* since June 2020; Chief Financial Officer and Treasurer of OFG Ventures LLC* since June 2020.	N/A	N/A
Hugh González Robison[3] (1979)	Chief Legal Officer, General Counsel and Secretary since May 2021	General Counsel at OFG Bancorp* and Oriental Bank* since January 2021; Secretary of Oriental Financial Services LLC* since 2017; Assistant Secretary of OFG Bancorp* and Oriental Bank* since 2014; Secretary of OFG USA LLC* (commercial lender) since 2017; Secretary of OFG Ventures LLC* since 2019; Deputy General Counsel at Oriental Bank* from July 2012 to December 2020.	N/A	N/A
Timothy Shaloo (1970)	Chief Compliance Officer since June 2024	Assistant Vice President and Fund Compliance Officer, Northern Lights Compliance Services, LLC (“NLCS”)(Sept. 2023-present); Senior Compliance Analyst NLCS (2021-2023); Compliance Specialist, Ultimus Fund Solutions, LLC (2016 to 2021).	N/A	N/A
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Miriam H. Rodriguez (1962)	Anti-Money Laundering Compliance Officer	BSA Officer, Oriental Bank, since May 2023; Chief Compliance Officer, BNC International Bank from August 2021 to April 2023; FI Risk & EDD Manager, BSA/ AML Compliance, Firstbank/ Banco Santander from November 2017 to August 2021.	N/A	N/A
Maggie Bull (1965)	Assistant Secretary since May 2021	Vice President, Senior Managing Counsel, Ultimus Fund Solutions, LLC (“Ultimus”) since August 2022; Vice President, Senior Legal Counsel, Ultimus from February 2020 to July 2022; Senior Attorney of Ultimus June 2017- January 2020.	N/A	N/A
James Colantino (1969)	Assistant Treasurer since May 2021	Senior Vice President-Fund Administration of Gemini Fund Services, LLC since 2012.	N/A	N/A
Laura Szalyga (1978)	Assistant Treasurer since August 2021	Vice President of Fund Administration, Ultimus Fund Solutions, LLC, formerly, Gemini Fund Services, LLC, since 2015.	N/A	N/A
Alfonso J. Cuesta (1989)	Assistant Secretary since September 2024	Manager - Legal Department, Oriental Bank, since April 2021; Senior Attorney, Oriental Bank, from March 2020 to March 2021; Associate, Pietrantoni Mendez & Alvarez LLC, from October 2014 to March 2020.	N/A	N/A

[1]	The trustees of the Trust who are not “interested persons” of the Trust as defined under section 2(a)(19) of the 1940 Act (independent trustees).

[2]	Mr. González is an “interested person” of the Trust as defined by the 1940 Act because he is an affiliated person of the adviser.

*	Denotes an affiliate of the Fund.

General Information Regarding the Board of Trustees and Leadership Structure

The board of trustees has oversight responsibility for the conduct of the affairs of the Trust. The board approves policies and procedures regarding the operation of the Trust, regularly receives and reviews reports from the Trust’s CCO and the Investment Adviser regarding such policies and procedures, and elects the officers of the Trust to perform the daily functions of the Trust. The chair of the board is an interested person of the Fund. The board is satisfied that having the Chair be an interested person is appropriate for the Fund due to the Chair’s greater familiarity with the Fund, involvement in the Fund’s day-to-day management and the operations of the Investment Adviser, and his ability to efficiently mobilize the Investment Adviser’s resources at the board’s behest and on its behalf, among other reasons.

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The Fund does not have a lead independent trustee because the board has determined that its size, and the composition and leadership of its committees, allow each independent trustee to enjoy full, accurate and efficient communication with the Fund and the Investment Adviser and also facilitates the timely transmission of information among the trustees, such that a lead independent trustee is not necessary.

The trustees approve financial arrangements and other agreements between the Fund, on the one hand, and the Investment Adviser or other affiliated parties, on the other hand. The independent trustees meet regularly as a group in executive session and with independent legal counsel. The board has delegated responsibility for certain specific matters to the Audit and Governance Committees of the board (each a “Committee” and together the “Committees”), as described below. The Committees meet as often as necessary, either in conjunction with regular meetings of the board or otherwise. The membership and chair of each Committee are appointed by the board upon recommendation of the Governance Committee.

The board reviews its leadership structure periodically in order to ensure that it remains appropriate and effective. The board also completes an annual self-assessment during which it reviews its leadership and Committee structure, and considers whether its structure remains appropriate in light of the Fund’s current operations.

Each trustee shall hold office during the lifetime of the Trust, and until its termination as herein provided; except that (A) any trustee may resign his or her trusteeship or may retire by written instrument signed by him or her and delivered to the Trust and the other trustees, which shall take effect upon such delivery or upon such later date as is specified therein; (B) any trustee may be removed at any time by written instrument signed by at least two-thirds (66 2/3%) of the number of trustees prior to such removal, specifying the date when such removal shall become effective; (C) any trustee who has died, become physically or mentally incapacitated by reason of disease or otherwise, or is otherwise unable to serve, may be retired by written instrument signed by a majority of the other trustees, specifying the date of his retirement; (D) a trustee may be removed at any meeting of the shareholders by a vote of the shareholders owning at least two-thirds (66 2/3%) of the outstanding shares; and (E) a trustee shall be retired in accordance with the terms of any retirement policy adopted by the trustees and in effect from time to time. Shareholders are generally not entitled to elect trustees except as required by the 1940 Act, or as otherwise considered necessary or desirable by the trustees in their sole discretion. To the extent required by the 1940 Act, the shareholders shall elect the trustees on such dates as the trustees may fix from time to time. The shareholders may elect trustees at any meeting of shareholders called by the trustees for that purpose.

The officers of the Trust are appointed by the board, and each shall serve at the pleasure of the board, or, to the extent permitted by the Trust’s By-laws, and except for the Chief Compliance Officer, at the pleasure of the President of the Trust, subject to the rights, if any, of an officer under any contract of employment. The Trust’s Chief Compliance Officer must be approved by a majority of the independent trustees. Subject to the rights, if any, of an Officer under any contract of employment, any officer may be removed, with or without cause, by the board at any regular or special meeting of the board, or, to the extent permitted by the Trust’s By-laws, by the President of the Trust; provided, that only the board may remove, with or without cause, the Chief Compliance Officer of the Trust.

Committees of the Board

There are two (2) standing committees of the board: (1) the Audit Committee and (2) the Governance Committee.

The Audit Committee is composed of at least two (2) members of the board and no member of the Audit Committee shall be an “interested person” of the Fund as defined in Section 2(a)(19) of the 1940 Act. The purpose of the Audit Committee is to oversee the accounting and financial reporting processes of the Fund and its internal control over financial reporting and, to the extent the Audit Committee deems appropriate, to inquire into the internal control over financial reporting of certain third-party service providers. The Audit Committee is also responsible for oversight over the quality and integrity of the Fund’s financial statements and the independent auditors thereof as well as to oversee or, as appropriate, assist Board oversight of the Fund’s compliance with legal and regulatory requirements that relate to the Fund’s financial reporting, internal control over financial reporting and independent audits. The Audit Committee reviews and evaluates the qualifications, independence and performance of the Fund’s independent auditors and makes recommendations to the full board regarding the appointment of independent auditors. The Audit Committee also acts as a liaison between the full board and the Fund’s independent auditors. The Audit Committee meets no fewer than two (2) times annually and may hold special meetings as circumstances require. The Audit

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Committee consists of three (3) members: Iván C. López Morales (chairperson of the Audit Committee), Joshua Aaron Sigmon and Carlos García, neither of whom are an interested person of the Fund. The Audit Committee met [_] times during the period ended [_].

The Governance Committee is composed of those members of the board so appointed to serve on the Governance Committee and no member of the Governance Committee shall be an “interested person” of the Fund as defined in Section 2(a)(19) of the 1940 Act. The purpose of the Governance Committee is to provide assistance to the trustees in fulfilling their responsibilities to the shareholders relating to corporate governance matters including, but not limited to: nomination of trustees, election of trustees, retirement policies of non-interested trustees, addressing and resolving conflicts of interests, promoting the education of trustees and enhancing the quality and integrity of the functioning of the board. In fulfilling this purpose, it is the responsibility of the Governance Committee to maintain open communication between the trustees and the management of the Trust. The Governance Committee will consider shareholder recommendations for trustee nominees so long as such recommendations are presented with appropriate background material concerning the candidate that demonstrates such candidate’s ability to serve as a trustee, including as a non-interested trustee of the Trust, in accordance with the criteria established by the Governance Committee. A shareholder submitting a trustee recommendation must provide written notice to the Governance Committee with the following information: (a) the name and address of the shareholder making the recommendation; (b) the number of shares of each class and series, if any, of shares of the Trust which are owned of record and beneficially by such shareholder and the length of time that such shares have been so owned by the shareholder; (c) a description of all arrangements and understandings between such shareholder and any other person or persons (naming such person or persons) pursuant to which the recommendation is being made; (d) the name, age, date of birth, business address and residence address of the person or persons being recommended; (e) such other information regarding each person recommended by such shareholder as would be required to be included in a proxy statement filed pursuant to the proxy rules of the SEC had the nominee been nominated by the board of trustees; (f) whether the shareholder making the recommendation believes the person recommended would or would not be an “interested person” of the Trust, as defined in 1940 Act; and (g) the written consent of each person recommended to serve as a trustee of the Trust if so nominated and elected/appointed. The Governance Committee meets at such times as it or the board may determine, but no less frequently than annually, and may hold special meetings as circumstances require. The Governance Committee consists of three (3) members: Joshua Aaron Sigmon (chairperson of the Governance Committee), Iván C. López Morales and Carlos García. The Governance Committee met [_] times during the period ended [_].

Board Oversight of Risk Management

The board’s role is one of oversight, including oversight of the Fund’s risks, rather than day-to-day management. The board’s committee structure allows the board to focus on risk management as part of its broader oversight of the operation of the Fund. While day-to-day risk management is the responsibility of the Investment Adviser, trustees receive regular reports from the Trust’s CCO, the Investment Adviser and the Fund’s various service providers regarding investment risks and compliance risks. These reports allow the board to focus on various risks and their potential impact on the Fund. The board has discussions with the Trust’s CCO and the Investment Adviser, as well as the portfolio manager, regarding how they monitor and control such risks. Additionally, the Trust’s CCO and officers of the Fund regularly, and on an ad hoc basis, report to the board on a variety of risk-related matters.

The board has retained Oriental Trust, a registered investment adviser and a separately identifiable division of Oriental Bank, as the Fund’s investment adviser. Oriental Trust is responsible for the day-to-day operation of the Fund. Additionally, the board meets periodically with the Trust’s CCO who reports to the trustees regarding the compliance of the Fund with the federal securities laws and the internal compliance policies and procedures of the Fund. The board also reviews the CCO’s annual report, including the CCO’ compliance risk assessments for the Fund.

Trustees’ Qualifications and Experience

The Governance Committee is responsible for identifying, evaluating and nominating trustee candidates. The Governance Committee reviews the background and the educational, business and professional experience of trustee candidates and the candidates’ expected contributions to the board. Trustees selected to serve on the board are expected to possess relevant skills and experience, time availability and the ability to work well with the other trustees. A trustee’s ability to perform his or her duties effectively may have been attained through the trustee’s executive,

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business, consulting, and/or legal positions; experience from service as a director/trustee of other investment funds, public companies, or non-profit entities or other organizations; educational background or professional training or practice; and/or other life experiences.

The board believes that each of the trustees has the ability to review critically, evaluate, question and discuss information provided to them; to interact effectively with each other, Oriental Trust, other service providers, counsel and independent auditor; and to exercise effective business judgment in the performance of his or her duties. In addition to those qualities and based on each trustee’s experience, qualifications and attributes (including the information above regarding each of the trustees) and the trustees’ combined contributions to the board, following is a brief summary of the information that led to the conclusion that each board member should serve as a trustee.

Mr. López has served as an independent trustee of the Trust since May 2021. The board believes that Mr. López’s experience as senior vice president, chief executive officer and president of three companies and various directorship positions benefits the Fund.

Mr. Sigmon has served as an independent trustee of the Trust since May 2021. The board believes that Mr. Sigmon’s knowledge of private equity and investment firms gained through his current and prior employment and board memberships benefits the Fund.

Mr. García has served as an independent trustee of the Trust since June 2024. The board believes that Mr. García’s experience in the financial services industry and knowledge of investment advisors through his current employment benefits the Fund.

Mr. González has served as an interested trustee of the Trust since January 2021. The board believes that Mr. González’s previous experience as portfolio manager of the Puerto Rico Diversified Tax Managed Total Return IRA Trust prior to the Fund’s registration under the 1940 Act, in addition to his work with OFG Bancorp, benefits the Fund.

References to the qualifications, attributes and skills of trustees are pursuant to requirements of the SEC, do not constitute holding out the board or any trustee as having any special expertise or experience, and shall not impose any greater responsibility or liability on any such person or on the board by reason thereof.

Trustee Ownership of Fund Shares

For each Trustee, the following table discloses the dollar range of equity securities beneficially owned by the Trustee of each Fund in the Trust and, on an aggregate basis, in any registered investment companies overseen by the Trustee within the Trust’s family of investment companies, as of [December 31, 202_]. The Trustees may have investments in other pools of securities managed by the Investment Adviser. The dollar ranges used in the table are: (A) None; (B) $1-$10,000; (C) $10,001 - $50,000; (D) $50,001 - $100,000; and (E) Over $100,000.

Name of Trustee	Dollar Range of Ownership in Fund	Aggregate Dollar Range of Ownership in Investment Companies Overseen by Trustee in Family of Investment Companies
Iván C. López Morales	[A]	[A]
Joshua Aaron Sigmon	[A]	[A]
Carlos García	[A]	[A]
Carlos González	[A]	[A]

Trustee Compensation

Independent trustees shall each receive an annual retainer of $16,000 allocated to the Fund. The chair of the Audit Committee and Governance Committee shall receive an additional annual retainer of $1,000 and $500, respectively. In addition, independent trustees receive an $1,000 per meeting fee for attendance at regularly scheduled and special board meetings. For attendance at special board meetings by video or telephone, independent trustees receive $500 per meeting.

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All trustees are reimbursed for expenses in connection with each board meeting attended, with this reimbursement allocated to the Trust. The Trust has no pension or retirement plan. No other entity affiliated with the Trust pays any compensation to the independent trustees. Set forth below is the rate of compensation received by the following independent trustees for the fiscal year ended [_].

Name of Trustee & Position	Aggregate Compensation[1] from the Trust	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Annual Benefits Upon Retirement	Total Compensation from Trust & Fund Paid to Trustees
Iván C. López Morales (Independent Trustee & Audit Committee Chair)	$[_]	N/A	N/A	$[_]
Joshua Aaron Sigmon (Independent Trustee & Governance Committee Chair)	$[_]	N/A	N/A	$[_]
Carlos García[2] (Independent Trustee)	$[_]	N/A	N/A	$[_]
Carlos González (Interested Trustee[3] & Portfolio Manager)	N/A	N/A	N/A	N/A

[1]	Aggregate compensation is comprised of all applicable retainers and meeting fees but does not include reimbursements for Trustee expenses.

[2]	Mr. García was appointed to the Board on June 26, 2024.

[3]	The interested trustee does not receive compensation from the Trust for his service as trustee.

Code of Ethics

The Trust, Oriental Trust and the principal underwriter have each adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes permit, subject to certain conditions, personnel of Oriental Trust and the principal underwriter to invest in securities that may be purchased or held by the Fund.

Proxy Voting Policies

The board has delegated responsibility for decisions regarding proxy voting for securities held by the Fund to Oriental Trust. The Investment Adviser will vote such proxies in accordance with its proxy policies and procedures, which are included as Appendix B to this SAI. Information about how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended [_] may be obtained (1) without charge, upon request, by calling 787-620-0000 and (2) on the SEC’s website at http://www.sec.gov.

Control Persons and Principal Shareholders

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund. A control person is one who owns beneficially, or through controlled companies, more than 25% of the voting securities of the Fund or acknowledges the existence of control.

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[As of [_, 202_] there were no identifiable principal shareholders or control persons of the Fund’s outstanding equity securities, and the trustees as a group did not own more than 1% of the outstanding shares of the Fund.]

The Fund’s Investment Team

Oriental Trust, a registered investment adviser and a separately identifiable division of Oriental Bank, located at Oriental Center 254 Muñoz Rivera Avenue, 10th Floor, San Juan, Puerto Rico 00918, acts as investment adviser to the Fund pursuant to an investment advisory agreement (the “Advisory Agreement”) with the Trust. As of December 31, 2024, Oriental Trust had assets under management of approximately $301.03 million.

Oriental Trust is a division of Oriental Bank, which is a subsidiary of OFG Bancorp, a diversified financial holding company and corporation organized under the laws of the Commonwealth of Puerto Rico that operates under U.S., Puerto Rico and U.S. Virgin Islands banking laws and regulations.

As Investment Adviser, Oriental Trust is responsible for recommending new investments and/or changes in existing investments of the Fund consistent with the investment objectives and policies of the Fund. Oriental Trust, in executing those transactions, is required to obtain offers to purchase or sell a particular investment unless such security is listed or traded on an exchange in the United States or is traded in the OTC market.

Under the Advisory Agreement, Oriental Trust is entitled to receive an annual management fee equal to [0.20]% of the average net assets of the Fund (including assets purchased with the proceeds of any leverage). The management fee for each calendar month is accrued daily and payable monthly. For the period from [_] to [_], the Fund did not pay the Investment Adviser under the Advisory Agreement as the Fund had not yet commenced operations.

[Oriental Trust may voluntarily waive fees and/or reimburse Fund expenses from time to time. For example, Oriental Trust has contractually agreed to waive fees and/or reimburse expenses to the extent that the Fund’s total annual fund operating expenses (including organizational and initial offering expenses, excluding interest, taxes, brokerage commissions and extraordinary expenses) exceed [0.95]% of the average daily net assets for Class A Withholding shares, Class A Non-Withholding shares, Class I Withholding shares, and Class I Non-Withholding shares of the Fund. The Investment Adviser has also contractually agreed to waive, bear and/or reimburse the organizational and initial offering expenses of the Fund.

Any amounts contractually waived or reimbursed by the Investment Adviser will be subject to repayment by a Fund to the Investment Adviser within three years, calculated monthly from when the waiver or reimbursement was recorded. Any repayment to the Investment Adviser will not cause the Fund's expenses to exceed (i) the expense limitation at the time the fees are waived and (ii) the expense limitation in effect at the time of such reimbursement, The expense limitations shall be in effect until [_, 2026]. For the period from [_] to [_], the Fund had not waived any of the advisory fees as the Fund had not yet commenced operations.]

Under the Advisory Agreement, Oriental Trust furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing the Fund’s investments and pays any compensation for services provided to the Fund by its trustees, officers, employees and/or agents who are affiliated with Oriental Trust or any of its affiliates.

Oriental Trust shall provide the Trust with such investment research, advice and supervision as the Trust may from time to time consider necessary for the proper management of the assets of the Fund, shall furnish continuously an investment program for the Fund, shall determine from time to time which securities or other investments shall be purchased, sold or exchanged for the Fund, including providing or obtaining such services as may be necessary in managing, acquiring or disposing of securities, cash or other investments.

After its initial two-year term, the Advisory Agreement will continue in effect for successive annual periods so long as such continuation is specifically approved at least annually by the vote of (1) the board (or a majority of the

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outstanding shares of the Fund), and (2) a majority of the trustees who are not interested persons of any party to the Advisory Agreement, in each case, cast in person at a meeting called for the purpose of voting on such approval and subject to exemptive or other relief granted by the SEC or its staff. The Advisory Agreement may be terminated at any time, without penalty, by either party to the Advisory Agreement upon a 60-day written notice and is automatically terminated in the event of its “assignment,” as defined in the 1940 Act.

Oriental Trust shall generally supervise and oversee all custody, transfer agency, dividend disbursing, legal, accounting and administrative services by third parties that have contracted with the Trust to provide such services.

Service Providers

Administrator, Fund Accountant and Transfer Agent

The Trust has entered into a Master Services Agreement (the “Service Agreement”) with Ultimus Fund Solutions, LLC (the “Administrator” or “Ultimus”), located at 4221 North 203rd Street, Suite 100, Elkhorn, NE 68022, under which Ultimus provides administrative, accounting, and transfer agent and shareholder services necessary for the operation of the Fund, including assistance in the preparation of financial reports to shareholders; reporting Fund performance; support with respect to routine regulatory examinations of the Fund; assistance in preparing Fund expense projections and establishing accruals; arranging for the computation of data, including daily calculation of the net asset value per share; preparation for signature by an officer of the Trust certain documents required to be filed for compliance by the Trust with applicable laws and regulations including those of the SEC; preparation of tax returns; certain accounting, clerical and bookkeeping services; arranging for the maintenance of books and records of the Fund; serving as the Trust’s registrar, transfer agent, and dividend disbursing agent; processing purchase and redemption orders, maintaining records of Fund shareholders; disbursing dividends and other distributions; and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. Ultimus also maintains certain books and records of the Trust that are required by applicable federal regulations. Ultimus does not have any responsibility or authority for the management of the Fund or the determination of investment policy. In consideration of the services rendered pursuant to the Fund Administration, Accounting Services, and Transfer Agent and Shareholder Services Addendums to the Service Agreement, Ultimus receives fees from the Fund for said services, and is reimbursed for certain expenses assumed pursuant to the Service Agreement. During the fiscal year ended [_], Ultimus did not receive the fees from the Fund for its services as Administrator, Fund Accountant and Transfer Agent as the Fund had not yet commenced operations.

The Service Agreement between the Trust, on behalf of the Fund, and Ultimus, unless otherwise terminated as provided in the Master Services Agreement, is renewed automatically for successive one-year periods immediately following the Initial Term.

Compliance Services

[Northern Lights Compliance Services (“Northern Lights”), an affiliate of Ultimus], located at [4221 North 203rd Street, Suite 100, Elkhorn, NE 68022], provides an individual to serve as the Trust’s Chief Compliance Officer (the “CCO”) and administers the Trust’s compliance policies and procedures. During the fiscal year ended [_], the Fund did not pay [Northern Lights] for CCO services as the Fund had not yet commenced operations.

Distributor

[The Trust has entered into a Distribution Agreement with Oriental Financial Services LLC (the “Distributor”) on behalf of the Fund, to serve as the distributor of shares of beneficial interest in the Fund. The Distributor’s responsibilities include selling the Fund’s shares, receiving and submitting purchase orders to the Fund’s transfer agent, facilitating redemption of shares by Shareholders, reviewing advertising materials and sales literature, preparing reports for the Board, establishing and operating an anti-money laundering compliance program, and preparing a withholding tax statement for delivery to the Administrator of the Fund. The Distributor will not receive compensation from the Fund, but may receive compensation or reimbursement of expenses from the Investment Adviser.]

Custodian

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[_] (“[_]” or the “Custodian”), located at [_], is the custodian of the assets of the Fund. The Custodian’s responsibilities include safeguarding and controlling the Fund’s cash and securities, handling the receipt and delivery of securities, determining income and collecting interest and dividends on the Fund’s investments. The Custodian also maintains certain books and records of the Fund that are required by applicable federal regulations. The Custodian does not determine the investment policies of the Fund or decide which securities the Fund will buy or sell.

Legal Counsel

Stradley Ronon Stevens and Young, LLP, 2000 K Street, NW, Washington, D.C. 20006 and Pietrantoni Mendez & Alvarez LLC, Popular Center 19th Floor, 208 Ponce de León Ave., San Juan, PR 00918 serve as legal counsel to the Trust.

Independent Registered Public Accounting Firm

[_], located at [_], is the Fund’s independent registered public accounting firm. The independent registered public accounting firm provides services including an audit of the Fund’s annual financial statements.

Execution of Portfolio Transactions and Brokerage

The Advisory Agreement states that the Investment Adviser shall be responsible for broker-dealer selection and for negotiation of brokerage commission rates, provided that it shall only direct orders to an affiliated person in accordance with board adopted procedures and/or the 1940 Act. In general, the Investment Adviser’s primary consideration in effecting a securities transaction will be execution at the most favorable cost or proceeds under the circumstances. In selecting a broker-dealer to execute each particular transaction, the Investment Adviser may take the following into consideration, among other things: the best net price available; the reliability, integrity and financial condition of the broker-dealer; the size of and difficulty in executing the order; and the value of the expected contribution of the broker-dealer to the investment performance of the Fund on a continuing basis. The price to the Fund in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered.

Under recent revisions to the EU’s Markets in Financial Instruments Directive (“MiFID II”), effective January 3, 2018, EU investment managers may only pay for research from brokers and dealers directly out of their own resources or by establishing “research payment accounts” for each client, rather than through client commissions. MiFID II is expected to limit the use of soft dollars by advisers located in the EU and in certain circumstances may result in other advisers (including, potentially, the Fund’s Investment Adviser) reducing or eliminating the use of research paid for with soft dollars as to certain groups of clients or as to all clients, including the Fund.

Subject to such policies as Oriental Trust and the board may determine, the Investment Adviser shall not be deemed to have acted unlawfully or to have breached any duty created by its Advisory Agreement with the Fund or otherwise solely by reason of its having caused the Fund to pay a broker or dealer that provides (directly or indirectly) brokerage or research services to the Investment Adviser a commission for effecting a portfolio transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction, if the Investment Adviser determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the Investment Adviser’s overall responsibilities with respect to the Fund or other advisory clients. The Investment Adviser is further authorized to allocate the orders placed by it on behalf of the Fund to such brokers or dealers who also provide research or statistical material, or other services, to the Trust, Oriental Trust or any affiliate of either. Such allocation shall be in such amounts and proportions as the Investment Adviser shall determine. The Investment Adviser shall report on such allocations regularly to the Trust, indicating the broker-dealers to whom such allocations have been made and the basis for such allocations.

On occasions when the Investment Adviser deems the purchase or sale of a security to be in the best interest of the Fund as well as other clients of the Investment Adviser, it, to the extent permitted by applicable laws and regulations, may aggregate the securities to be so purchased or sold to obtain the most favorable price or lower brokerage commissions and the most efficient execution. In such event, allocation of the securities so purchased or sold, as well

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as the expenses incurred in the transaction, will be made by the Investment Adviser in the manner it considers to be the most equitable and consistent with its fiduciary obligations to the Fund and to such other clients.

Capital Stock

None of the shares issued by the Fund have preemptive, conversion, or subscription rights. Each of the class of shares issued and sold by the Fund are deemed to be validly issued, fully paid and non-assessable by the Trust.

Shareholders have equal and exclusive rights as to dividends and distributions as declared by the Fund and to the net assets of the Fund upon liquidation or dissolution. The Fund votes on all matters affecting the Fund (e.g., approval of the Advisory Agreement); if additional series are issued, all series of the Trust vote as a single class on matters affecting those series jointly or the Trust as a whole (e.g., election or removal of trustees). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of trustees can, if they so choose, elect all of the trustees. Further, each class of shares of the Fund shall vote separately with respect to any matter that separately affects that class or as required by applicable law. The shares of each class of the Fund have one vote per share and a pro-rata fractional vote for a fraction of a share. While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the board in its discretion, or upon demand by the holders of 50% or more of the outstanding shares of the Trust entitled to vote at such meeting, for the purpose of electing or removing trustees.

[Class A Withholding and Non-Withholding shares may be purchased by the public. Class I Withholding and Non-Withholding shares are available to institutional clients and to advisory or fee-based accounts.] Each class of shares will represent interests in the same portfolio of investments of the Fund and are identical in all respect to each other class of the Fund, except as set forth in the Fund’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act.

Class A shares of the Fund are subject to the payment of an annual Rule 12b-1 shareholder services fee of [0.25]% of average daily net assets. At present, the Fund does not permit conversions or exchanges from one class to another class, although the Fund reserves the right consider such flexibility in the future. Income, including both realized and unrealized capital gains and losses, and expenses of the Fund shall be allocated to the Fund as a whole.]

Any series of the Trust may reorganize or merge with one or more other series of the Trust or another investment company. Any such reorganization or merger shall be pursuant to the terms and conditions specified in an agreement and plan of reorganization authorized and approved by the trustees and entered into by the relevant series in connection therewith. In addition, such reorganization or merger may be authorized by vote of a majority of the trustees then in office and, to the extent permitted by applicable law, without the approval of shareholders of any series.

Determination of Net Asset Value

As stated in the Prospectus, the Fund operates as a “government money market fund” under Rule 2a-7 of the 1940 Act. The Fund is permitted to and seeks to maintain a NAV of $1.00 per share and, in this connection, values its instruments on the basis of amortized cost pursuant to Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if the Fund sold the instrument. During such periods, the yield to investors in the Fund may differ somewhat from that obtained in a similar entity, which uses available indications as to market value to value its portfolio instruments. For example, if the use of amortized cost resulted in a lower (higher) aggregate Fund value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher (lower) yield and ownership interest than would result from investment in such similar entity and existing investors would receive less (more) investment income and ownership interest. However, the Fund expects that the procedures and limitations referred to in the following paragraphs of this section will tend to minimize the differences referred to above.

Under Rule 2a-7, the Board, in supervising the Fund’s operations and delegating special responsibilities involving portfolio management to the Investment Adviser, has established procedures that are intended, taking into account

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current market conditions and the Fund’s investment objectives, to stabilize the NAV of the Fund, as computed for the purposes of purchases and redemptions, at $1.00 per share. The Board’s procedures include periodic monitoring of the difference (the “Market Value Difference”) between the amortized cost value per share and the NAV per share based upon available indications of market value. Available indications of market value used by the Fund consist of actual market quotations or appropriate substitutes, which reflect current market conditions and include (i) quotations or estimates of market value for individual portfolio instruments and/or (ii) values for individual portfolio instruments derived from market quotations relating to varying maturities of a class of money market instruments. In the event the Market Value Difference of a given Fund exceeds certain limits or the Board believes that the Market Value Difference may result in material dilution or other unfair results to investors or existing shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce to the extent reasonably practicable such dilution or unfair results. These actions may include selling portfolio instruments to shorten average portfolio maturity or to realize capital gains or losses, reducing or suspending shareholder income accruals, redeeming shares in-kind, or utilizing a NAV per share based upon available indications of market value which under such circumstances would vary from $1.00).

During a negative interest rate environment which causes a Fund to have a negative gross yield, a Fund may reduce the number of shares outstanding on a pro rata basis through share cancellation, including through reverse distribution mechanisms, to seek to maintain a stable $1.00 price per share, subject to Board approval and to the extent permissible by applicable law and its organizational documents. A Fund that implements share cancellation would continue to maintain a stable $1.00 share price by use of the amortized cost method of valuation and/or penny rounding method but the aggregate value of an investor’s investment would decline if the Fund reduced the number of shares held by the investor. Each shareholder will be deemed to have agreed to such contribution of shares in these circumstances by investing in the Fund. After a cancellation of shares, the basis of cancelled shares would be added to the basis of shareholders’ remaining Fund shares, and any shareholders disposing of shares at that time may recognize a capital loss unless the “wash sale” rules apply. Dividends, including dividends reinvested in additional shares of a Fund, will nonetheless be fully taxable, even if the number of shares in shareholders’ accounts has been reduced through share cancellation. Due to a lack of guidance regarding share cancellation, however, the tax consequences of such cancellation of shares to a Fund and its shareholders is unclear and may differ from that just described. Alternatively, a Fund may discontinue using the amortized cost method of valuation to maintain a stable $1.00 price per share and establish a fluctuating NAV per share rounded to four decimal places by using available market quotations or equivalents. If a Fund were to float its NAV, it would no longer maintain a stable $1.00 share price and instead have a share price that fluctuates. An investor in a Fund that floats its NAV would lose money if the investor sells their shares when they are worth less than what the investor originally paid for them. There is no assurance such measures will result in a stable NAV per share of $1.00.

The Fund may also hold cash for the purpose of stabilizing its NAV per share. Holdings of cash may lower (or, in a negative interest rate environment, increase) the yield of the Fund’s shares. The Fund may continue to use the amortized cost method of valuation so long as the Board believes that the method fairly reflects the market-based NAV per share and the Fund complies with the other requirements of Rule 2a-7. See “Rule 2a-7 Requirements” above.

The determination of the Sales Price is made as 4:00 p.m., New York time on each Business Day and is accomplished by dividing the net assets (the excess of assets over liabilities) of the Fund by the number of outstanding shares. The value of each class of the shares of the Fund for purposes of redemption (the “Redemption Price”) is determined in the same manner as the Sales Price. A “Business Day” is any day that (1) both the Federal Reserve Bank of New York and the Fund’s custodian are open for business and (2) the primary trading markets for the Fund’s portfolio instruments are open and the Fund’s management believes there is an adequate market to meet purchase and redemption requests. The Fund is authorized not to open for trading on a day that is otherwise a business day if the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading; any such day will not be considered a business day. The Fund also may close early on a business day if SIFMA recommends that government securities dealers close early. If the Fund uses its discretion to close early on a business day, the Fund will calculate its net asset value as of the time of such closing.

The sale of shares by the Fund’s distributor to a shareholder will be made as of the Business Day on which the distributor receives the funds from the shareholder and his or her request to purchase shares. This means that funds from the shareholder will only be applied to purchase shares on a particular Business Day if the electronic funds transfer, check or money order used to purchase the shares has cleared the bank on which the transfer was made or

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the check or money order was drawn. Fund shares begin earning dividends on the day after a share purchase is effected and payment in federal or other immediately available funds is received [Shares earn dividends through and including the day prior to the day they are redeemed.].

Shareholders should be aware that the market value of the Fund’s underlying investments will fluctuate with various factors, including interest rates, stock market conditions in the United States, economic and fiscal conditions in Puerto Rico, other general economic conditions, and other factors affecting the issuer of any particular investment then held by the Fund. Therefore, neither Oriental Trust, the Distributor or any other person can guarantee the value of the shares at any particular time. Under certain conditions the value of the shares held by the shareholder may be less than the aggregate amount invested by the shareholder. Furthermore, the Fund or any other person cannot guarantee or represent that funds received from the sale of shares or derived from income received or investments made by the Fund can be invested or reinvested, as the case may be, at the same rate as that at which assets of the Fund were initially invested, nor that any shareholder will receive any anticipated rate of return while he or she holds shares.

In the event that (i) the Fund, at the end of a business day, has invested less than 10% of its total assets in weekly liquid assets or the Fund’s price per share as computed for the purpose of distribution, redemption and repurchase, rounded to the nearest 1%, has deviated from the stable price established by the Board or (ii) the Board, including a majority of Independent Trustees, determines that such a deviation is likely to occur, and the Board, including a majority of Independent Trustees, irrevocably has approved the liquidation of the Fund, the Fund’s Board has the authority to suspend redemptions of Fund shares.

Anti-Money Laundering Program

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (the “USA PATRIOT Act”). To ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Distributor and the Fund’s Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and conducting a complete and thorough review of all new opening account applications. The Fund will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

As a result of the Program, the Trust may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or proceeds of the account to a governmental agency.

Purchases and Redemptions of Fund Shares

The information provided below supplements the information contained in the Fund’s Prospectus regarding the purchase and redemption of the Fund shares.

Purchases and Offering of Shares

The shares of the Fund have been registered with the SEC under the Securities Act of 1933 and the 1940 Act.

The public offering price of the shares during the continuous offering is the Sales Price, which is determined by the Fund’s investment adviser on each Business Day. The number of shares credited to the shareholder will be equal to the cash amount received by the Fund divided by the net asset value per share of the Fund that is applicable on the day the funds are received (the “Sales Price”). If such day is not a Business Day, the Sales Price will be determined

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on the next Business Day. The Sales Price applicable during any given Business Day is the Sales Price calculated as of the close of trading on the NYSE on such Business Day. Computations will be done to three decimal points.

The Fund reserves the right to limit the sales of shares and may, in its sole discretion, permit purchases of shares where, in the judgment of management, such purchases do not have a detrimental effect on the portfolio management of the Fund or its Shareholders. The Fund reserves the right to reject any order for the purchase of shares in whole or in part for any reason, and to suspend, without notice, the sale of shares to the public in response to conditions in the securities markets or otherwise.

Purchases of certain share classes through financial intermediaries - Pursuant to SEC guidance, certain financial intermediaries may impose on shareholders sales charges or transaction fees determined by the financial intermediary related to the purchase of Fund shares. These charges and fees are not disclosed in the prospectus or this SAI. You should consult with representatives of your financial intermediary or visit the financial intermediary’s website for more information.

If Fund shares are purchased through a financial intermediary, the financial intermediary may receive all or a portion of the sales charges and distribution fees discussed under “Purchase and Redemption of Fund Shares” in the prospectus and under “Capital Stock” and “Purchases and Offering of Shares” in this SAI. In this context, the term “financial intermediaries” includes any broker-dealer, bank, or other financial intermediary having a selling or similar agreement with the Distributor.

To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, Oriental Trust (or its affiliates) may from time to time make additional payments from their own resources to financial intermediaries in connection with the sale of Class A Withholding and Non-Withholding shares of the Fund (“additional payments”). Such payments may come directly or indirectly from fees paid by the Fund to Oriental Trust for various services, such as investment advisory services. The additional payments are not an additional charge to the Fund or its shareholders and do not change the price paid by shareholders for the purchase of the Fund’s shares or the amount the Fund receives as proceeds from such purchases.

The additional payments may be calculated based on sales of shares of the Fund (i.e., as a percentage of the value of shares sold), and they primarily create an incentive for new sales of shares of the Fund. Oriental Trust is motivated to make the additional payments as they promote the sale of Fund shares. To the extent financial intermediaries sell more shares of the Fund, Oriental Trust benefits from the incremental management fees paid to Oriental Trust with respect to those assets.

The additional payments may create a conflict of interest by influencing the financial intermediary to recommend the Fund over another investment. In certain cases, the payments could be significant to the financial intermediary. Certain arrangements are still being negotiated. Accordingly, please contact your financial intermediary to determine whether they currently may be receiving the additional payments and to obtain further information regarding any such payments. You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares and you should discuss this matter with representatives of your financial intermediary.]

Redemptions in Kind

[The Fund has reserved the right to pay the redemption price of its shares, either totally or partially, by a distribution in kind of portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value per share for the shares being sold. If a shareholder receives a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash. A redemption in-kind is treated as a taxable transaction and a sale of the redeemed shares, generally resulting in capital gain or loss to you, subject to certain loss limitation rules. Under unusual conditions that make the payment of cash unwise and for the protection of the Fund’s remaining shareholders, the Fund might pay all or part of the remaining redemption proceeds in securities with a market value equal to the redemption price (redemption in kind).

The Fund may hold illiquid investments but not more than 5% of the Fund’s assets (measured at acquisition). As discussed above, for purposes of redemptions in-kind, illiquid investments are any investments that the Fund

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reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. In the unlikely event the Fund were to elect to make an in-kind redemption, the Fund expects that it would follow the normal protocol of making such distribution by way of a pro rata distribution based on its entire portfolio. If the Fund held illiquid investments, such distribution may contain a pro rata portion of such illiquid investments or the Fund may determine, based on a materiality assessment, not to include illiquid investments in the in-kind redemption in accordance with the Trust’s Liquidity Risk Management Program and Redemption In-Kind Policies and Procedures. The Fund does not anticipate that it would ever selectively distribute a greater than pro rata portion of any illiquid investments to satisfy a redemption request. If such securities are included in the distribution, shareholders may not be able to liquidate such securities and may be required to hold such securities indefinitely. Shareholders’ ability to liquidate such securities distributed in-kind may be restricted by resale limitations or substantial restrictions on transfer imposed by the issuers of the securities or by law. Shareholders may only be able to liquidate such securities distributed in-kind at a substantial discount from their value, and there may be higher brokerage costs associated with any subsequent disposition of these securities by the recipient.]

Distributions and Tax Information

Distributions

The Fund intends to declare dividends from net investment income daily and pay such dividends monthly. The Fund will distribute net realized capital gains (including net short-term capital gains), if any, at least annually; however, the Fund does not expect to realize any long-term capital gains and losses.

Unless a shareholder has elected to receive distributions of income in cash, dividends will be reinvested automatically in additional shares of the same class at net asset value per share of such class. Reinvested dividends are credited to shareholders’ accounts in additional shares of the same class at the net asset value per share of such class as of the close of business on the ex-dividend date. A shareholder may change the option at any time by notifying his or her broker.

Exempt Dividends, Capital Gain Dividends and Ordinary Dividends on Class A Withholding and Class I Institutional Withholding Shares will be distributed net of the 15% withholding tax imposed by Section 1023.06(a) of the PR Code, which will be automatically withheld at source by the brokers or other financial intermediaries through which the investors hold their shares, but the 15% withholding tax will not be applicable to Exempt Dividends, Capital Gain Dividends and Ordinary Dividends on Class A Non-Withholding and Class I Institutional Non-Withholding Shares.

Distributions from the Fund may be subject to U.S. federal income taxes if made to shareholders who are not Qualifying Investors (as defined herein).

On or before February 28 of each year, the Fund will file with the Puerto Rico Treasury Department (“PRTD”), and provide a copy to each shareholder, an informative return to report all distributions made to each shareholder during the preceding tax year.

Tax Information

The following summarizes certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus, or otherwise provides additional details not described therein. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussions here and in the Prospectus are not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situations.

The discussion of the U.S. federal tax consequences in the Prospectus and this SAI are based on US Code and the regulations issued thereunder, and court decisions and administrative interpretations, as in effect on the date of this SAI. Except where otherwise indicated, the US income tax discussion assumes that the investors are individual U.S. citizens or residents (“US Individuals”), taxable corporations created or organized under the laws of a State of the United States (“US Corporations” and together with US Individuals, the “US Shareholders”), and taxable corporations organized under the laws of Puerto Rico (“Puerto Rico Corporations”) which are not subject to the controlled foreign

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corporation regime or the passive foreign investment company rules of the US Code. This discussion further assumes that no US Shareholder will hold directly, indirectly or by attribution 10% or more of the shares of the Fund.

The Puerto Rico tax discussion is based on the current provisions of the PR Code and the regulations promulgated or applicable thereunder, the administrative pronouncements issued by the PRTD, the Municipal Code and the regulations promulgated thereunder, and Act 93-2013. The Puerto Rico tax discussion assumes that (i) the Fund will meet the requirements of PR Code Section 1112.01 and the 1940 Act, (ii) all individual investors are US citizens, and (ii) no investor will be subject to special rules of taxation, such as partnerships or entities that are treated as conduit entities for Puerto Rico income tax purposes, “Special Partnerships,” “Subchapter E Corporations” (Corporations of Individuals), life insurance companies, registered investment companies, tax exempt organizations, estates and trusts.

No attempt has been made to discuss all Puerto Rico and U.S. federal income or other tax matters that may affect the Fund or its investors. The statements that follow are based on the existing provisions of the US and PR statutes and regulations above mentioned, and the corresponding judicial decisions and administrative pronouncements issued by the pertinent governmental agencies, all of which are subject to change (even with retroactive effect). A prospective investor should be aware that the conclusions set forth herein are not binding on the PRTD, any municipality or Puerto Rico governmental agency, the IRS and the courts. Accordingly, there can be no assurance that such conclusions, if challenged, will be sustained.

For purposes of the following Puerto Rico tax discussion, the term “Foreign Corporation” is used to refer to a corporation organized under the laws of a jurisdiction other than Puerto Rico.

Puerto Rico Taxation of the Fund

Income Taxes. As an investment company (i) organized in Puerto Rico, (ii) with its principal office in Puerto Rico, and (iii) registered with the SEC under the 1940 Act, the Fund will be treated as a registered investment company under Section 1112.01 of the PR Code. As such, the Fund will be exempt from Puerto Rico income tax for a taxable year if it distributes to its shareholders at least 90% of its net income for the taxable year within the time period provided by the PR Code (the “90% Distribution Requirement”). In determining its net income for purposes of the 90% Distribution Requirement, the Fund shall not take into account capital gains and losses and certain items of income (including interest) that are exempt from taxation under the PR Code. The Fund intends to meet the 90% Distribution Requirement to be exempt from Puerto Rico income tax.

Property Taxes. Under the provisions of the Municipal Code, the Fund will be subject to property taxes. However, stocks, bonds, notes and other securities, debt instruments or obligations (collectively, “Securities”) issued by Puerto Rico and Foreign entities are exempt from property taxes imposed by the Municipal Code.

Municipal License Taxes. Pursuant to Act 93-2013, investment companies, such as the Fund, are not subject to municipal license taxes, provided that they are registered under Act 93-2013. Because municipalities have the authority to impose taxes that are not incompatible with the taxes imposed by the Commonwealth of Puerto Rico, the holding in Administrative Determination 19-04, issued on September 5, 2019 by the PRTD, should be constructed as exempting the Fund from the municipal license tax imposed by the Municipal Code.

Puerto Rico Taxation of Fund Shareholders

Income Taxes on Dividend Distributions. Dividend distributions by the Fund are classified as “Exempt Dividends,” “Capital Gain Dividends” or “Ordinary Dividends” as discussed below.

Distributions paid by the Fund from its earnings and profits derived from certain exempt income described in Section 1031.02 of the PR Code, including without limitation, interest on obligations of the United States, any state or territory of the United States or political subdivision thereof and of the District of Columbia (“Exempt Dividends”) are exempt from Puerto Rico income tax. However, investors that acquire Class A Withholding Shares or Class I Institutional Withholding Shares will be irrevocably agreeing that all Exempt Dividends distributed to them will be subject to a 15% withholding tax, which will be withheld by the brokers or other financial intermediaries through which the investors hold their shares. The 15% withholding tax may be claimed as a credit against the Puerto Rico income taxability of the investor.

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Distributions paid by the Fund from its earnings and profits derived from the sale or exchange of property constitute capital gain dividends (“Capital Gain Dividends”) and are taxable as long-term capital gains regardless of how long the shares of the Fund have been held by the shareholder. Capital Gain Dividends will qualify for the special income tax rate on capital gains of 15% (subject to the alternate basic tax discussed below) in the case of individuals that are bona fide residents of Puerto Rico within the meaning of US Code Sections 933 and 937 (“Qualifying Individuals”), and for the alternative 20% income tax rate in the case of Puerto Rico Corporations.

A dividend distributed by the Fund that is not an Exempt Dividend or Capital Gain Dividend constitutes an ordinary dividend (“Ordinary Dividend”) if made out of earnings and profits attributable to income that is included in gross income by the Fund for Puerto Rico income taxes and subject to Puerto Rico income tax under the PR Code.

Ordinary Dividends and Capital Gain Dividends received by Qualifying Individuals and Puerto Rico Corporations are included in income and subject to Puerto Rico income tax (as ordinary gross income or capital gain, as the case may be) regardless of whether they are reinvested in additional shares of the Fund pursuant to the Fund’s dividend reinvestment plan. Distributions that exceed the earnings and profits of the Fund will be treated as a tax-free return of capital to a shareholder to the extent of the shareholders basis in the shares of the Fund, and any excess will be treated as a gain from the sale or exchange of such shares and subject to the tax consequences described below under Sale, Exchange or Other Disposition of the shares of the Fund.

Ordinary Dividends received by Qualifying Individuals will be subject to a 15% preferential tax (subject to the alternate basic tax discussed below) to be withheld at source, rather than to the regular tax on ordinary income. Upon filing a Puerto Rico income tax return, the Qualifying Individuals may elect not to be subject to the 15% preferential tax on the Ordinary Dividends and be subject to the regular income tax rates provided by the PR Code on ordinary income and the 15% tax withheld at source may be claimed as a credit against Puerto Rico income taxes. However, by purchasing Class A Withholding Shares and Class I Withholding Shares of the Fund, each Qualifying Individual will be irrevocably agreeing to the 15% Puerto Rico income tax withholding on all Exempt Dividends, Capital Gain Dividends, and Ordinary Dividends.

An Ordinary Dividend received by a Puerto Rico Corporation will be subject to regular and alternative minimum tax. An Ordinary Dividend received by a Puerto Rico Corporation will qualify for 85% dividends received deduction. Puerto Rico Corporations will not be eligible for the 15% preferential tax applicable in the case of Qualifying Individuals.

Alternate Basic Tax. Qualifying Individuals are subject to alternate basic tax if their regular tax liability is less than the alternate basic tax liability. The alternate basic tax applies with respect to Qualifying Individuals that have alternate basic tax net income in excess of $25,000. The alternate basic tax rates range from 1% to 24% depending on the alternate basic tax net income (the 24% top marginal rate applies to alternate basic tax net income in excess of $250,000). The alternate basic tax net income is determined by adjusting the individual’s net income subject to regular income tax rates by, among other items, adding: (i) certain income exempt from the regular income tax and (ii) income subject to special tax rates as provided in the PR Code such as: Ordinary Dividends, Capital Gain Dividends and long-term capital gains recognized by Qualifying Individuals on the sale, exchange or other taxable disposition of the shares of the Fund. It should be noted that exempt dividends paid by the Fund are not subject to alternate basic tax.

Individuals not Residents of Puerto Rico. Individuals who are not residents of Puerto Rico will be subject to Puerto Rico income tax on Ordinary Dividends at the rate of 15% to be withheld at source by the Fund or its paying agent. No PR income tax should apply on Capital Gain Dividends because such dividends are treated as long-term capital gains from sources outside of Puerto Rico. However, by purchasing Class A Withholding Shares and Class I Withholding Shares of the Fund, each individual investor not resident of Puerto Rico will be irrevocably agreeing to the 15% Puerto Rico income tax withholding on all Exempt Dividends, Capital Gain Dividends, and Ordinary Dividends. As a general rule, individuals who are not residents of Puerto Rico may request a refund from the PRTD of said 15% withholding tax on Capital Gain Dividends.

Foreign Corporations. The income taxation of Ordinary Dividends and Capital Gain Dividends paid by the Fund to a foreign corporation will depend on whether or not the foreign corporation is engaged in a trade or business in Puerto Rico in the taxable year of the dividend.

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A foreign corporation that is not engaged in a trade or business in Puerto Rico will be subject to Puerto Rico income tax on Ordinary Dividends at the income tax rate of 10% and no PR income tax should apply on Capital Gain Dividends because such dividends are treated as long-term capital gains from sources outside of Puerto Rico. However, by purchasing Class A Withholding Shares and Class I Withholding Shares of the Fund, foreign corporations will be irrevocably agreeing to the 15% Puerto Rico income tax withholding on all Exempt Dividends, Capital Gain Dividends, and Ordinary Dividends. As a general rule, foreign corporations not engaged in certain banking or financial businesses in Puerto Rico may request a refund from the PRTD of said 15% withholding tax on Capital Gain Dividends, as well as the withholding tax on Ordinary Dividends in excess of the applicable 10% income tax rate. In the case of foreign corporations engaged in certain banking or financial businesses in Puerto Rico, a credit should be available for the 15% withholding tax on Capital Gain Dividends attributable to such corporation’s banking or financial business conducted in Puerto Rico.

Foreign corporations that are engaged in trade or business in Puerto Rico are subject to the applicable regular Puerto Rico corporate income tax rates on their net income that is effectively connected with the active conduct of a trade or business in Puerto Rico. This income will include all net income from sources within Puerto Rico, such as the Ordinary Dividends, and certain items of net income from sources outside Puerto Rico that are effectively connected with the active conduct of a trade or business in Puerto Rico, which may include Capital Gain Dividends in the case of foreign corporations engaged in a financing, lending or trading business in Puerto Rico. Such net income would be subject to the same rules applicable to Puerto Rico Corporations (including the dividends received deduction and 20% preferential tax on capital gains, discussed above). In general, foreign corporations that are engaged in a trade or business in Puerto Rico are subject to tax at gradual corporate income tax rates that range from 18.5% to 37.5%, plus a 10% branch profits tax.

Sale, Exchange or Other Disposition of the shares of the Fund. Gain recognized by a shareholder from the sale, exchange or other disposition (including a redemption that is not essentially equivalent to a dividend) of shares in the Fund will be treated as a capital gain for shareholders who hold such shares as a capital asset and as a long-term capital gain if such shares have been held by the shareholder for more than one (1) year prior to such sale or exchange. Long-term capital gains recognized by Qualifying Individuals, on the sale, exchange or other disposition of their shares in the Fund will be subject to a 15% income tax rate. Alternatively, the Qualifying Individuals may elect to include such long-term capital gains as ordinary income and be subject to the regular income tax rates imposed under the PR Code. Long-term capital gains recognized by a Puerto Rico Corporation on the sale, exchange or other disposition of its shares in the Fund will be subject to an alternative 20% income tax rate. Alternatively, a Puerto Rico Corporation may also elect to include such long-term capital gain as ordinary income and be subject to the regular income tax rates imposed under the PR Code. Losses from the sale, exchange or other disposition of shares in the Fund that constitute capital assets in the hands of Qualifying Individuals or Puerto Rico Corporations are deductible only to the extent of gains recognized by such shareholders from the sale, exchange or other disposition of capital assets. Qualifying Individuals and Qualifying Trusts may also deduct up to $1,000 of such capital losses against ordinary income. Qualifying Investors may carryforward and deduct any remaining capital losses against net capital gains derived in such years, subject to certain time limitations, provided, however, that the deduction may not exceed 90% of such capital gains.

Individuals not Residents of Puerto Rico. Individuals who are not residents of Puerto Rico should not be subject to Puerto Rico income tax on the sale or exchange of shares of the Fund because such gain constitutes income from sources outside Puerto Rico.

Foreign Corporations. Foreign corporations that are not engaged in a trade or business in Puerto Rico will not be subject to Puerto Rico income tax on any capital gain realized on the sale or exchange of shares of the Fund because such gains should constitute income from sources outside Puerto Rico. A foreign corporation that is engaged in a financing, banking or trading business in Puerto Rico will generally be subject to Puerto Rico corporate income tax on any gain realized on the sale or exchange of shares of the Fund because such gain should be treated as effectively connected with such trade or business in Puerto Rico. Any such gain should be eligible for the alternative tax of 20% if it qualifies as a long-term capital gain. In general, a foreign corporation that is engaged in a trade or business in Puerto Rico will also be subject to a 10% branch profits tax.

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Estate and Gift Taxes. Estate and gift taxes imposed by the PR Code have been repealed with respect to transfers by inheritance or gift occurring after December 31, 2017.

Municipal License Taxes. Under the Municipal Code, all dividends distributed by the Fund to Puerto Rico Corporations will form part of their “volume of business” and, therefore, may be subject to a municipal license tax of up to 1.5% in the case of such shareholders that are engaged in a financial business, or of up to 0.5% in the case of such shareholders engaged in non-financial businesses. Individual investors should not be subject to a municipal license tax on the Fund’s distributions.

Property Taxes. Under the provisions of the Municipal Code, the shares of the Fund should be exempt from Puerto Rico personal property taxes in the hands of the Fund shareholders.

The discussion contained in this Section is a general and abbreviated summary of certain Puerto Rico tax considerations affecting the Fund and its shareholders and is not intended as tax advice or to address a shareholder’s particular circumstances. Investors are urged to consult their tax advisers regarding the tax consequences of investing in the Fund.

United States Taxation of the Fund

Income Taxes. Based on certain representations made by the Fund, under current United States federal income tax law, the Fund should not be engaged in a U.S. trade or business. Interest received by the Fund from U.S. sources on certain registered obligations (“Portfolio Interest”) and gains derived by the Fund from the sale or exchange of personal property (other than a “United States Real Property Interest”) are not subject to United States federal income taxation. Moreover, as an investment trust organized under Puerto Rico law treated as a foreign corporation not engaged in trade or business under the US Code, the Fund will only be subject to United States federal income taxation if it realizes certain items of U.S. source income of a fixed or determinable annual or periodic nature, in which case the Fund will be subject to withholding of United States federal income tax at a 10% gross rate on U.S. source dividends (if certain conditions are met) and at a 30% gross rate on such other U.S. source income. If the Fund ultimately is found to be engaged in a U.S. trade or business, it would be subject to U.S. corporate income tax at the regular rates applicable to corporations (currently 21%) on that part of its net income that is effectively connected with such business and, in addition, to a branch profits tax (which generally is imposed on a foreign corporation upon the repatriation outside of the United States of earnings and profits attributable to a U.S. trade or business) at a 30% rate on its earnings and profits attributable to such effectively connected income, subject to a number of statutory adjustments.

Sections 1471 through 1474 of the US Code (commonly known as “FATCA”) impose a 30% withholding tax upon most payments of U.S. source income made to certain “foreign financial institutions” or “non-financial foreign entities” (“NFFE”) (including “territory non-financial foreign entities”) unless certain certification and reporting requirements are satisfied. In the case of most payments of U.S. source income, the 30% withholding applies to interest and other periodic payments made after June 30, 2014. Regulations issued under FATCA (the “FATCA Regulations”) treat the Fund as a “non-financial foreign entity.” Under this classification, the Fund could be required to provide to the payors of such income (except with respect to certain grandfathered obligations) certain information with respect to its investors. The payors, in turn, would be required to disclose such information to the IRS.

Under the FATCA Regulations, the Fund would not have to provide the required information only if it is wholly owned directly or indirectly by investors who are individual bona fide residents of Puerto Rico for purposes of Section 933 of the US Code, otherwise it will have to provide the information with respect to direct and indirect substantial U.S. owners of the Fund. If the Fund is unable to obtain such information from any such investor or otherwise fails or is unable to comply with the requirements of the US Code, the FATCA Regulations or any other implementing rules, certain payments to the Fund may be subject to a 30% withholding tax. By making an investment in the Fund, each investor agrees to provide all information and certifications necessary to enable the Fund to comply with these requirements, authorizes the Fund to redeem his or her shares if it fails to timely provide such information or certifications and agrees to indemnify the Fund from any tax withheld due to such investors failure to timely provide the information required under FATCA. A withholding agent is not required to make the 30% withholding if the withholding agent can treat the payment as made to a payee that is a direct reporting non-financial foreign entity and certain requirements are met. The Fund has elected to register as a direct reporting NFFE with the IRS. As a direct

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reporting NFFE, the Fund will have to report on IRS Form 8966, FATCA Report, directly to the IRS certain information about its direct or indirect substantial U.S. owners, in lieu of providing such information to the withholding agent.

Prospective investors should consult with their own tax advisers regarding these matters and similar disclosure requirements as they apply to them.

United States Taxation of Fund Shareholders

Income Taxes. The Fund will be treated as a foreign corporation not engaged in US trade or business under the US Code and dividends paid by the Fund will generally have a Puerto Rico source rather than a US source classification.

In general, Fund’s distributions to US Shareholders will be taxable for US federal income tax purposes, regardless of whether they are received in cash or reinvested in Fund shares, and will be subject to the passive foreign investment company (“PFIC”) rules described below. Gains from the sale of the shares of the Fund will also be taxable under the US Code and subject to the PFIC rules.

Puerto Rico Corporations that are not engaged in a U.S. trade or business should not be subject to US taxation on dividends received from the Fund and on gains from the sale or exchange of their shares in the Fund.

Under US Code Sections 933 and 937, and the regulations thereunder, Qualifying Individuals who own, directly or indirectly, less than 10% of the total shares of the Fund will not be subject to United States income taxation on dividends received from the Fund. Also, Qualifying Individuals will not be subject to United States income taxation on gains from the sale or exchange of their shares of the Fund. However, these shareholders will not generally be allowed a tax deduction for any amount allocable to or chargeable against amounts so excluded from the Qualifying Individuals’ gross income.

In the case of Qualifying Individuals who own, directly or indirectly, at least 10% of the total shares of the Fund, only the Puerto Rico source ratio of any dividend paid or accrued by the Fund shall be treated as income from sources within Puerto Rico and exempt for U.S. federal income taxes. For these shareholders, the Puerto Rico source ratio of any dividend from the Fund shall be a fraction, the numerator of which equals the gross income of the Fund from sources within Puerto Rico during the testing period and the denominator of which equals the total gross income of the Fund for the testing period. The term “testing period” as used herein means the 3-year period ending with the close of the taxable year of the payment of the dividend (or such part of such period as the Fund has been in existence, if less than 3 years). In the case of these shareholders, the part of the dividend determined to be from sources other than Puerto Rico (after applying the rules described in this paragraph) will be subject to United States income taxation, including the PFIC rules described below.

Qualifying Individuals should consult their tax advisers to determine if under the provisions of Section 937 of the US Code and the regulations promulgated thereunder, they meet the direct or indirect 10% ownership requirement described above since certain attribution rules apply for purposes of determining such 10% ownership requirement. If after consulting his or her tax adviser, a Qualifying Individuals determines that he or she is a 10% shareholder of the Fund, such shareholder must contact the investment adviser to get the necessary information to determine which part of the dividend received by him or her is from sources other than Puerto Rico.

Notwithstanding the foregoing, Qualifying Individuals should also note that Section 937(b) of the US Code includes an exception to the general source of income rules (described above) otherwise applicable to dividends paid by Puerto Rico corporations (such as the Fund) in the case of dividends paid by such Puerto Rico corporations pursuant to certain conduit plans or arrangements (“conduit arrangements”). Under the regulations, income received pursuant to a conduit arrangement from United States sources would retain its character as U.S. source income notwithstanding the fact that the general sourcing rules would otherwise treat such income as being from Puerto Rico sources. In general, the regulations describe a conduit arrangement as one in which pursuant to a plan or arrangement income is received by a person in exchange for consideration provided to another person and such other person provides the same consideration (or consideration of a similar kind) to a third person in exchange for one or more payments constituting income from sources within the United States. We understand, however, that the conduit regulations were not intended to apply to an actively managed investment company such as the Fund that is subject to regulation by governmental

34

authorities and, therefore, dividends paid by the Fund should be sourced by the general sourcing rules, which will treat such distributions as income from Puerto Rico sources.

Under current United States federal income tax law, the Fund will likely be treated as a PFIC. Under the PFIC rules, a Fund shareholder that is a US Shareholder (i.e., a U.S. a citizen or resident of the United States, a U.S. domestic corporation or partnership, or an estate or trust that is taxed as a resident of the United States) and that disposes of its PFIC stock at a gain is treated as receiving an excess distribution equal to such gain. In addition, if a US shareholder receives a distribution from a PFIC in excess of 125% of the average amount of distributions such shareholder has received from the PFIC during the three preceding taxable years (or shorter period if the US shareholder has not held the stock for three years), the US shareholder is treated as receiving an excess distribution equal to such excess. In general, under the PFIC rules, (i) the excess distribution or gain would be allocated ratably over the US shareholder’s holding period for the shares of the Fund, (ii) the amount allocated to the current taxable year would be taxed as ordinary income, and (iii) the amount allocated to each of the other taxable years would, with certain exceptions, be subject to tax at the highest rate of tax in effect for the applicable class of taxpayer for that year, and an interest charge for the deemed deferral benefit would be imposed on the resulting tax attributable to each such year.

As an alternative to these rules, US shareholders may, in certain circumstances, elect a mark-to-market treatment with respect to their shares in the Fund.

Under a proposed US Code regulation, Qualifying Individuals are subject to the PFIC rules described above only to the extent that any excess distribution or gain is considered to be from sources other than Puerto Rico, is allocated to a taxable year during which the Qualifying Individuals held the Shares and was not a bona fide resident of Puerto Rico during the entire taxable year, or is treated as a dividend from United States sources under the rules of US Code Section 933 and 937 described above. The portion of the excess distribution or gain considered to be Puerto Rico source income should not be subject to U.S. federal income tax pursuant to US Code Section 933.

Individual shareholders of a PFIC, such as the Fund, who are, among others, United States citizens, must file an annual report (IRS Form 8621) containing such information as the Secretary of the U.S. Treasury may require, unless an exemption from such filing requirement applies.

Estate and Gift Taxes. The transfer of shares of the Fund by death or gift by a Qualifying Individuals will not be subject to estate and gift taxes imposed by the US Code if such individual (i) is a U.S. citizen who acquired such citizenship solely by reason of birth or residence in Puerto Rico and (ii) is a resident of Puerto Rico for purposes of the US Code as of the time of the death or gift.

The discussion contained in this section is a general and abbreviated summary of certain federal tax considerations affecting the Fund and the shareholders and is not intended as tax advice or to address a shareholder’s particular circumstances.

Investors are urged to consult their tax advisers regarding specific questions as to United States federal or Puerto Rico taxes or as to the consequences of investing in the Fund.

State and Local Taxes. Distributions of Ordinary Dividends and Capital Gain dividends, and gains from the sale, exchange or redemption of your Fund shares, are generally subject to state and local taxes. You should consult your tax adviser regarding the tax status of distributions in your state and locality.

It must be noted that the U.S. Code provides special rules for entities that are treated as partnerships for U.S. federal income tax purposes.

Distribution Plan

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”), whereby Class A Withholding and Non-Withholding shares the Fund pay to the Distributor service and distribution fees as described in the prospectus. The Plan authorizes the Trust to pay the Distributor an annual fee of up to [0.25]% of the Fund’s average daily net assets attributable to such classes, respectively, for services as the Fund’s principal distributor in connection with any activities or expenses primarily intended to result in the sale of the Fund or for providing or arranging for

35

others to provide shareholder services and for the maintenance of shareholder accounts, including, but not limited to, payment of compensation, including incentive compensation, to securities dealers and other financial institutions and organizations to obtain various distribution related and/or administrative services for the Fund’s investors. No distribution or service fees are paid with respect to Class I Withholding and Non-Withholding shares.

The Board has determined that the Plan could be a significant factor in the growth and retention of Fund assets, resulting in a more advantageous expense ratio and increased investment flexibility, which could benefit each class of Fund shareholders. A cash flow from sales of shares may enable the Fund to meet shareholder redemptions without having to liquidate portfolio securities and to take advantage of buying opportunities without having to make unwarranted liquidations of portfolio securities. The Board also considered that continuing growth in the Fund’s size would be in the shareholders’ best interests because increased size would allow the Fund to realize certain economies of scale in their operations and would likely reduce the proportionate share of expenses borne by each shareholder. Even in the case of the Fund being closed to new investors, which is not currently the case, the payment of ongoing compensation to a financial intermediary for providing services to its customers based on the value of their Fund shares is likely to provide the shareholders with valuable services and to benefit the Fund by promoting shareholder retention and reduced redemptions. The Board therefore determined that it would benefit the Fund to have monies available for the direct distribution and service activities of the Distributor as the Fund’s distributor, in promoting the continuous sale of the Fund’s shares. The Board, including the non-interested trustees, concluded, in the exercise of their reasonable business judgment and in light of their fiduciary duties, that there is a reasonable likelihood that the Plan will benefit the Fund and their shareholders.

The Plan has been approved by the Board, including all of the Independent Trustees. The Plan must be reviewed annually by the Board and may be continued from year to year by vote of the Board, including a majority of the Independent Trustees, cast in person at a meeting called for that purpose. It is also required that the selection and nomination of non-interested trustees be done by non-interested trustees. The Plan may be terminated at any time, without any penalty, by such trustees, by any act that terminates the distribution agreement between the Trust and the Distributor, or, as to the Fund, by vote of a majority of the Fund’s outstanding shares.

Distributor

The Fund’s distributor, and any broker or dealer as may be authorized by it from time to time, will act as the distributors of the shares. The distributors will solicit subscriptions for the shares during the offering period.

Oriental Financial Services LLC, located at 254 Muñoz Rivera Avenue, San Juan, Puerto Rico 00918, acts as principal underwriter in a continuous public offering of the Fund’s shares. Pursuant to a distribution agreement (the “Distribution Agreement”) between Oriental Financial Services LLC and the Fund, Oriental Financial Services LLC acts as the Trust’s principal underwriter and distributor (the “Distributor”) and provides certain administration services and promotes and arranges for the sale of the Fund’s shares. Oriental Financial Services LLC is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority (FINRA).

After its two-year initial term, the Distribution Agreement between the Trust and Oriental Financial Services LLC will continue in effect only if such continuance is specifically approved at least annually by the board or the vote of a majority of the Fund’s outstanding voting securities and, in either case, by a majority of the independent trustees.

The Distribution Agreement is terminable without penalty by the Trust on behalf of the Fund on a 60-day written notice when authorized by a majority vote of the Fund’s shareholders or by a vote of a majority of the board, including a majority of the independent trustees, or by Oriental Financial Services LLC on a 60-day written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

Financial Statements

The Fund is newly organized and therefore has not yet had any operations prior to the date of this SAI. Once available, copies of the Fund’s annual and semi-annual reports to shareholders and/or financial statements may be obtained upon request and without charge by calling the Fund at 787-620-0000 or by downloading at [_].

36

Appendix A

Summary of Credit Ratings

The following summarizes the descriptions for some of the general ratings referred to in the Fund’s prospectuses and this SAI. Ratings represent only the opinions of the rating organizations about the safety of principal and interest payments, not market value. The rating of an issuer is heavily influenced by past developments and does not necessarily reflect probable future conditions. A lag frequently occurs between the time a rating is assigned and the time it is updated. Ratings are therefore general and are not absolute standards of quality.

Credit Ratings - General Securities

The following summarizes the descriptions for some of the general ratings referred to in the Fund’s prospectus and SAI. The descriptions for the ratings for municipal securities and commercial paper follow this section. Ratings represent only the opinions of these rating organizations about the quality of the securities which they rate. They are general and are not absolute standards of quality.

Moody’s Investors Service, Inc.

The purpose of Moody’s ratings is to provide investors with a single system of gradation by which the relative investment qualities of bonds may be rated.

Bonds

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations. They are neither highly protected nor poorly secured. Interest payments and security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this asset class.

B: Bonds which are rated B generally lack characteristics of the desirable investment - they are considered speculative and subject to high credit risk. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

APP - 1

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Rating Refinements-Moody’s may apply numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B in its bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor’s Corporation

A Standard & Poor’s debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees. The ratings are based on current information furnished by the issuer or obtained by Standard & Poor’s from other sources it considers reliable. Standard & Poor’s does not perform any audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings are based, in varying degrees, on the following considerations: (a) likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (b) nature of and provisions of the obligation; and (c) protection afforded by, and relative position of, the obligation in the event of bankruptcy and other laws affecting creditors’ rights.

Bonds

AAA: Bonds rated AAA have the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation (i.e., pay interest and repay principal) is extremely strong.

AA: Bonds rated AA differ from the highest-rated obligations only in a small degree. The obligor’s capacity to meet its financial commitment on the obligation (i.e., pay interest and repay principal) is very strong.

A: Bonds rated A are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation (i.e., pay interest and repay principal) is still strong.

BBB: Bonds rated BBB exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation (i.e., pay interest and repay principal).

BB: Bonds rated BB are less vulnerable to nonpayment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation (i.e., pay interest and repay principal).

B: Bonds rated B are more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation (i.e., pay interest and repay principal). Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated CC is currently highly vulnerable to nonpayment.

APP - 2

C: The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D: An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

The Standard & Poor’s ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

r: This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

Fitch Ratings

Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch’s assessment of the issuer’s ability to meet the obligations of a specific debt issue or class of debt in a timely manner. The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer’s future financial strength and credit quality. Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guarantees unless otherwise indicated.

Bonds

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated “AAA.” Because bonds rated in the “AAA” and “AA” categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated “F-1+”.

A: Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Debt rated BBB is considered to be of satisfactory credit quality. Ability to pay interest and principal is adequate. Adverse changes in economic conditions and circumstances are more likely to impair timely payment than higher rated bonds.

BB: Bonds are considered speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist in the obligor satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

APP - 3

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. “DDD” represents the highest potential for recovery on these bonds, and “D” represents the lowest potential for recovery.

Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the “AAA” or “D” categories.

Credit Ratings - Municipal Securities and Commercial Paper

Moody’s Investors Service, Inc.

The purpose of Moody’s ratings is to provide investors with a single system of gradation by which the relative investment qualities of bonds may be rated.

U.S. Tax-Exempt Municipals

Moody’s ratings for U.S. Tax-Exempt Municipals range from Aaa to B and utilize the same definitional elements as are set forth above under the “Bonds” section of the Moody’s descriptions.

Advance refunded issues: Advance refunded issues that are secured by escrowed funds held in cash, held in trust, reinvested in direct non-callable United States government obligations or non-callable obligations unconditionally guaranteed by the U.S. government are identified with a # (hashmark) symbol, e.g., # Aaa.

Municipal Note Ratings

Moody’s ratings for state and municipal notes and other short-term loans are designated Moody’s Investment Grade (MIG), and for variable-rate demand obligations are designated Variable Moody’s Investment Grade (VMIG). This distinction recognizes the differences between short-term credit risk and long-term risk. Loans bearing the designation MIG 1/VMIG 1 are of the best quality, enjoying strong protection from established cash flows for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the designation MIG2/VMIG 2 are of high quality, with ample margins of protection, although not as large as the preceding group. Loans bearing the designation of MIG 3/VMIG 3 are of acceptable quality, but have narrow liquidity and cash-flow protection and less well-established access to refinancing.

Commercial Paper

Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Prime-1: Issuers rated Prime-1 (or related supporting institutions) have a superior ability for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: (a) leading market positions in well-established industries; (b) high rates of return on funds employed; (c) conservative capitalization structures with moderate reliance on debt and ample asset protection; (d) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (e) well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree.

APP - 4

Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Standard & Poor’s Corporation

A Standard & Poor’s debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees. The ratings are based on current information furnished by the issuer or obtained by Standard & Poor’s from other sources it considers reliable. Standard & Poor’s does not perform any audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings are based, in varying degrees, on the following considerations: (a) likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (b) nature of and provisions of the obligation; and (c) protection afforded by, and relative position of, the obligation in the event of bankruptcy and other laws affecting creditors’ rights.

Municipal Bond Ratings

AAA-Prime Grade: These are obligations of the highest quality. They have the strongest capacity for timely payment of debt service.

General Obligation Bonds: In a period of economic stress, the issuers will suffer the smallest declines in income and will be least susceptible to autonomous decline. Debt burden is moderate. A strong revenue structure appears more than adequate to meet future expenditure requirements. Quality of management appears superior.

Revenue Bonds: Debt service coverage has been, and is expected to remain, substantial, stability of the pledged revenues is also exceptionally strong due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provisions (including rate covenant, earnings test for issuance of additional bonds and debt service reserve requirements) are rigorous. There is evidence of superior management.

AA-High Grade: The investment characteristics of bonds in this group are only slightly less marked than those of the prime quality issues. Bonds rated AA have the second strongest capacity for payment of debt service.

A-Good Grade: Principal and interest payments on bonds in this category are regarded as safe although the bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories. This rating describes the third strongest capacity for payment of debt service. Regarding municipal bonds, the rating differs from the two higher ratings because:

General Obligation Bonds: There is some weakness, either in the local economic base, in debt burden, in the balance between revenues and expenditures, or in quality of management. Under certain adverse circumstances, any one such weakness might impair the ability of the issuer to meet debt obligations at some future date.

Revenue Bonds: Debt service coverage is good, but not exceptional. Stability of the pledged revenues could show some variations because of increased competition or economic influences on revenues. Basic security provisions, while satisfactory, are less stringent. Management performance appearance appears adequate.

Rating Refinements: Standard & Poor’s letter ratings may be modified by the addition of a plus (+) or a minus (-) sign, which is used to show relative standing within the major rating categories, except in the AAA rating category.

Municipal Note Ratings

APP - 5

Municipal notes with maturities of three years or less are usually given note ratings (designated SP-1, or SP-2) to distinguish more clearly the credit quality of notes as compared to bonds. Notes rated SP-1 have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given the designation of SP-1. Notes rated SP-2 have a satisfactory capacity to pay principal and interest. Notes rated SP-3 have a speculative capacity to pay principal and interest.

Commercial Paper

A-1: A short-term obligation rated A-1 is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated B is regarded as having significant speculative characteristics. Ratings of B-1, B-2, and B-3 may be assigned to indicate finer distinctions within the B category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

Fitch Ratings

Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch’s assessment of the issuer’s ability to meet the obligations of a specific debt issue or class of debt in a timely manner. The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer’s future financial strength and credit quality. Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guarantees unless otherwise indicated.

Commercial Paper

F-1: Highest Credit Quality-Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F-2: Good Credit Quality-A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F-3: Fair Credit Quality-The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative-Uncertain capacity for timely payment of financial commitments, plus high vulnerability to near-term adverse changes in financial and economic conditions.

C: High Default Risk-Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default-Denotes actual or imminent payment default.

APP - 6

Appendix B

Proxy Voting Policies

The following information is a summary of the proxy voting guidelines for Oriental Trust.

Oriental Trust (the Adviser)

Proxies are assets of Oriental Trust’s Clients that must be voted with diligence, care, and loyalty. Oriental Trust will vote each proxy in accordance with its fiduciary duty to its Clients. Oriental Trust will generally seek to vote proxies in a way that maximizes the value of Clients’ assets. However, Oriental Trust will document and abide by any specific proxy voting instructions conveyed by a Client with respect to that Client’s securities. The CCO coordinates Oriental Trust’s proxy voting process.

Paragraph (c)(ii) of Rule 204-2 under the Advisers Act requires Oriental Trust to maintain certain books and records associated with its proxy voting policies and procedures. Oriental Trust’s recordkeeping obligations are described in the Maintenance of Books and Records section of its Compliance Manual. The CCO will ensure that Oriental Trust complies with all applicable recordkeeping requirements associated with proxy voting.

A.	Proxy Voting Policies

Oriental Trust will ensure that proxies are properly identified and voted, and that any conflicts of interest are addressed appropriately. Once the investment team receives a proxy voting ballot and accompanying materials, it will review the proposals being voted upon and will typically vote the shares by proxy either by mail, by phone or electronically. The vote will be recorded on the shareholder voting log and a copy of the shareholder voting materials will be retained.

Oriental Trust will conduct an investigation reasonably designed to ensure that the voting determination is not based on materially inaccurate or incomplete information (e.g., Oriental Trust will monitor corporate events with respect to those portfolio securities).

Oriental Trust may conduct a more detailed analysis than what may be entailed by application of its general voting guidelines (set forth below), to consider factors particular to the issuer or the voting matter under consideration (e.g., corporate events (mergers and acquisition transactions, dissolutions, conversions, or consolidations) or contested elections for directors). When determining whether to conduct such an issuer-specific analysis, or an analysis specific to the matter to be voted on, Oriental Trust will consider the potential effect of the vote on the value of a Client’s investments.

Guidelines. When Oriental Trust votes portfolio securities held by a Client that is a registered investment company, the following guidelines generally apply.

●	Proxy votes are cast FOR proposals that Oriental Trust reasonably believes:

i.	maintain or strengthen the shared interests of shareholders and management;

ii.	increase shareholder value;

iii.	maintain or increase shareholder influence over the issuer’s board of directors and management; and

iv.	maintain or increase the rights of shareholders.

●	Proxy votes are cast AGAINST proposals having the opposite effect, or where Oriental Trust does not have adequate objective facts available to it to make a reasonably informed decision as to whether the proposal is in the best interest of the Client.

In addition, if a Client that is a registered investment company invests in other investment companies in excess of the limitations in Section 12(d)(1) of the 1940 Act, Oriental Trust will, pursuant to Section 12(d)(1)(F) of the 1940 Act:

APP - 7

●	Vote the shares in the same proportion as the vote of all shares of the investment company are voted.

B.	Conflicts of Interest

From time to time, Oriental Trust or its portfolio managers (“Portfolio Managers”) may have a conflict of interest in making voting determinations with respect to a Client’s portfolio securities. A conflict of interest could arise, for example, because of a business relationship with an issuer, or a direct or indirect pecuniary interest in the issuer or matter being voted upon, or because of a personal relationship with corporate directors or candidates for directorships. Whether a material conflict of interest exists depends upon the facts and circumstances.

1.	Identifying Conflicts of Interest. For purposes of identifying conflicts of interest under these procedures, the Portfolio Manager(s) will rely upon the objective facts available to him (them) about an issuer and its voting matters from reliable sources. The Portfolio Manager(s) may determine that Oriental Trust or a Portfolio Manager has a conflict of interest for the following reasons, among others:

a.	Significant Business Relationships - The Portfolio Manager(s) will consider whether the matter involves an issuer or proponent with which Oriental Trust has a significant business relationship. Oriental Trust may have significant business relationships with certain entities, such as other investment advisory firms, service providers and vendors, clients and financial intermediaries. For this purpose, a “significant business relationship” is one that might create an incentive for Oriental Trust to vote in favor of the issuer’s management.

b.	Direct or Indirect Pecuniary Interest in Issuers or Voting Matters - The Portfolio Manager(s) may have beneficial ownership of securities of an issuer (including securities in an issuer’s capital structure different from those owned by a Client), or and thus an opportunity to profit from changes in the value of an issuer’s securities.

c.	Significant Personal or Family Relationships - The Portfolio Manager(s) will consider whether the matter involves an issuer, proponent or individual with which a Portfolio Manager may have a significant personal or family relationship. For this purpose, a “significant personal or family relationship” is one that would be reasonably likely to influence how the Portfolio Manager votes the proxy.

2.	Disclosing and Mitigating Conflicts of Interest. If the Portfolio Manager(s) are aware of a potential conflict of interest that Oriental Trust or a Portfolio Manager has with respect to an issuer or a matter being voted upon (including those described above), the Portfolio Manager(s) will disclose the conflict(s) to Oriental Trust’s CCO. If the CCO determines that there is an actual material conflict of interest, Oriental Trust will convene a meeting of its senior management to determine how to vote after reviewing documentation associated with the proxy vote and considering, among other things:

a.	A vote’s likely short-term and long-term impact on the issuer;

b.	Whether the issuer has responded to the subject of the proxy vote in some other manner;

c.	Whether the issues raised by the proxy vote would be better handled by some other action by the issuer; and

d.	Whether implementation of the proxy proposal appears likely to achieve the proposal’s stated objectives.

If the Client is a registered investment company, Oriental Trust will fully disclose to the board of the registered investment company (or an appropriate committee of such board), such that the board (or committee) can make a determination on how to vote the proxy.

C.	Annual Review

As part of Oriental Trust’s ongoing compliance program, Oriental Trust reviews and documents, no less frequently than annually, the adequacy of these voting policies and procedures to ensure that they have been formulated reasonably and implemented effectively, including whether these policies and procedures continue to be reasonably designed to ensure that Oriental Trust casts votes on behalf of Clients in their best interest as required by rule 204-

APP - 8

2(a)(17)(ii) and rule 206(4)-7(b) under the Advisers Act. Oriental Trust takes reasonable measures to determine that it is casting votes on behalf of its Clients consistently with these voting policies and procedures. Oriental Trust reviews the proxy votes it casts on behalf of its Clients as part of this annual review.

APP - 9

PART C

OTHER INFORMATION

Item 28. Exhibits

(a)		Deed of Constitution of Trust.[1]

(b)		Second Amended and Restated Bylaws.[5]

(c)		Instruments Defining Rights of Security Holders- See Articles Three, Four, Five, Seven, Eight, Nine, and Ten of the Registrant’s Deed of Constitution of Trust. See also Articles IV, V, and VI of the Registrant’s Amended and Second Restated By-Laws.

(d)

(1) Executed Amended and Restated Investment Advisory Agreement dated August 1, 2024.[7]

(2) Amendment to Schedule A of the Amended and Restated Investment Advisory Agreement dated August 1, 2024 [- to be filed by amendment].

(3) Expense Limitation Agreement dated [_] [- to be filed by amendment].

(e)

(1) Executed Amended and Restated Distribution Agreement with Northern Lights Distributors, LLC on behalf of the DGI Balanced Fund dated August 1, 2024.[7]

(2) Executed Distribution Agreement with Oriental Financial Services LLC on behalf of the DGI U.S. Government Money Market Fund dated [_] [- to be filed by amendment].

(f)		Bonus or Profit Sharing Contracts-not applicable.

(g)		(1) Custody Agreement with The Bank of New York Mellon dated May 17, 2021.[5]
(2) Custody Agreement with U.S. Bank N.A. dated [_] [- to be filed by amendment].

(h)		Other Material Contracts.

	(1)	Fund Administration and Transfer Agency Agreement with Ultimus.[2]

	(2)	Compliance Consulting Agreement with Northern Lights Compliance Services, LLC.[2]

	(3)	Master Services Agreement with Ultimus.[7]

i. Amended Fund Admin Fee Letter dated September 11, 2023.[7]

ii. Tailored Shareholder Report Services Addendum dated March 7, 2024.[7]

	(4)	Amended and Restated Master Services Agreement with Ultimus - [- to be filed by amendment].

(i)	(1)	Legal Opinion – to be filed by amendment.

	(2)	Consent of Counsel – to be filed by amendment.

(j)	(1)	Consent of Independent Registered Public Accounting Firm [– to be filed by amendment].

(k)		Omitted Financial Statements-not applicable.

(l)	Initial Capital Agreement.[3]

(m)	(1) Amended and Restated Rule 12b-1 Plan for the DGI Balanced Fund dated August 1, 2024.[7] (2) Rule 12b-1 Plan for the DGI U.S. Government Money Market Fund dated [_] [- to be filed by amendment].

(n)	Amended and Restated Rule18f-3 Multi-Class Plan.[5]

(o)	Reserved.

(p)		Codes of Ethics.

	(1)	Code of Ethics - Oriental Trust.[4]

	(2)	Code of Ethics - DGI Investment Trust.[4]

	(3)	Code of Ethics - Northern Lights Distributors, LLC.[6]

	(4)	Code of Ethics – Oriental Financial Service LLC – to be filed by amendment.

(q)	(1)	Power of Attorney - Iván C. López Morales.[7]

	(2)	Power of Attorney - Joshua Aaron Sigmon.[7]

	(3)	Power of Attorney - Carlos González Inclán.[7]

	(4)	Power of Attorney - Carlos García.[7]

[1]	Form N-1A filed on February 5, 2021

[2]	Pre-Effective Amendment No. 1 of Form N-1A filed on May 7, 2021

[3]	Form N-1A filed on May 18, 2021

[4]	Form N-1A filed on October 28, 2021

[5]	Form N-1A filed on October 28, 2022

[6]	Form N-1A filed on June 30, 2023

[7]	Form N-1A filed on October 28, 2024

Item 29. Persons Controlled by or Under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30. Indemnification

Indemnification is provided to trustees and officers of the Registrant pursuant to Article Nine of the Registrant’s Deed of Constitution of Trust and Article VIII of the Registrant’s Bylaws. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of the Investment Adviser.

With respect to the investment adviser (Oriental Trust), a separately identifiable division of Oriental Bank, the response to this Item will be incorporated by reference to its Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-121169), dated May 10, 2021. The Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32. Principal Underwriter.

[To be updated by amendment.]

(a)	Oriental Financial Services LLC (“Distributor”), located at 254 Muñoz Rivera Avenue, San Juan, Puerto Rico 00918, serves as a principal underwriter and distributor of the Fund.

 [_]

(b)	The following are the directors and executive officers of the Distributor:

Name and Principal Address*:	Positions and Offices with Underwriter:	Positions and Offices with Fund:

(c)	Not applicable.

Item 33. Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (1940 Act), are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant, and Transfer Agent	Ultimus Fund Solutions 4221 North 203rd Street, Suite 100 Elkhorn, NE 68022
Registrant’s Custodians	The Bank of New York Mellon 240 Greenwich Street New York, NY 10286
Registrant’s Investment Adviser	Oriental Trust 254 Muñoz Rivera Avenue San Juan, Puerto Rico 00918
Registrant’s Distributor	Oriental Financial Services LLC 254 Muñoz Rivera Avenue San Juan, Puerto Rico 00918

Item 34. Management Services Not Discussed in Parts A and B.

Not applicable.

Item 35. Undertakings.

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in San Juan, Puerto Rico on the 31st day of January, 2025.

DGI Investment Trust

By:	/s/ Ramon Rosado-Linera
Ramon Rosado-Linera
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following person in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Ramon Rosado-Linera	President and Chief Executive Officer	January 31, 2025
Ramon Rosado-Linera

/s/ Maritza Arizmendi	Chief Financial Officer and Treasurer	January 31, 2025
Maritza Arizmendi

Carlos A. González*	Chair of the Board, Interested Trustee and Portfolio Manager	January 31, 2025

Iván C. López Morales*	Trustee	January 31, 2025

Joshua Aaron Sigmon*	Trustee	January 31, 2025

Carlos García*	Trustee	January 31, 2025

* By:	/s/ Alfonso J. Cuesta
Alfonso J. Cuesta

*	Attorney-in-Fact pursuant to Powers of Attorney which are incorporated by reference herein.

Exhibit Lists

None.